UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06260
                                   --------------

                             Quaker Investment Trust
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

         1288 Valley Forge Road, Suite 71, Valley Forge, PA  19482
         --------------------------------------------------------------
             (Address of principal executive offices)      (Zip code)

                        Citco Mutual Fund Services, Inc.
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-220-8888
                                                    ---------------

Date of fiscal year end: 06/30/2004
                         ------------

Date of reporting period: 06/30/2004
                          -----------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO SHAREHOLDERS

The following is a copy of the Annual Report to Shareholders for the period ended June 30, 2004, pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).


              Annual Report           June 30, 2004


                      Quaker Aggressive Growth Fund

                            Quaker Core Equity Fund

                       Quaker Small-Cap Growth Fund

                  Quaker Capital Opportunities Fund

              Quaker Biotech Pharma-Healthcare Fund

                        Quaker Small-Cap Trend Fund

                          Quaker Mid-Cap Value Fund

                        Quaker Small-Cap Value Fund

                      Geewax Terker Core Value Fund

                           Quaker Fixed Income Fund

            Quaker Intermediate Municipal Bond Fund

                                     -------------------------------------------
                                                               TABLE OF CONTENTS
                                     -------------------------------------------

                                                                            Page

Chairman's Letter to The Shareholders .....................................    1

Performance Update:

      Quaker Aggressive Growth Fund .......................................    2

      Quaker Core Equity Fund .............................................    4

      Quaker Small-Cap Growth Fund ........................................    6

      Quaker Capital Opportunities Fund ...................................    8

      Quaker Biotech Pharma-Healthcare Fund ...............................   10

      Quaker Small-Cap Trend Fund .........................................   12

      Quaker Mid-Cap Value Fund ...........................................   14

      Quaker Small-Cap Value Fund .........................................   16

      Geewax Terker Core Value Fund .......................................   18

      Quaker Fixed Income Fund ............................................   20

      Quaker Intermediate Municipal Bond Fund .............................   22

Schedule of Investments ...................................................   24

Statements of Assets and Liabilities ......................................   46

Statements of Operations ..................................................   48

Statements of Changes in Net Assets .......................................   50

Financial Highlights ......................................................   52

Notes to the Financial Statements .........................................   72

Report of Independent Registered Public Accounting Firm ...................   86

Trustees and Officers .....................................................   87

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     -------------------------------------------
                                           CHAIRMAN'S LETTER TO THE SHAREHOLDERS
                                     -------------------------------------------

                                                                   June 30, 2004

DEAR FELLOW SHAREHOLDERS:

      The past 12 months have been the most challenging and rewarding thus far in the life of the Quaker Funds. Our industry underwent some of the most dynamic regulatory changes in its history. As a result, all fund companies, including the Quaker Funds, have had to step up their compliance efforts to satisfy increased demands from regulatory agencies. At the same time, we continue to deal with ever-increasing demands of the mutual funds marketplace and the challenges of volatile financial markets.

      Over time, shareholders have come to expect more information on which to base their investment decisions, more sophisticated fund choices and improved performance. The record shows the Quaker Funds have delivered in all three areas. Challenging as they were, the markets did reward those with the foresight to invest in sectors that were in favor.

      Our commitment to our stated mission of providing access to entrepreneurial, institutional-quality money managers and the empowerment of these managers to use cash as a defensive measure to preserve capital paid dividends in the last year and attracted new investors and new assets:

FINANCIAL GROWTH

      12 MONTHS ENDING JUNE 30, 2004

      o     Asset Growth: from $265 million to $529 million, +99.6%

      o     Share Growth: from 18.6 million to 28.9 million, +55.4%

      Much of our growth can be attributed to our compelling mission statement. The "proof statement" of that message is the outstanding fund performance turned in across the board. In all, 7 out of 11 Quaker Funds outperformed their benchmarks for the 12 months ending June 30, 2004.

ORGANIZATIONAL GROWTH

      We have added strength in the areas of compliance and administration this year.

      The appointment of an Independent Chairman to the Trust has put us ahead of the industry with regard to this recently mandated regulatory requirement. Credit for this belongs to the vision of our prior chairman and the Board of Trustees.

      Timothy E. Richards, General Counsel of Quaker Funds, Inc., has been appointed Chief Compliance Officer of the Quaker Investment Trust. Once again, we are ahead of new regulatory requirements. Tim comes to us with 15 years experience in the financial services industry. Most recently, he served as Chief Trust Officer and Director of Wealth Management at Millennium Bank. His previous experience includes serving as Vice President of Fulton Financial Advisors and Senior Manager for Vanguard Fiduciary Trust Company.

NEW PRODUCT OFFERINGS

      In February, Quaker Funds added to its already impressive stable of money managers, bringing on board Thomas W. Laming of TrendStar Advisors, LLC, as manager of the Quaker Small-Cap Trend Fund. Laming has over 25 years of portfolio management experience and is probably best known for his skill in managing the Buffalo Small-Cap Fund, for which he was widely recognized by the industry media.

      We are pleased to announce the pending name change of the Quaker Aggressive Growth Fund to the Quaker Strategic Growth Fund. Our decision was not made hastily nor without thorough contemplation and discussion. We believe the word 'strategic' better reflects the Fund's overall objective and strategies.

      Finally, I would be remiss if I didn't take this opportunity to acknowledge the contribution of the Quaker Funds' founder and prior Chairman, Jeff King, to the growth of the company since its inception in 1996. We will do our utmost to maintain the forward momentum of the company he founded by continuing to provide you, the shareholder, with excellent fund management and prudent administration.

                                           Sincerely,


                                           /s/ David K. Downes

                                           David K. Downes
                                           Chairman

-------------------------------------------
PERFORMANCE UPDATE
-------------------------------------------

                                                                   June 30, 2004

DEAR QUAKER AGGRESSIVE GROWTH FUND SHAREHOLDER:

      This will be the last letter that I will be addressing to you as an "Aggressive Growth" investor. In recent months, DG Capital and the Quaker Investment Trust have discussed a name change for the Fund due to the fact that the "Aggressive Growth" moniker truly did not fit the Fund's investment strategies. Therefore, I am pleased to announce that the Fund will adopt its new name, the "Quaker Strategic Growth Fund," in the very near future. Please be assured that there will be no change in the Fund's investment process and that this decision was made simply to align the name of the Fund to correctly reflect its overall investment objective and strategies.

      After a series of back-to-back negative or flat stock market returns, the last fiscal year generated a 19.11% rate of return as measured by the broad-based S&P 500 return. For the sixth year in a row, Class A shares* of your Fund were again able to outperform the S&P 500 return by achieving a 24.24% total return for the year ended June 30, 2004.

      During the early part of the year, fiscal policy continued to be stimulative and interest rates remained low by historical standards. Due to this, capital spending by business picked up from extremely depressed levels, public sector spending remained robust and consumers continued to spend and spend.

      Unfortunately, the aforementioned business, governmental and consumer spending did not translate into sustainable job growth: job creation was up only 0.2% over the entire 31 months of the current economic recovery versus the nearly 7.5% average gain in new jobs during the previous six economic cycles. In addition, recent statistics indicate that 44% of the job creation in this cycle was led by low-end jobs; this was 50% higher than that of high-end jobs (29%), such as manufacturing and service professionals.

      This lack of quality job growth has led some observers to question the sustainability of the current economic recovery. Consumers are increasingly utilizing their inflated balance sheets to maintain their spending habits (clearly something that cannot continue long-term) and capital goods companies lack orders due to the hesitation on the part of the business sector to upgrade or retool their productive assets.

      As a result, we enter the new fiscal year with some trepidation and have positioned the Fund to withstand the increased volatility that we expect will occur in the equity markets going forward. Over the last few months, we have positioned the Fund in reasonably priced, low volatility names and have purchased downside protection as well. As always, we will opportunistically position the Fund to take advantage of the ever-changing investment environment.

      In closing, we take pride in stating that your Fund was included in the March 2004 edition of SmartMoney magazine in which ten "Great Managers for All Seasons" were profiled.

      I continue to remain grateful for your support and confidence.


                                        Respectfully submitted,


                                        /s/ Manu P. Daftary

                                        Manu P. Daftary
                                        Portfolio Manager

* Class A performance shown is not reflective of sales charges. See Average Annualized Total Return Table on the next page for performance with sales charges.

                                     -------------------------------------------
                                                              PERFORMANCE UPDATE
                                     -------------------------------------------

                          QUAKER AGGRESSIVE GROWTH FUND

                         GROWTH OF A $10,000 INVESTMENT
        NOVEMBER 25, 1996 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2004

   [the following table was depicted as a line graph in the printed material]

                                                                                    S&P 500
                           Class A      Class B         Class C      Class I         Index
                        ---------------------------------------------------------------------
  11/25/96                 9,450                                                    10,000
  12/31/96                 9,774                                                     9,806
  06/30/97                10,648                                                    11,827
  12/31/97                11,760                                                    13,078
  06/30/98                13,488                                                    15,394
  12/31/98                15,307                                                    16,815
  06/30/99                20,157                                                    18,897
  12/31/99                30,154                                                    20,353
  06/30/00                35,009                                                    20,267
  07/11/00                                             10,000
  07/20/00                                                          10,000
  08/01/00                             10,000
  12/31/00                34,822        9,554           9,834        9,736          18,500
  06/30/01                33,240        9,086           9,351        9,308          17,261
  12/31/01                32,016        8,716           9,018        8,976          16,301
  06/30/02                28,576        7,751           8,021        8,018          14,156
  12/31/02                26,544        7,176           7,386        7,460          12,699
  06/30/03                29,717        8,000           8,237        8,357          14,192
  12/31/03                34,708        9,311           9,586        9,774          16,341
  06/30/04                36,919        9,872          10,160       10,412          16,904

                                                                                    S&P 500
                           Class A      Class B         Class C      Class I         Index
                        ---------------------------------------------------------------------
Ending Values:            $36,919       $9,872         $10,160      $10,412         $16,904

                        AVERAGE ANNUALIZED TOTAL RETURN

                                                                                                           Commencement
                                                                                                          of operations
                                                   1 Year                        5 Year                   through 6/30/04

                                           with                          with                           with
                                           sales          NAV            sales          NAV             sales            NAV
                                          charge         only            charge        only            charge            only
--------------------------------------------------------------------------------------------------------------------------------
Class A (inception date 11/25/1996)       17.40%         24.24%          11.60%        12.87%            18.76%        19.65%
Class B (inception date 08/01/2000)       17.23%         23.40%            n/a           n/a             (0.33)%        0.45%
Class C (inception date 07/11/2000)       22.12%         23.35%            n/a           n/a              0.40%         0.40%
Class I (inception date 07/20/2000)       24.58%         24.58%            n/a           n/a              1.03%         1.03%
S&P 500 Total Return Index**                n/a          19.11%            n/a         (2.20)%             n/a          7.15%
--------------------------------------------------------------------------------------------------------------------------------

**The benchmark since inception returns are calculated since commencement of November 25, 1996 through June 30, 2004.

      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

      The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

      The S&P 500 Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

-------------------------------------------
PERFORMANCE UPDATE
-------------------------------------------

                                                                   June 30, 2004

DEAR QUAKER CORE EQUITY FUND SHAREHOLDER:

      For the fiscal year ended June 30, Class A shares* of the Quaker Core Equity Fund slightly underperformed the Russell 1000 Growth Index 17.13% vs. 17.88%. During this time period, stock market performance was driven by the expectation and subsequent realization of strong corporate profits. Large capitalization stocks lagged small capitalization stocks while value stocks outpaced growth stocks in both large and small capitalization indices. As we've reached the end of the cycle of stimulative fiscal and monetary policy, the market has begun trading sideways as companies are finding it difficult to surpass exceedingly higher expectations. We anticipate these conditions will continue into next quarter and have positioned the Portfolio accordingly.

      The strongest sectors for the fiscal year were Telecom Services and Materials with the weakest sectors being Healthcare and Consumer Staples. Stock selection for the fiscal year slightly exceeded the Russell 1000 Growth Index. Although our biases toward higher financial quality stocks and positive earnings revisions were left, on balance, unrewarded, our focus on valuation sensitivity was handsomely rewarded and gave us an edge during the year.

      As we begin the new fiscal year, the largest sector weight in the Portfolio is in Industrials. Within Industrials, significant positions have been initiated in conglomerates such as 3M and Textron and Machinery companies such as Dover. These companies, all leveraged to an expanding economy, are experiencing stronger pricing and volume growth. Your Portfolio is underweight in the Consumer Staples sector due to rising commodity prices and valuation concerns and the Healthcare sector, specifically in the large capitalization Pharmaceuticals, where revenue growth remains moribund. On a positive note, good news is beginning to be rewarded and bad news is being punished, lending to our overall "avoid the losers" theme. In the meantime, your Portfolio will continue to emphasize companies exhibiting high degrees of financial quality and positive earnings revisions while selling at reasonable price-earning valuations. We look forward to reporting next fiscal year's performance. Thank you for your continued confidence in Geewax, Terker and Company.

                                GEEWAX, TERKER & CO.


                                /s/ John Geewax, /s/ Bruce Terker

                                John Geewax, Bruce Terker


* Class A performance shown is not reflective of sales charges. See Average Annualized Total Return Table on the next page for performance with sales charges.

                                     -------------------------------------------
                                                              PERFORMANCE UPDATE
                                     -------------------------------------------

                             QUAKER CORE EQUITY FUND

                         GROWTH OF A $10,000 INVESTMENT
         NOVEMBER 25, 1996 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2004

   [the following table was depicted as a line graph in the printed material]

                                                                        Russell 1000
                    Class A        Class B      Class C      Class I        Index
                 -------------------------------------------------------------------
   11/25/96          9,450                                                 10,000
   12/31/96          9,261                                                  9,821
   06/30/97         11,009                                                 11,741
   12/31/97         12,005                                                 12,815
   06/30/98         13,674                                                 15,427
   12/31/98         15,908                                                 17,775
   06/30/99         17,525                                                 19,633
   12/31/99         20,780                                                 23,669
   06/29/00                                    10,000
   06/30/00         20,388                     10,273                      24,671
   07/14/00                                                 10,000
   11/14/00                        10,000
   12/31/00         14,937          8,500       7,463        6,927         18,362
   06/30/01         12,777          7,240       6,360        5,929         15,747
   12/31/01         11,692          6,599       5,798        5,433         14,612
   06/30/02          9,869          5,550       4,876        4,591         11,576
   12/31/02          8,702          4,879       4,288        4,060         10,537
   06/30/03          9,920          5,538       4,866        4,626         11,916
   12/31/03         11,108          6,179       5,433        5,193         13,672
   06/30/04         11,620          6,436       5,654        5,433         14,046


                  Class A    Class B     Class C     Class I  Russell 1000 Index
--------------------------------------------------------------------------------
Ending Values:   $11,620     $6,436       $5,654      $5,433       $14,046

                         AVERAGE ANNUALIZED TOTAL RETURN

                                                                                                  Commencement
                                                                                                  of operations
                                                1 Year                     5 Year                through 6/30/04

                                           with                     with                       with
                                           sales        NAV         sales          NAV         sales             NAV
                                          charge        only       charge         only        charge            only
-----------------------------------------------------------------------------------------------------------------------
Class A (inception date 11/25/1996)       10.69%       17.13%      (8.93%)       (7.89)%        2.00%          2.76%
Class B (inception date 11/14/2000)       10.40%       16.21%        n/a           n/a        (11.44)%       (10.69)%
Class C (inception date 06/30/2000)       15.05%       16.21%        n/a           n/a        (13.28)%       (13.28)%
Class I (inception date 07/14/2000)       17.44%       17.44%        n/a           n/a        (14.24)%       (14.24)%
Russell 1000 Growth Index**                 n/a        17.88%        n/a         (6.48)%         n/a           4.57%
-----------------------------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of November 25, 1996 through June 30, 2004.

      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

      The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

      The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

-------------------------------------------
PERFORMANCE UPDATE
-------------------------------------------

                                                                   June 30, 2004

DEAR QUAKER SMALL-CAP GROWTH FUND SHAREHOLDER:

      For the fiscal year ended June 30, Class A shares* of the Quaker Small-Cap Growth Fund underperformed the Russell 2000 Growth Index 27.72% vs. 31.55%. During this time period, stock market performance was driven by the expectation and subsequent realization of strong corporate profits. Large capitalization stocks lagged small capitalization stocks while value stocks outpaced growth stocks in both large and small capitalization indices. As we've reached the end of the cycle of stimulative fiscal and monetary policy, the market has begun trading sideways as companies are finding it difficult to surpass exceedingly higher expectations. We anticipate these conditions will continue into next quarter and have positioned the Portfolio accordingly.

      The strongest sectors for the fiscal year were Materials and Energy with the weakest sectors being Utilities and Financials. Your Portfolio was able to keep pace with the benchmark over the entire fiscal year even with a weak showing in the fourth quarter of 2003 when stocks with poor financial quality characteristics and micro-caps significantly outperformed. Our emphasis on valuation discipline proved rewarding to our investment style, enough to balance out a difficult environment where poor financial quality, negative earnings revisions and micro-caps (i.e. small, speculative technology and biotechnology stocks) fueled small capitalization growth performance for the year. These areas are not emphasized within your Portfolio since the financial markets do not reward them over the long run.

      As we begin the new fiscal year, the largest sector overweights in your Portfolio now reside in the Industrial, Consumer Discretionary and Energy sectors. Each sector offers above average earnings growth relative to the Russell 2000 Growth Index while also possessing below market price-earning multiples. These sectors will also have a leveraged benefit to earnings growth as the economy shows signs of recovery. Your Portfolio remains underweight in Healthcare mainly due to minimal exposure to Biotechnology companies. On a positive note, good news is beginning to be rewarded and bad news is being punished lending to our overall "avoid the losers" theme. In the meantime, your Portfolio will continue to emphasize companies exhibiting high degrees of financial quality and positive earnings revisions while selling at reasonable price-earning valuations. We look forward to reporting next fiscal year's performance. Thank you for your continued confidence in Geewax, Terker and Company.

                                         GEEWAX, TERKER & CO.


                                         /s/ John Geewax, /s/ Bruce Terker

                                         John Geewax, Bruce Terker

* Class A performance shown is not reflective of sales charges. See Average Annualized Total Return Table on the next page for performance with sales charges.

                                     -------------------------------------------
                                                              PERFORMANCE UPDATE
                                     -------------------------------------------

                          QUAKER SMALL-CAP GROWTH FUND

                         GROWTH OF A $10,000 INVESTMENT
        SEPTEMBER 18, 2000 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2004

   [the following table was depicted as a line graph in the printed material]


                                                                    Russell 2000
                 Class A       Class B      Class C     Class I        Index
                ----------------------------------------------------------------
 09/18/00                                                10,000         10,000
 12/31/00                                                 9,730          8,072
 03/16/01                      10,000
 06/14/01        9,450
 06/30/01        9,645         10,846                     8,930          8,075
 10/17/01                                   10,000
 12/31/01        9,027         10,114       10,956        8,370          7,327
 06/30/02        8,365          9,347       10,124        7,770          6,056
 12/31/02        6,683          7,409        8,147        6,280          5,110
 06/30/03        7,280          8,055        8,853        6,860          6,098
 12/31/03        8,777          9,651       10,627        8,280          7,590
 06/30/04        9,298         10,175       11,200        8,780          8,021


                 Class A     Class B    Class C    Class I   Russell 2000 Index
--------------------------------------------------------------------------------
Ending Values:   $9,298     $10,175     $11,200    $8,780          $8,021


                         AVERAGE ANNUALIZED TOTAL RETURN

                                                                                         Commencement
                                                                                         of operations
                                                         1 Year                         through 6/30/04

                                               with                                with
                                               sales                 NAV           sales               NAV
                                              charge                 only          charge              only
---------------------------------------------------------------------------------------------------------------
Class A (inception date 06/14/2001)            20.70%               27.72%        (2.36)%             (0.53)%
Class B (inception date 03/16/2001)            20.01%               26.32%         0.53%               1.46%
Class C (inception date 10/17/2001)            25.24%               26.51%         4.28%               4.28%
Class I (inception date 09/18/2000)            27.99%               27.99%        (3.38)%             (3.38)%
Russell 2000 Growth Index**                      n/a                31.55%          n/a               (5.66)%
---------------------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of September 18, 2000 through June 30, 2004.

      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

      The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

      The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

-------------------------------------------
PERFORMANCE UPDATE
-------------------------------------------

                                                                   June 30, 2004

DEAR QUAKER CAPITAL OPPORTUNITIES FUND SHAREHOLDER:

      We would like to begin by welcoming all of our many new clients, as well as thanking long time shareholders for their support. All investors should remember that our investment philosophy is based on a risk-averse ideology. Thus, our investment strategies are designed to successfully cope with difficult economic conditions as well as weak stock market environments. We've had some of the latter during the first year of the Fund's existence and more of the former during the past few months. Nonetheless, performance has outpaced the S&P 500 by a good and meaningful measure. We now turn our attention to the present and the future.

      During the year ending June 30th, Class A shares* of the Quaker Capital Opportunities Fund produced a gain of 27.83% vs. 19.11% for the S&P 500, our industry's benchmark. The Fund's performance during this time period ranks it in the top 5% of all growth mutual funds according to Bloomberg. Moreover the Fund has also outperformed from its inception-date (1-31-02) with a 15.69% gain vs. 5.23% for the S&P 500+ (again, these figures are through 6/30/04). In our view, the 10%-plus out-performance is a direct result of our unique investment process. We focus on taking advantage of industry sectors that will benefit from the prevailing macro-economic and interest rate trends identified by our forecasts.

      Our current investment stance is neutral. This investment posture is derived from almost a perfectly balanced set of positives and negatives. The constructive factors are: a "friendly" Federal Reserve, a stimulative fiscal policy, respectable GDP expansion, sustainable job creation, and solid prospects for strong corporate earnings and dividend growth. The major hurdles include: the ongoing increase in interest rates, the twin (budget and trade) deficits, the constant and growing threat of rising inflation, the likelihood of a falling Dollar and high equity valuations... at least from an historical perspective. While many observers include the various geo-political issues such as the Iraqi unrest and occupation, the upcoming presidential election, and terrorism... when you think about it, all these "uncertainties" have been known and with us for some time now. These factors could have a favorable outcome and thus should not be characterized as negatives. When it comes to investing, "uncertainties" that are well-known and frequently debated become "discounted" by the markets as investors adjust to whatever reality is and the worry is no longer likely to have a major impact on stock prices. There are some serious but latent risks that we believe may exert on pressure on the economy and possibly the markets next year, but we don't think they will be near-term difficulties. Two positive factors that are often overlooked are the beneficial treatment of long-term capital gains and the very favorable consideration that cash dividends receive. Both have a 15% maximum tax rate. Secondly, we agree with the many experts who argue that among securities, only stocks offer the opportunity for long-term appreciation. That's because bond yields are very low from an historical perspective and interest rates are expected to rise during the next 12 to 18 months.

      Our first priority remains the preservation of your capital. A disciplined approach to investing and portfolio management has been recognized as the only proven means to superior results. We do not predict the stock market: we are risk-reward evaluators as opposed to fortune-tellers. As our (and your) superior long-term performance numbers confirm, we have succeeded in producing an investment process that provides value-added results. Let us close by again welcoming our new shareholders and stating that everyone at Knott Capital Management appreciates your support and continued confidence in our abilities.

      Thank you again for your continued support and we wish you and your family the best until we write you again, next year.

                        Respectfully submitted,


                        /s/ Charles Knott, /s/ Michael Barron, /s/ Warren Stone

                        Charles Knott, Michael Barron, Warren Stone

                        Knott Capital Management

* Class A performance shown is not reflective of sales charges. See Average Annualized Total Return Table on the next page for performance with sales charges.

+ Aggregate total return, not annualized.

                                     -------------------------------------------
                                                              PERFORMANCE UPDATE
                                     -------------------------------------------

                        QUAKER CAPITAL OPPORTUNITIES FUND

                         GROWTH OF A $10,000 INVESTMENT
         JANUARY 31, 2002 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2004

   [the following table was depicted as a line graph in the printed material]

                                                        S&P 500
                 Class A       Class B      Class C      Index
               ------------------------------------------------
01/31/02          9,450                                  10,000
05/02/02                       10,000       10,000
06/30/02          8,911         9,206        9,396        8,813
12/31/02          8,023         8,266        8,426        7,905
06/30/03          8,552         8,770        9,041        8,835
12/31/03         10,111        10,349       10,659       10,173
06/30/04         10,933        11,142       11,487       10,523


                     Class A        Class B          Class C      S&P 500 Index
--------------------------------------------------------------------------------
Ending Values:      $10,933         $11,142         $11,487         $10,523

                         AVERAGE ANNUALIZED TOTAL RETURN

                                                                                 Commencement of operations
                                                        1 Year                        through 6/30/04

                                                  with                            with
                                                 sales          NAV               sales              NAV
                                                 charge         only              charge             only
--------------------------------------------------------------------------------------------------------------
    Class A (inception date 01/31/2002)          20.80%         27.83%           3.76%               6.22%
    Class B (inception date 05/02/2002)          20.70%         27.05%           5.13%               6.62%
    Class C (inception date 05/02/2002)          25.78%         27.05%           6.62%               6.62%
    S&P 500 Total Return Index**                   n/a          19.11%            n/a                2.14%
--------------------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of January 31, 2002 through June 30, 2004.

      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

      The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

      The S&P 500 Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

-------------------------------------------
PERFORMANCE UPDATE
-------------------------------------------

                                                                   June 30, 2004

DEAR QUAKER BIOTECH PHARMA-HEALTHCARE FUND SHAREHOLDER:

      Over the last twelve months the Quaker Biotech-Pharma Healthcare Fund Class A shares* are up 21.97%. This compares with an increase of 12.97% in the NASDAQ Biotechnology Index. This performance was achieved with an average net long exposure of 40-50%.

      The Fund benefited from an overall positive environment for biotechnology equities. Several high profile products were approved over the last twelve months and clinical data demonstrates that the industry's pipeline of new drugs is continuing to progress. In addition to this positive background, the Fund benefited from a few stock picks, particularly in the area of cancer therapy, as well as the management of the Fund's exposure to market risk, especially during the spring of 2004.

      In a more challenging equity environment we believe that positive performances will come from mid and large cap companies with significant top and bottom-line momentum. Early stage companies will struggle to perform in the absence of clear value-triggering milestone achievements. We believe that valuations have come back to attractive levels and, therefore, expect positive performance from both biotech and generic companies over the next 12 months as their sales and earnings growth should continue unabated.

      We expect the Fund to focus on companies entering new product cycles and will continue to manage market exposure with cash allocations and opportunistic short positions.

                                        Respectfully submitted,


                                        /s/ Michael Sjostrom

                                        Michael Sjostrom, CFA
                                        Chief Investment Officer
                                        Sectoral Asset Management

* Class A performance shown is not reflective of sales charges. See Average Annualized Total Return Table on the next page for performance with sales charges.

                                     -------------------------------------------
                                                              PERFORMANCE UPDATE
                                     -------------------------------------------


                      QUAKER BIOTECH PHARMA-HEALTHCARE FUND

                         GROWTH OF A $10,000 INVESTMENT
        NOVEMBER 25, 1996 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2004

   [the following table was depicted as a line graph in the printed material]

                                                        NASDAQ
                                                       BIOTECH
                 Class A     Class B       Class C      INDEX
               ------------------------------------------------
09/23/02                     10,000                     10,000
10/14/02         9,450
11/20/02                                   10,000
12/31/02         9,006        9,139         9,416       11,334
06/30/03        11,179       11,299        11,639       15,333
12/31/03        12,236       12,324        12,823       16,519
06/30/04        13,636       13,686        14,238       17,321


                                                         NASDAQ
                                                        BIOTECH
                 Class A     Class B       Class C       INDEX
--------------------------------------------------------------------------------
06/30/04         $13,636     $13,686       $14,238      $17,321

                        AVERAGE ANNUALIZED TOTAL RETURN

                                                                   Commencement of operations
                                                1 Year                   through 6/30/04

                                         with                      with
                                         sales         NAV         sales                 NAV
                                         charge        only        charge                only
-------------------------------------------------------------------------------------------------
Class A (inception date 10/14/2002)       15.26%       21.97%       19.85%              23.88%
Class B (inception date 09/23/2002)       15.06%       21.12%       19.30%              22.07%
Class C (inception date 11/20/2002)       19.90%       21.11%       24.52%              24.52%
NASDAQ Biotechnology Index**                n/a        12.97%         n/a               36.40%
-------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of September 23, 2002 through June 30, 2004.

      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

      The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

      The NASDAQ Biotechnology Index is a widely recognized, unmanaged index. It contains companies primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease which also meet other eligibility criteria. The NASDAQ Biotechnology Index is calculated under a modified capitalization-weighted methodology.

-------------------------------------------
PERFORMANCE UPDATE
-------------------------------------------

                                                                   June 30, 2004

DEAR QUAKER SMALL-CAP TREND FUND SHAREHOLDER:

      We are pleased to be reporting to you for the first time as sub-advisor to the recently launched Quaker Small-Cap Trend Fund. We are also excited to be working with Quaker Funds as they expand their product offerings.

      The Quaker Small-Cap Trend Fund was launched on February 17, 2004. As such, we have only a brief inception-to-date period in which to report performance. During this period ending June 30, 2004, the Class A shares* experienced a negative return of -0.60% while the Russell 2000 Index fell by a negative -0.09%. Our investments in the healthcare sector have had the most positive impact on the portfolio. Technology holdings were generally weak throughout the quarter. Healthcare and technology represent the two largest sector weightings for the Fund. It is in these areas that we find the best combination of value and long-term growth potential.

      Central to our efforts is the management of our investment process that begins with a search for growth prospects, but culminates with a rigid valuation analysis. We begin by asking ourselves the question, "What will be the 3-5 year secular tailwind likely to drive the revenue growth of this company?" Our search for positive trends that will allow certain companies to grow more quickly than the overall economy typically leads us to secular trends in such areas associated with technology, demographics, healthcare, consumer behavior and international economic growth. Just as this approach points us in the direction of certain industries, it also eliminates many stocks and even entire sectors from consideration for ownership in the Fund. We then apply our valuation methodology to only those companies that we believe are the beneficiaries of evolving long-term trends. Our valuation methodology simultaneously considers multiple factors important to stock valuation, including a company's level of profitability, growth rate and balance sheet strength.

      Overall, the economic progress of the past 12 months has been quite positive. Profits, as measured by earnings for the Standard & Poor's 500 Index, stand at record levels. However, one of the largest risks associated with this good news is the resultant upward pressure on interest rates. Movement in interest rates and inflation, upward or downward, does not alter our view of certain governing growth trends that we believe will unfold over the next five years. However, interest rates do impact stock valuations. In the event that rising interest rates have a more negative effect on certain sectors of the market than on others, our valuation methodology may over time steer our holdings in the direction of the weaker sectors, and hence may impact the relative weighting of our holdings. In total, we believe that the positive developments associated with economic growth will contribute to an environment that supports continued strong corporate earnings growth, and that stocks will overcome, albeit with some difficulty, rising interest rates.

      We look forward to reporting to you on the progress of your Fund. Thank you for your support and confidence.

                                    TrendStar Advisors


                                    /s/ Tom W. Laming       /s/ James R. McBride

                                    Tom Laming              James McBride

* Class A performance shown is not reflective of sales charges. See Average Annualized Total Return Table on the next page for performance with sales charges.

                                     -------------------------------------------
                                                              PERFORMANCE UPDATE
                                     -------------------------------------------

                           QUAKER SMALL-CAP TREND FUND

                         GROWTH OF A $10,000 INVESTMENT
         FEBRUARY 17, 2004 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2004

   [the following table was depicted as a line graph in the printed material]

              Class A         Class C       Class I     Russell 2000 Index
              ------------------------------------------------------------
02/17/04      9,450           10,000        10,000             10,000
06/30/04      9,393            9,791         9,920              9,991


                   Class A        Class C      Class I     Russell 2000 Index
-------------------------------------------------------------------------------
Ending Values:      $9,393         $9,791       $9,920          $9,991


                         AVERAGE ANNUALIZED TOTAL RETURN

                                                                            Commencement of operations
                                                       1 Year                   through 6/30/04

                                                  with                      with
                                                  sales       NAV          sales                 NAV
                                                  charge      only         charge                only
---------------------------------------------------------------------------------------------------------
    Class A (inception date 02/17/2004)*          n/a         n/a          (6.07)%              (0.60)%
    Class C (inception date 02/17/2004)*          n/a         n/a          (2.09)%              (1.10)%
    Class I (inception date 02/17/2004)*          n/a         n/a          (0.80)%              (0.80)%
    Russell 2000 Index**                          n/a         n/a            n/a                (0.09)%
---------------------------------------------------------------------------------------------------------

* Aggregate return, class less than one year from inception

** The benchmark since inception returns are calculated since commencement of February 17, 2004 through June 30, 2004.

      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed

      The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

      The Russell 2000 Index is a widely recognized unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000 Index. The Index currently represents approximately 8% of the market capitalization of the Russell 3000 Index, with a market capitalization range from $128 million to $1.3 billion.

-------------------------------------------
PERFORMANCE UPDATE
-------------------------------------------

                                                                   June 30, 2004

DEAR QUAKER MID-CAP VALUE FUND SHAREHOLDER:

      The Quaker Mid-Cap Value Fund Class A shares* delivered an exceptionally strong return of 49.12% for the fiscal year ended June 30. The benchmark Russell Midcap Value Index returned 30.81% during the period. Healthy growth in global economies and U.S. corporate profits, combined with persistently low interest rates, contributed to the market's advance.

      The Fund was very well positioned in stocks and industries that benefit greatly from a broad economic upturn. Stock selection in the materials/processing, technology and energy sectors made a favorable contribution to returns. We were rewarded for underweighting the more stable consumer and defensive-oriented groups.

      Economic  leadership  has shifted from the front end of the  economy,  the consumer, to the later cyclicals including industrials, materials and information technology. We believe we are still in the early-to-mid stages of the current industrial recovery as industrial production turned positive only nine months ago. In comparison, following the deep manufacturing recessions of the 1970s and early 1980s, the subsequent recoveries lasted forty-eight and seventy-three months. Strong corporate cash flow, cheap financing and attractive returns on investment point to a healthy and sustained period of capital spending.

      We appreciate the confidence you have placed in us.

                                        Respectfully submitted,


                                        /s/ Arnold C. Schneider

                                        Arnold C. Schneider III

                                        Schneider Capital Management

* Class A performance shown is not reflective of sales charges. See Average Annualized Total Return Table on the next page for performance with sales charges.

                                     -------------------------------------------
                                                              PERFORMANCE UPDATE
                                     -------------------------------------------

                            QUAKER MID-CAP VALUE FUND

                         GROWTH OF A $10,000 INVESTMENT
         DECEMBER 31, 1997 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2004

   [the following table was depicted as a line graph in the printed material]


                                                                    Russell
                                                                    Mid-Cap
                 Class A      Class B     Class C      Class I    Value Index
                --------------------------------------------------------------
 12/31/97         9,450                                             10,000
 06/30/98        10,319                                             10,717
 12/31/98        10,191                                             10,508
 06/30/99        10,596                                             11,320
 12/31/99         9,912                                             10,497
 06/30/00        10,355                                             10,424
 07/31/00                                 10,000
 11/21/00                                               10,000
 12/31/00        10,298                   10,631        10,561      12,510
 01/05/01                     10,000
 06/30/01        11,075       10,604      11,397        11,383      12,918
 12/31/01        12,189       11,664      12,482        12,541      12,801
 06/30/02        11,789       11,232      12,026        12,133      13,167
 12/31/02         9,571        9,092       9,721         9,858      11,566
 06/30/03        11,318       10,720      11,462        11,684      13,083
 12/31/03        15,361       14,492      15,490        15,872      15,969
 06/30/04        16,877       15,868      16,957        17,472      17,114


                                                                    Russell
                                                                    Mid-Cap
                Class A      Class B     Class C      Class I     Value Index
--------------------------------------------------------------------------------
Ending Values:   $16,877     $15,868     $16,957      $17,472       $17,114


                         AVERAGE ANNUALIZED TOTAL RETURN

                                                                                                                 Commencement
                                                                                                                of operations
                                                  1 Year                        5 Year                         through 6/30/04

                                           with                           with                              with
                                           sales        NAV               sales          NAV                sales            NAV
                                          charge       only               charge         only               charge           only
-----------------------------------------------------------------------------------------------------------------------------------
Class A (inception date 12/31/1997)        40.91%       49.12%            8.52%          9.76%               8.39%        9.33%
Class B (inception date 01/05/2001)        40.62%       48.02%             n/a            n/a               14.15%       15.15%
Class C (inception date 07/31/2000)        46.47%       47.95%             n/a            n/a               14.40%       14.40%
Class I (inception date 11/21/2000)        49.54%       49.54%             n/a            n/a               16.72%       16.72%
Russell Midcap Value Index**                 n/a        30.81%             n/a           8.61%                n/a         8.62%
-----------------------------------------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of December 31, 1997 through June 30, 2004.

      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

      The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

      The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

-------------------------------------------
PERFORMANCE UPDATE
-------------------------------------------

                                                                   June 30, 2004

DEAR QUAKER SMALL-CAP VALUE FUND SHAREHOLDER:

      The Quaker Small-Cap Value Fund fully participated in the extraordinary gains from small-cap stocks during the past year. Our active management, however, failed to deliver significant excess returns.

      The Fund's benchmark, the Russell 2000 (a broad-based cross-section of the entire U.S. small-cap market) returned 33.37% for the 12 months ending June 30, 2004. Your Fund did pretty much the same, 33.97% for Class A Shares* over the same period.

      We strive to better our benchmark by 3% per year -- not every year, of course, but over the long haul. We are proud our long-term record has met that goal. While investment returns can't be guaranteed, we can guarantee we'll make every effort to outperform our benchmark by sticking to our value-oriented investment philosophy and our disciplined investment process. You can count on AJO to maintain a fully invested, diversified portfolio of attractive small-cap stocks, and to continue to seize opportunities as they present themselves, while keeping a keen eye on minimizing transaction costs.

                                        Very truly yours,


                                        /s/ Ted Aronson

                                        Ted Aronson


                                        /s/ Kevin Johnson

                                        Kevin Johnson


                                        /s/ Martha Ortiz

                                        Martha Ortiz

                                        ARONSON+JOHNSON+ORTIZ, LP

                                        Portfolio Management Team

* Class A performance shown is not reflective of sales charges. See Average Annualized Total Return Table on the next page for performance with sales charges.

                                     -------------------------------------------
                                                              PERFORMANCE UPDATE
                                     -------------------------------------------

                           QUAKER SMALL-CAP VALUE FUND

                         GROWTH OF A $10,000 INVESTMENT
         NOVEMBER 25, 1996 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2004

   [the following table was depicted as a line graph in the printed material]


                                                          Russell 2000
               Class A     Class B     Class C   Class I      Index
              --------------------------------------------------------
 11/25/96       9,450                                        10,000
 12/31/96       9,409                                        10,315
 06/30/97      11,373                                        11,367
 12/31/97      13,312                                        12,622
 06/30/98      14,448                                        13,244
 12/31/98      13,998                                        12,301
 06/30/99      14,020                                        13,442
 12/31/99      14,180                                        14,915
 06/30/00      14,214                                        15,368
 07/28/00                              10,000
 09/12/00                                         10,000
 11/14/00                  10,000
 12/31/00      16,697      10,290      11,618     10,428     14,465
 06/30/01      18,431      11,346      12,774     11,531     15,456
 12/31/01      18,070      11,079      12,484     11,321     14,824
 06/30/02      18,529      11,317      12,749     11,616     14,127
 12/31/02      15,501       9,432      10,621      9,734     11,788
 06/30/03      18,952      11,482      12,940     11,911     13,895
 12/31/03      23,313      14,070      15,889     14,673     17,358
 06/30/04      25,390      15,262      17,227     15,993     18,532


                  Class A     Class B    Class C     Class I  Russell 2000 Index
--------------------------------------------------------------------------------
Ending Values:    $25,390     $15,262    $17,227     $15,993        $18,532


                                AVERAGE ANNUALIZED TOTAL RETURN

                                                                                                   Commencement
                                                                                                  of operations
                                                  1 Year                 5 Year                  through 6/30/04

                                           with                    with                        with
                                           sales         NAV      sales         NAV           sales          NAV
                                          charge        only      charge       only           charge        only
----------------------------------------------------------------------------------------------------------------------
Class A (inception date 11/25/1996)      26.60%        33.97%     11.34%       12.61%        13.05%        13.89%
Class B (inception date 11/14/2000)      26.28%        32.93%       n/a          n/a         12.36%        13.31%
Class C (inception date 07/28/2000)      31.81%        33.14%       n/a          n/a         14.85%        14.85%
Class I (inception date 09/12/2000)      34.27%        34.27%       n/a          n/a         13.15%        13.15%
Russell 2000 Index**                       n/a         33.37%       n/a         6.63%          n/a          8.62%
----------------------------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of November 25, 1996 through June 30, 2004.

      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

      The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

      The Russell 2000 Index is a widely recognized unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000 Index. The Index currently represents approximately 8% of the market capitalization of the Russell 3000 Index, with a market capitalization range from $128 million to $1.3 billion.

-------------------------------------------
PERFORMANCE UPDATE
-------------------------------------------

                                                                   June 30, 2004

DEAR GEEWAX TERKER CORE VALUE FUND SHAREHOLDER:

      For the fiscal year ended June 30, Class A shares* of the Geewax Terker Core Value Fund soundly outperformed the Russell 1000 Value Index 24.35% vs. 21.13%. During this time period, stock market performance was driven by the expectation and subsequent realization of strong corporate profits. Large capitalization stocks lagged small capitalization stocks while value stocks outpaced growth stocks in both large and small capitalization indices. As we've reached the end of the cycle of stimulative fiscal and monetary policy, the market has begun trading sideways as companies are finding it difficult to surpass exceedingly higher expectations. We anticipate these conditions will continue into next quarter and have positioned the Portfolio accordingly.

      The strongest sectors for the fiscal year were Energy and Industrials with the weakest sectors being Telecom and Healthcare. Stock selection for the fiscal year significantly exceeded the Russell 1000 Value Index. Although our biases toward higher financial quality stocks and positive earnings revisions were left, on balance, unrewarded, our focus on growth-at-a-reasonable-price was handsomely rewarded and gave us a big edge during the year. The Portfolio maintains a higher growth exposure than most core value managers; given the continue expansion in the economy, we feel comfortable with this positioning.

      As we begin the new fiscal year, the largest sector weight in the Portfolio remains in Industrials. Mainstay General Electric as well as 3M and Genesee & Wyoming remain attractive. All are leveraged to an expanding economy and are experiencing stronger pricing and volume growth. Your Portfolio is underweight in Financials, specifically, regional banks where margins will be squeezed in this rising interest rate environment. On a positive note, we believe that good news is beginning to be rewarded and bad news is being punished lending to our overall "avoid the losers" theme. We expect the Portfolio's strong performance to continue even in this rising interest rate environment and our emphasis on growth-at-a-reasonable-price should allow our growth in earnings to overcome any compression of the Price/Earnings multiple.

      In the meantime, your Portfolio will continue to emphasize companies exhibiting high degrees of financial quality along with positive earnings revisions. We look forward to reporting next fiscal year's performance. Thank you for your continued confidence in Geewax, Terker and Company.

                                        GEEWAX, TERKER & CO.


                                        /s/ John Geewax, /s/ Bruce Terker

                                        John Geewax, Bruce Terker

* Class A performance shown is not reflective of sales charges. See Average Annualized Total Return Table on the next page for performance with sales charges.

                                     -------------------------------------------
                                                              PERFORMANCE UPDATE
                                     -------------------------------------------

                          GEEWAX TERKER CORE VALUE FUND

                         GROWTH OF A $10,000 INVESTMENT
          MARCH 26, 2002 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2004

   [the following table was depicted as a line graph in the printed material]

                                       Russell 1000
                         Class A          Index
        -------------------------------------------
03/26/02                  9,450          10,000
06/30/02                  8,779           9,227
12/31/02                  7,740           8,186
06/30/03                  8,770           9,133
12/31/03                 10,216          10,644
06/30/04                 10,905          11,063



                              Class A          Russell 1000 Index
--------------------------------------------------------------------------------
Ending Values:                $10,905               $11,063


                         AVERAGE ANNUALIZED TOTAL RETURN

                                                                           Commencement of operations
                                                    1 Year                      through 6/30/04

                                           with                           with
                                          sales              NAV          sales                 NAV
                                          charge             only         charge                only
---------------------------------------------------------------------------------------------------------
Class A (inception date 03/26/2002)       17.51%             24.35%        3.90%                6.53%
Russell 1000 Value Index**                  n/a              21.13%         n/a                 4.56%
---------------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of March 26, 2002 through June 30, 2004.

      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

      The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

      Russell 1000 Index is a widely recognized unmanaged index of 1000 companies in the U.S. It is generally considered to represent 90% of the publicly traded companies as measured by market capitalization.

-------------------------------------------
PERFORMANCE UPDATE
-------------------------------------------

                                                                   June 30, 2004

DEAR QUAKER FIXED INCOME FUND SHAREHOLDER:

      For the fiscal year ended June 30, 2004, Class A shares* of your Portfolio were -1.32% vs. a 0.86% total return for the Lehman Intermediate Aggregate Index. The Fund's total return of the Class A shares over the last three months of the 2004 fiscal year was -2.42%, compared to a -1.97% total return for the Lehman Intermediate Aggregate Index. With our first year behind us, we believe there have been many positive outcomes in the Fund given the extremely volatile interest rate environment experienced over the past 12 months.

      The past year has seen tremendous volatility in the economy which has had a significant impact on interest rates and the bond market in general. For example, the 10-year Treasury note started on 6/30/03 at a 3.51% and ended 6/30/04 at a 4.58% and had at least 5 substantial directional changes of more than 50bps during the year. The rise in interest rates has primarily been a result of the extremely accommodative consumer spending environment where the combination of tax refunds, low cost of money and cash-out refinancings has caused the average American to gain confidence and spend accordingly. This demand has now started to unleash the business spending necessary to maintain the momentum that causes increased hiring and eventually could lead to price pressures. The Federal Reserve has shown an unwavering dedication to stay behind the growth curve to avoid choking off the impending recovery, while remaining vigilant in the fight against inflation. The last day of the Quaker Fund's fiscal year saw the Federal Reserve see enough growth to warrant a 25bp increase in the Fed Funds Rate. Over the next 12 months, we see the economy continuing to gain steam with modest overall price levels. This will put some pressure on rates but, with the Federal Reserve poised to increase rates at a measured pace, we feel any backup in rates will be steady and still provide the opportunity for positive total returns in the bond market. The two key metrics that must be closely examined for upside surprises are inflation and employment statistics. Stronger than expected growth in either one could cause a stronger negative impact to fixed income returns.

      Since taking over the Fund on April 1st, 2003 we have repositioned the Fund to focus on investment grade yield and coupon advantages versus our benchmark while remaining within a narrow band of our duration target. This philosophy has proven valuable during the past 12 months in that our higher income has protected our principal value and the overweight in Mortgage-Backed Securities (MBS) has provided a relative yield advantage to the benchmark. We will continue to employ this strategy as we see the current market environment as strikingly similar to our situation one year ago.

      The principals of Andres Capital Management value our relationship with the Quaker Funds and will continue to work hard to provide superior investment returns while preserving both principal and income in all market conditions.

                                        Respectfully submitted,


                                        /s/ Robert P. Andres

                                        Robert P. Andres

                                        Andres Capital Management

* Class A performance shown is not reflective of sales charges. See Average Annualized Total Return Table on the next page for performance with sales charges.

                                     -------------------------------------------
                                                              PERFORMANCE UPDATE
                                     -------------------------------------------

                            QUAKER FIXED INCOME FUND

                         GROWTH OF A $10,000 INVESTMENT
         NOVEMBER 25, 1996 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2004

   [the following table was depicted as a line graph in the printed material]

                                                                   Lehman
               Class A       Class B     Class C      Class I      Index
               -----------------------------------------------------------
11/25/96         9,575                                             10,000
12/31/96         9,540                                              9,941
06/30/97         9,725                                             10,262
12/31/97        10,313                                             10,782
06/30/98        10,695                                             11,153
12/31/98        11,192                                             11,629
06/30/99        10,892                                             11,613
12/31/99        10,856                                             11,743
06/30/00        11,123                                             12,145
12/31/00        11,764                                             12,992
01/16/01                                  10,000
04/05/01                      10,000
04/16/01                                               10,000
06/30/01        12,054         9,550      10,146        9,948      13,504
12/31/01        12,698        10,022      10,649       10,481      14,119
06/30/02        13,147        10,337      10,988       10,866      14,672
12/31/02        13,112        10,255      10,900       10,842      15,459
06/30/03        13,478        10,505      11,168       11,170      15,952
12/31/03        13,330        10,422      11,069       11,138      16,048
06/30/04        13,301        10,290      10,930       11,052      16,088


                  Class A    Class B      Class C    Class I   Lehman Index
--------------------------------------------------------------------------------
Ending Values:    $13,301    $10,290     $10,930     $11,052    $16,088

                         AVERAGE ANNUALIZED TOTAL RETURN

                                                                                                           Commencement
                                                                                                           of operations
                                                    1 Year                        5 Year                  through 6/30/04

                                             with                           with                         with
                                            sales           NAV             sales          NAV           sales         NAV
                                            charge          only            charge         only          charge        only
-------------------------------------------------------------------------------------------------------------------------------
Class A (inception date 11/25/1996)         (5.51)%        (1.32)%          3.18%          4.08%         3.83%        4.42%
Class B (inception date 04/05/2001)         (6.94)%        (2.04)%           n/a            n/a          0.89%        1.84%
Class C (inception date 01/16/2000)         (3.10)         (2.12)%           n/a            n/a          2.60%        2.60%
Class I (inception date 04/16/2001)         (1.07)%        (1.07)%           n/a            n/a          3.17%        3.17%
Lehman Intermediate Aggregate Index**         n/a           0.86%            n/a           6.63%          n/a         6.47%
-------------------------------------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of November 25, 1996 through June 30, 2004.

      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

      The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

      The Lehman Intermediate Aggregate Index is a comprehensive benchmark that measures the performance of intermediate maturity range (from 1 year up to, but not including, 10 years) of U.S. domestic, taxable, investment grade fixed rate government and corporate securities, mortgage pass-through securities, and asset-backed securities.

-------------------------------------------
PERFORMANCE UPDATE
-------------------------------------------

                                                                   June 30, 2004

DEAR QUAKER INTERMEDIATE MUNICIPAL BOND FUND SHAREHOLDER:

      The total return for the Class A shares* of the Municipal Bond Fund were 3% for the Fund's fiscal year ended June 30, 2004, as compared to the 0.39% return for the Lehman Five Year GO Municipal Bond Index, the Fund's performance benchmark, over the same time period. We are pleased with the solid performance of this Fund since its conversion from the high yield objective to a national tax-exempt strategy.

      The municipal bond market has lagged the taxable market slightly during the past 12 months after an unprecedented period of superior returns during the previous five years. The municipal bond market has been and will continue to be less efficient than traditional taxable fixed income asset classes. Over the next 12 months we see muni bond spreads staying reasonably static when compared to their taxable counterparts. This means performance in the municipal bond market over the coming year will be based primarily on the interest rate forecast and one's ability to find value either from structure or credit-based plays. Looking at each of the points above, we feel interest rates will move higher but at a controlled pace which should allow for positive total returns. On the relative value front, we believe kicker bonds (e.g. callable bonds with 4-5 years call protection) provide opportunities to enhance yield without taking additional credit risk.

      The principals of Andres Capital Management are privileged to deliver value to the shareholders of the Municipal Bond Fund. As ever, we work diligently to provide strong returns, while preserving both principal and income given the prospects of a rising rate environment.

                                        Respectfully submitted,


                                        /s/ Robert P. Andres

                                        Robert P. Andres

                                        Andres Capital Management

* Class A performance shown is not reflective of sales charges. See Average Annualized Total Return Table on the next page for performance with sales charges.

                                     -------------------------------------------
                                                              PERFORMANCE UPDATE
                                     -------------------------------------------

                     QUAKER INTERMEDIATE MUNICIPAL BOND FUND

                         GROWTH OF A $10,000 INVESTMENT
           JULY 6, 2000 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2004

   [the following table was depicted as a line graph in the printed material]

                                                                  Lehman
                Class A      Class B      Class C    Class I       Index
                -----------------------------------------------------------
 07/06/00                                            10,000        10,000
 09/05/00        9,575
 10/17/00                    10,000
 12/31/00        9,161        9,552                   9,406        10,255
 05/30/01                                10,000
 06/30/01       10,177       10,565       9,950      10,461        10,637
 12/31/01        8,883        9,180       8,661       9,141        10,868
 06/30/02        8,623        8,881       8,380       8,884        11,382
 12/31/02        6,892        7,073       6,676       7,108        11,847
 06/30/03        6,288        6,426       6,066       6,499        12,212
 12/31/03        6,653        6,801       6,408       6,901        12,359
 06/30/04        6,477        6,594       6,225       6,732        12,260


                   Class A     Class B     Class C     Class I     Lehman Index
--------------------------------------------------------------------------------
Ending Values:     $6,477       $6,594      $6,225      $6,732       $12,260


                         AVERAGE ANNUALIZED TOTAL RETURN

                                                                                                  Commencement
                                                                                                 of operations
                                                      1 Year                                    through 6/30/04

                                               with                                        with
                                               sales         NAV                           sales                NAV
                                               charge        only                          charge               only
------------------------------------------------------------------------------------------------------------------------
Class A (inception date 09/05/2000)            (1.38)%       3.00%                         (10.75)%            (9.73)%
Class B (inception date 10/17/2000)            (2.52)%       2.62%                         (10.63)%            (9.89)%
Class C (inception date 05/30/2001)             1.59%        2.62%                         (14.24)%           (14.24)%
Class I (inception date 07/06/2000)             3.59%        3.59%                          (9.45)%            (9.45)%
Lehman Five Year GO Municipal Bond Index**       n/a         0.39%         n/a                n/a               5.46%
------------------------------------------------------------------------------------------------------------------------

** The benchmark since inception returns are calculated since commencement of July 6, 2000 through June 30, 2004.

      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

      The line graph and performance table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

      The Fund's portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

      The Lehman Five Year GO Municipal Bond Index is the 5 Year (4-6) component of the Lehman Brothers Municipal Bond Index, a rules-based, market-value-weighted index, engineered for the long-term tax-exempt bond market. The 5 Year GO includes only general obligation bonds.

-------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------
JUNE 30, 2004
QUAKER AGGRESSIVE GROWTH FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 94.84%

  AEROSPACE & DEFENSE -- 1.39%
     Raytheon Co.                                      146,700       $ 5,247,459
                                                                     -----------

  APPAREL -- 1.43%
     Jones Apparel Group, Inc.                         136,000         5,369,280
                                                                     -----------

  AUTOMOBILE MANUFACTURERS -- 0.32%
     Wabash National Corp.*                             43,700         1,203,935
                                                                     -----------

  BANKS -- 1.71%
     Greater Bay Bancorp                               222,600         6,433,140
                                                                     -----------

  BIOTECHNOLOGY -- 1.53%
     Biogen Idec, Inc.*                                 90,800         5,743,100
                                                                     -----------

  BUILDING MATERIALS -- 1.88%
     Fiberstars, Inc.*                                 121,991         1,246,748
     Masco Corp.                                       186,600         5,818,188
                                                                     -----------
                                                                       7,064,936
                                                                     -----------

  CHEMICALS -- 0.97%
     Dow Chemical Co.                                   89,600         3,646,720
                                                                     -----------

  COMMERCIAL SERVICES -- 1.58%
     Cendant Corp.                                     242,900         5,946,192
                                                                     -----------

  COMPUTER SOFTWARE & SERVICES -- 3.19%
     Adobe Systems, Inc.                               116,700         5,426,550
     Fiserv, Inc.*                                     142,000         5,522,380
     Nestor, Inc.*                                     254,400         1,040,496
                                                                     -----------
                                                                      11,989,426
                                                                     -----------

  DISTRIBUTION & WHOLESALE -- 1.69%
     W.W. Grainger, Inc.                               110,400         6,348,000
                                                                     -----------

  ENTERTAINMENT & LEISURE -- 0.89%
     Scientific Games Corp.*                           135,700         2,597,298
     VendingData Corp.*                                198,400           763,840
                                                                     -----------
                                                                       3,361,138
                                                                     -----------

  ENVIRONMENTAL CONTROL -- 2.92%
     American Ecology Corp.*                           588,295         7,047,774
     Capital Environmental
        Resource, Inc.*+                               859,500         3,937,500
                                                                     -----------
                                                                      10,985,274
                                                                     -----------

  FINANCIAL SERVICES -- 11.81%
     Bear Stearns Cos., Inc.                            64,900         5,471,719
     CIT Group, Inc.                                   175,600         6,723,724
     Citigroup, Inc.                                    92,900         4,319,850
     JP Morgan Chase & Co.                             190,000         7,366,300
     Merrill Lynch & Co., Inc.                         131,100         7,076,778
     Morgan Stanley                                    173,000         9,129,210
     Sanders Morris Harris Group, Inc.                 294,700         4,346,825
                                                                     -----------
                                                                      44,434,406
                                                                     -----------

  FOREST PRODUCTS & PAPER -- 1.12%
     Weyerhaeuser Co.                                   67,000         4,229,040
                                                                     -----------

  HEALTHCARE - PRODUCTS -- 0.60%
     Ocular Sciences, Inc.*                             59,400         2,257,200
                                                                     -----------

  HEALTHCARE - SERVICES -- 8.38%
     Aetna, Inc.                                        88,600         7,531,000
     Anthem, Inc.*                                      92,800         8,311,168
     Laboratory Corp. Of
        America Holdings*                              133,800         5,311,860
     Pacificare Health Systems*                        151,500         5,856,990
     WellChoice, Inc.*                                 109,100         4,516,740
                                                                     -----------
                                                                      31,527,758
                                                                     -----------

  INSURANCE -- 10.94%
     Allstate Corp.                                    130,400         6,070,120
     Hartford Financial Services
        Group, Inc.                                    105,000         7,217,700
     Infinity Property & Casualty Corp.                214,600         7,081,800
     Metlife, Inc.                                     204,500         7,331,325
     RenaissanceRe Holdings Ltd.                       131,500         7,094,425
     XL Capital Ltd.                                    84,300         6,361,278
                                                                     -----------
                                                                      41,156,648
                                                                     -----------

  INTERNET SOFTWARE & SERVICES -- 1.98%
     Check Point Software
        Technologies, Ltd.*                            188,700         5,093,013
     SonicWALL, Inc.*                                  171,800         1,477,480
     TIBCO Software, Inc.*                             104,100           879,645
                                                                     -----------
                                                                       7,450,138
                                                                     -----------

  IRON & STEEL PRODUCTION -- 1.74%
     United States Steel Corp.                         186,500         6,549,880
                                                                     -----------

  MACHINERY - DIVERSIFIED -- 1.01%
     Deere & Co.                                        54,200         3,801,588
                                                                     -----------

  MINING -- 2.17%
     Newmont Mining Corp.                              141,000         5,465,160
     Phelps Dodge Corp.                                 34,800         2,697,348
                                                                     -----------
                                                                       8,162,508
                                                                     -----------

  MISCELLANEOUS MANUFACTURING -- 1.43%
     General Electric Co.                              166,000         5,378,400
                                                                     -----------

  MULTIMEDIA -- 4.13%
     DIRECTV Group, Inc.*                              195,800         3,348,180
     The News Corp., Ltd.                              203,200         6,681,216
     Time Warner, Inc.*                                314,300         5,525,394
                                                                     -----------
                                                                      15,554,790
                                                                     -----------

                                     -------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004
                                                   QUAKER AGGRESSIVE GROWTH FUND


                                                      NUMBER             MARKET
                                                    OF SHARES            VALUE
--------------------------------------------------------------------------------

  OIL & GAS -- 6.16%

     Apache Corp.                                      162,800       $ 7,089,940
     Devon Energy Corp.                                122,300         8,071,800
     Endeavor International Corp.*+                    500,000         1,204,000
     Nabors Industries Ltd.*                            67,000         3,029,740
     Unocal Corp.                                       99,200         3,769,600
                                                                     -----------
                                                                      23,165,080
                                                                     -----------

  PHARMACEUTICALS -- 5.78%
     Abbott Laboratories                               116,900         4,764,844
     Merck & Co., Inc.                                 148,000         7,030,000
     Pfizer, Inc.                                      224,400         7,692,432
     Wyeth                                              62,500         2,260,000
                                                                     -----------
                                                                      21,747,276
                                                                     -----------

  RETAIL -- 5.07%
     Claire's Stores, Inc.                             137,700         2,988,090
     Gap, Inc.                                         210,200         5,097,350
     Limited Brands, Inc.                              234,500         4,385,150
     Pacific Sunwear Of California*                    162,400         3,178,168
     Wendy's International, Inc.                        98,400         3,428,256
                                                                     -----------
                                                                      19,077,014
                                                                     -----------

  TELECOMMUNICATIONS -- 9.23%
     Arch Wireless, Inc.*                              272,800         7,772,072
     Avaya, Inc.*                                      138,100         2,180,599
     Cisco Systems, Inc.*                              155,200         3,678,240
     Nextel Communications, Inc.*                      442,000        11,783,720
     NII Holdings, Inc., Cl. B*                        212,100         7,145,649
     Tekelec*                                          120,100         2,182,217
                                                                     -----------
                                                                      34,742,497
                                                                     -----------

  TEXTILES -- 1.74%
     Mohawk Industries, Inc.*                           89,500         6,563,035
                                                                     -----------

  UTILITIES -- 2.05%
     Allegheny Energy, Inc.*                           500,400         7,711,164
                                                                     -----------

     TOTAL COMMON STOCK
        (COST $328,890,846)                                          356,847,022
                                                                     -----------
PUT OPTIONS PURCHASED -- 0.84%

     S&P 500 Index, September
        Strike $11.25* (a)                             132,000         3,154,800
                                                                     -----------
     TOTAL PUT OPTIONS PURCHASED
        (COST $3,126,460)                                              3,154,800
                                                                     -----------

SHORT-TERM INVESTMENTS -- 1.82%

     Merrill Lynch Master EBP Repo
        Money Market Fund                            6,829,824         6,829,824
                                                                   -------------

     TOTAL SHORT-TERM INVESTMENTS
        (COST $6,829,824)                                              6,829,824
                                                                   -------------

TOTAL VALUE OF INVESTMENTS
     (COST $338,847,130) (97.50%)                                    366,831,646

OTHER ASSETS LESS LIABILITIES, NET -- (2.50%)                          9,424,538
                                                                   -------------
     NET ASSETS (100.00%)                                          $ 376,256,184
                                                                   =============


                                                        SHARES
                                                        SUBJECT         MARKET
                                                        TO CALL         VALUE
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN

     S&P 500 Index, September
        Strike $10.75*                                 130,000       $ 1,404,000
                                                                     -----------
     TOTAL (PREMIUMS RECEIVED $1,556,100)                            $ 1,404,000
                                                                     -----------


                              SECURITIES SOLD SHORT

                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCK

     ESS Technology*                                   151,100       $ 1,618,281
     Flextronics International Ltd.*                   125,600         2,003,320
     Integrated Silicon Solution, Inc.*                 58,000           708,180
     Pixelworks, Inc.*                                  92,200         1,412,504
     Semtech Corp.*                                     80,900         1,904,386
                                                                     -----------
     TOTAL (PROCEEDS $8,174,007)                                     $ 7,646,671
                                                                     -----------

* Non-income producing investment

(a) Portion of the security is pledged as collateral for call options written.

+ Restricted Securities--A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The Fund purchased 500,000 shares of Capital Environmental Resources, Inc. on April 22, 2004 at a cost of $2,000,000. Furthermore, the Fund purchased 500,000 shares of Endeavor International Corp. on February 17, 2004 at a cost of $1,000,000. The sale of these investments has been restricted and has been valued by the Advisor in accordance with the guidelines adopted by the Board of Trustees. The total fair value of these securities at June 30, 2004 is $3,308,050, which represents 0.88% of total net assets.

     The accompanying notes are an integral part of the financial statements

-------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------
JUNE 30, 2004
QUAKER CORE EQUITY FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 105.20%

  ADVERTISING -- 0.21%
     Ventiv Health, Inc.*                                1,600       $    24,768
                                                                     -----------

  BIOTECHNOLOGY -- 0.45%
     Charles River Laboratories
        International, Inc.*                             1,100            53,757
                                                                     -----------

  BUILDING MATERIALS -- 0.24%
     Masco Corp.                                           900            28,062
                                                                     -----------

  CHEMICALS -- 0.53%
     Valspar Corp.                                       1,250            63,050
                                                                     -----------

  COMMERCIAL SERVICES -- 2.31%
     Aaron Rents, Inc.                                   3,600           119,304
     Aramark Corp., Cl. B                                5,400           155,304
                                                                     -----------
                                                                         274,608
                                                                     -----------

  COMPUTER SOFTWARE & SERVICES -- 7.98%
     Autodesk, Inc.                                      4,150           177,662
     Microsoft Corp.                                    26,440           755,126
     Pixar*                                                200            13,902
                                                                     -----------
                                                                         946,690
                                                                     -----------

  COMPUTERS -- 4.92%
     Dell, Inc.*                                        15,700           562,374
     Imation Corp.                                         500            21,305
                                                                     -----------
                                                                         583,679
                                                                     -----------

  COSMETICS & TOILETRIES -- 0.92%
     Procter & Gamble Co.                                2,000           108,880
                                                                     -----------

  DISTRIBUTION & WHOLESALE -- 0.70%
     WESCO International, Inc.*                          4,500            82,800
                                                                     -----------

  ELECTRONICS & ELECTRICAL COMPONENTS -- 1.58%
     Hubbell, Inc., Cl. B                                  800            37,368
     Rogers Corp.*                                       2,150           150,285
                                                                     -----------
                                                                         187,653
                                                                     -----------

  FINANCIAL SERVICES -- 5.14%
     Capital One Financial Corp.                           900            61,542
     CIT Group, Inc.                                     3,500           134,015
     MBNA Corp.                                         13,900           358,481
     T. Rowe Price Group, Inc.                           1,100            55,440
                                                                     -----------
                                                                         609,478
                                                                     -----------

  FOOD & BEVERAGES -- 6.87%
     Coca-Cola Co.                                       3,200           161,536
     Del Monte Foods Co.*                               11,000           111,760
     Hershey Foods Corp.                                 1,300            60,151
     J.M. Smucker Co.                                    1,200            55,092
     PepsiCo, Inc.                                       6,400           344,832
     W.M. Wrigley, Jr. Co.                               1,300            81,965
                                                                     -----------
                                                                         815,336
                                                                     -----------

  HEALTHCARE - PRODUCTS -- 4.55%
     Apogent Technologies, Inc.*                         5,000           160,000
     Beckman Coulter, Inc.                               1,200            73,200
     Boston Scientific Corp.*                            5,100           218,280
     Zimmer Holdings, Inc.*                              1,000            88,200
                                                                     -----------
                                                                         539,680
                                                                     -----------

  HEALTHCARE - SERVICES -- 2.84%
     Anthem, Inc.*                                       3,200           286,592
     DaVita, Inc.*                                       1,650            50,870
                                                                     -----------
                                                                         337,462
                                                                     -----------

  HOME BUILDERS -- 3.23%
     Centex Corp.                                        1,000            45,750
     Hovnanian Enterprises, Inc.*                        2,200            76,362
     KB Home                                               600            41,178
     Lennar Corp.                                        1,200            53,664
     MDC Holdings, Inc.                                    210            13,358
     Pulte Homes, Inc.                                   1,800            93,654
     Toll Brothers, Inc.*                                1,400            59,248
                                                                     -----------
                                                                         383,214
                                                                     -----------

  HOUSEHOLD PRODUCTS -- 5.28%
     Avery Dennison Corp.                                2,900           185,629
     Fortune Brands, Inc.                                2,700           203,661
     Jarden Corp.*                                       6,600           237,534
                                                                     -----------
                                                                         626,824
                                                                     -----------

  INSURANCE -- 4.15%
     American International Group, Inc.                  6,900           491,832
                                                                     -----------

  MISCELLANEOUS MANUFACTURING -- 13.18%
     3M Co.                                              3,800           342,038
     Carlisle Cos., Inc.                                 1,100            68,475
     Dover Corp.                                         2,300            96,830
     General Electric Co.                               28,740           931,176
     Textron, Inc.                                       2,100           124,635
                                                                     -----------
                                                                       1,563,154
                                                                     -----------

  MULTIMEDIA -- 7.13%
     Comcast Corp.*                                     10,700           299,921
     Fox Entertainment Group, Inc.*                      2,300            61,410
     Hearst-Argyle Television, Inc.                      2,900            74,762
     Liberty Media Corp.*                                8,500            76,415
     Liberty Media International, Inc.*                    425            15,768
     Viacom, Inc. Class A                                2,855           103,779
     Viacom, Inc. Class B                                6,000           214,320
                                                                     -----------
                                                                         846,375
                                                                     -----------

                                     -------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004
                                                         QUAKER CORE EQUITY FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

  OIL & GAS -- 2.63%
     Cross Timbers Royalty Trust                            --       $        27
     Devon Energy Corp.                                    600            39,600
     KCS Energy, Inc.*                                   3,500            46,620
     Pioneer Natural Resources Co.                         900            31,572
     Valero Energy Corp.                                 1,650           121,704
     Whiting Petroleum Corp.*                            2,900            72,935
                                                                     -----------
                                                                         312,458
                                                                     -----------

  PACKAGING & CONTAINERS -- 1.32%
     Ball Corp.                                          1,100            79,255
     Bemis Co.                                             800            22,600
     Pactiv Corp.*                                       2,200            54,868
                                                                     -----------
                                                                         156,723
                                                                     -----------

  PHARMACEUTICALS -- 9.87%
     Abbott Laboratories                                12,800           521,728
     Endo Pharmaceuticals Holdings, Inc.*                2,600            60,970
     Hospira, Inc.*                                      1,280            35,328
     Pfizer, Inc.                                       16,140           553,279
                                                                     -----------
                                                                       1,171,305
                                                                     -----------

  RETAIL -- 6.56%
     Cash America International, Inc.                    9,100           209,300
     Lowe's Cos., Inc.                                   4,750           249,612
     MSC Industrial Direct Co.                           2,400            78,816
     Regis Corp.                                           300            13,377
     Wal-Mart Stores, Inc.                               4,295           226,604
                                                                     -----------
                                                                         777,709
                                                                     -----------

  SEMICONDUCTORS -- 5.62%
     Cypress Semiconductor Corp.*                        7,050           100,039
     Intel Corp.                                        20,550           567,180
                                                                     -----------
                                                                         667,219
                                                                     -----------

  TELECOMMUNICATIONS -- 6.79%

     Cisco Systems, Inc.*                               17,500           414,750
     Corning, Inc.*                                      7,700           100,562
     Motorola, Inc.                                     15,900           290,176
                                                                     -----------
                                                                         805,488
                                                                     -----------

  TRANSPORTATION -- 0.20%
     Overnite Corp.                                        800            23,520
                                                                     -----------

     TOTAL COMMON STOCK
        (COST $12,111,503)                                            12,481,724
                                                                     -----------

SHORT-TERM INVESTMENTS -- 1.05%

     Evergreen Money Market Institutional
        Treasury Money Market Fund
        Institutional Service Shares                   124,141           124,141
                                                                     -----------

     TOTAL SHORT-TERM INVESTMENTS
        (COST $124,141)                                                  124,141
                                                                     -----------

TOTAL VALUE OF INVESTMENTS
  (COST $12,235,644) (106.25%)                                        12,605,865

LIABILITIES IN EXCESS OF OTHER ASSETS,
  NET (-6.25%)                                                         (741,215)
                                                                     -----------
     NET ASSETS (100.00%)                                            $11,864,650
                                                                     ===========


* Non-income producing investment

     The accompanying notes are an integral part of the financial statements

-------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------
JUNE 30, 2004
QUAKER SMALL-CAP GROWTH FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.24%

  AEROSPACE & DEFENSE -- 0.54%
     Orbital Sciences Corp.*                             1,120       $    15,467
                                                                     -----------

  BANKS -- 3.75%
     Bank of the Ozarks, Inc.                              620            14,446
     Glacier Bancorp, Inc.                               1,637            46,114
     Prosperity Bancshares, Inc.                         1,900            46,265
                                                                     -----------
                                                                         106,825
                                                                     -----------

  CHEMICALS -- 0.27%
     Spartech Corp.                                        300             7,782
                                                                     -----------

  COMMERCIAL SERVICES -- 2.02%
     Aaron Rents, Inc.                                     390            12,925
     Strayer Education, Inc.                               400            44,628
                                                                     -----------
                                                                          57,553
                                                                     -----------

  COMPUTER SOFTWARE & SERVICES -- 9.47%
     Avid Technology, Inc.*                              2,200           120,054
     MAPICS, Inc.*                                       2,900            30,624
     Omnicell, Inc.*                                     2,260            33,019
     Open Solutions, Inc.*                               2,360            58,953
     SoftBrands, Inc.*                                     411               493
     Transaction Systems Architects, Inc.*               1,250            26,913
                                                                     -----------
                                                                         270,056
                                                                     -----------

  COMPUTERS -- 2.88%
     Anteon International Corp.*                         1,430            46,647
     Ciber, Inc.*                                        1,600            13,152
     Silicon Storage Technology, Inc.*                   2,180            22,454
                                                                     -----------
                                                                          82,253
                                                                     -----------

  DISTRIBUTION & WHOLESALE -- 6.68%
     Central European Distribution Corp.*                3,570            92,499
     Hughes Supply, Inc.                                   570            33,590
     WESCO International, Inc.*                          3,500            64,400
                                                                     -----------
                                                                         190,489
                                                                     -----------

  ELECTRONICS & ELECTRICAL COMPONENTS -- 5.99%
     Dionex Corp.*                                         800            44,136
     Methode Electronics, Inc.                             600             7,782
     Rogers Corp.*                                       1,700           118,830
                                                                     -----------
                                                                         170,748
                                                                     -----------

  ENTERTAINMENT & LEISURE -- 2.00%
     AMC Entertainment, Inc.*                            1,400            21,518
     Gaylord Entertainment Co.*                          1,130            35,471
                                                                     -----------
                                                                          56,989
                                                                     -----------

  ENVIRONMENTAL CONTROL -- 1.56%
     Tetra Tech, Inc.*                                   2,730            44,554
                                                                     -----------

  FINANCIAL SERVICES -- 4.07%

     Asta Funding, Inc.                                  2,000            34,800
     Encore Capital Group, Inc.*                         1,300            17,173
     Marlin Business Services, Inc.*                     4,260            64,028
                                                                     -----------
                                                                         116,001
                                                                     -----------

  FOOD & BEVERAGES -- 0.82%
     Volume Services America Holdings, Inc.              1,730            23,407
                                                                     -----------

  HEALTHCARE - PRODUCTS -- 6.42%
     Advanced Medical Optics, Inc.*                      1,180            50,233
     Cooper Cos., Inc.                                   1,060            66,960
     Inamed Corp.*                                       1,050            65,993
                                                                     -----------
                                                                         183,186
                                                                     -----------

  HEALTHCARE - SERVICES -- 2.03%
     Covance, Inc.*                                        530            20,447
     Psychiatric Solutions, Inc.*                        1,500            37,395
                                                                     -----------
                                                                          57,842
                                                                     -----------

  HOME BUILDERS -- 3.00%
     Dominion Homes, Inc.*                               1,890            43,659
     Standard-Pacific Corp.                                850            41,905
                                                                     -----------
                                                                          85,564
                                                                     -----------

  HOUSEHOLD PRODUCTS -- 1.33%
     Jarden Corp.*                                       1,050            37,789
                                                                     -----------

  INTERNET SOFTWARE & SERVICES -- 1.90%
     Ask Jeeves, Inc.*                                   1,390            54,252
                                                                     -----------

  LODGING -- 2.80%
     Boyd Gaming Corp.                                   3,000            79,710
                                                                     -----------

  MACHINERY - DIVERSIFIED -- 2.71%
     IDEX Corp.                                          2,250            77,287
                                                                     -----------

  MISCELLANEOUS MANUFACTURING -- 5.19%
     Acuity Brands, Inc.                                   400            10,800
     Applied Films Corp.*                                1,050            30,471
     Barnes Group, Inc.                                  1,000            28,980
     Trinity Industries, Inc.                            2,440            77,568
                                                                     -----------
                                                                         147,819
                                                                     -----------

  MULTIMEDIA -- 0.96%
     Thomas Nelson, Inc.                                 1,200            27,288
                                                                     -----------

  OFFICE & BUSINESS EQUIPMENT -- 2.19%
     Global Imaging Systems, Inc.*                       1,700            62,322
                                                                     -----------

  OIL & GAS -- 8.07%
     KCS Energy, Inc.*                                   9,010           120,013
     Patina Oil & Gas Corp.                              1,100            32,857
     Penn Virginia Corp.                                   400            14,444
     Plains Exploration & Production Co.*                1,650            30,277
     Whiting Petroleum Corp.*                            1,290            32,443
                                                                     -----------
                                                                         230,034
                                                                     -----------

                                     -------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004
                                                    QUAKER SMALL-CAP GROWTH FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

  PHARMACEUTICALS -- 5.12%
     Impax Laboratories, Inc.*                           2,300       $    44,574
     MGI Pharma, Inc.*                                   2,480            66,985
     NBTY, Inc.*                                         1,170            34,386
                                                                     -----------
                                                                         145,945
                                                                     -----------

  REAL ESTATE -- 2.46%
     Capital Trust, Inc.                                 1,950            52,104
     Impac Mortgage Holdings, Inc.                         800            18,016
                                                                     -----------
                                                                          70,120
                                                                     -----------

  RETAIL -- 9.79%
     America's Car-Mart, Inc.*                           2,500            75,075
     Brookstone, Inc.*                                   2,550            51,127
     Cash America International, Inc.                    1,330            30,590
     Guitar Center, Inc.*                                  900            40,023
     IHOP Corp.                                            800            28,608
     Insight Enterprises, Inc.*                            800            14,208
     The Steak N Shake Co.*                              2,160            39,355
                                                                     -----------
                                                                         278,986
                                                                     -----------

  SAVINGS & LOANS -- 0.51%
     WSFS Financial Corp.                                  300            14,601
                                                                     -----------
  SEMICONDUCTORS -- 0.45%
     Photronics, Inc.*                                     670            12,690
                                                                     -----------
  TELECOMMUNICATIONS -- 1.45%
     Ditech Communications Corp.*                          600            14,004
     PTEK Holdings, Inc.*                                2,370            27,326
                                                                     -----------
                                                                          41,330
                                                                     -----------
  TRANSPORTATION -- 1.81%
     Marten Transport Ltd.*                              1,480            27,602
     Pacer International, Inc.*                          1,300            24,050
                                                                     -----------
                                                                          51,652
                                                                     -----------

     TOTAL COMMON STOCK
        (COST $2,474,228)                                              2,800,541
                                                                     -----------

EQUITY FUND -- 0.66%

     iShares Russell 2000
        Growth Index Fund                                  300            18,771
                                                                     -----------

     TOTAL EQUITY FUND (COST $18,448)                                     18,771
                                                                     -----------

SHORT-TERM INVESTMENTS -- 1.19%

     Evergreen Money Market Institutional
        Treasury Money Market Fund
        Institutional Service Shares                    34,019            34,019
                                                                     -----------

     TOTAL SHORT-TERM INVESTMENTS FUND
        (COST $34,019)                                                    34,019
                                                                     -----------

TOTAL VALUE OF INVESTMENTS
  (COST $2,526,695) (100.09%)                                          2,853,331

LIABILITIES IN EXCESS OF OTHER ASSETS,
  NET (-0.09%)                                                           (2,611)
                                                                     -----------
     NET ASSETS (100.00%)                                            $ 2,850,720
                                                                     ===========

* Non-income producing investment

     The accompanying notes are an integral part of the financial statements

-------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------

JUNE 30, 2004
QUAKER CAPITAL OPPORTUNITIES FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 102.02%

  BIOTECHNOLOGY -- 6.49%
     Celgene Corp.*                                     15,000       $   858,900
     Illumina, Inc.*                                    60,000           381,000
                                                                     -----------
                                                                       1,239,900
                                                                     -----------

  COMMERCIAL SERVICES -- 18.01%
     Accenture Ltd.*                                    30,000           824,400
     Cendant Corp.                                      27,500           673,200
     McKesson Corp.                                     33,500         1,150,055
     Pharmaceutical Product
        Development, Inc.*                              25,000           794,250
                                                                     -----------
                                                                       3,441,905
                                                                     -----------

  COMPUTER SOFTWARE & SERVICES -- 1.69%
     Dun & Bradstreet Corp.*                             6,000           323,460
                                                                     -----------

  COMPUTERS -- 3.89%
     Computer Sciences Corp.*                           16,000           742,880
                                                                     -----------

  ELECTRONICS & ELECTRICAL COMPONENTS -- 2.50%
     Waters Corp.*                                      10,000           477,800
                                                                     -----------

  HEALTHCARE - PRODUCTS -- 13.58%
     Biomet, Inc.                                       16,000           711,040
     Edwards Lifesciences Corp.*                        22,500           784,125
     Idexx Laboratories, Inc.*                           3,000           188,820
     Wright Medical Group, Inc.*                        17,500           623,000
     Zimmer Holdings, Inc.*                              3,250           286,650
                                                                     -----------
                                                                       2,593,635
                                                                     -----------

  HEALTHCARE - SERVICES -- 3.74%
     Covance, Inc.*                                     18,500           713,730
                                                                     -----------

  INTERNET SOFTWARE & SERVICES -- 2.37%
     InterActiveCorp.*                                  15,000           452,100
                                                                     -----------

  MINING -- 3.90%
     Freeport-McMoRan
       Copper & Gold, Inc.                              22,500           745,875
                                                                     -----------

  MISCELLANEOUS MANUFACTURING -- 1.97%
     Danaher Corp.                                       7,250           375,913
                                                                     -----------

  MULTIMEDIA -- 3.90%
     Comcast Corp.*                                     27,000           745,470
                                                                     -----------

  OIL & GAS -- 21.74%
     Chesapeake Energy Corp.                            55,000           809,600
     ConocoPhillips                                     11,000           839,190
     Suncor Energy, Inc.                                17,500           448,175
     Tesoro Petroleum Corp.*                            40,000         1,104,000
     XTO Energy, Inc.                                   32,000           953,280
                                                                     -----------
                                                                       4,154,245
                                                                     -----------

  PHARMACEUTICALS -- 6.10%
     Cephalon, Inc.*                                    15,000           810,000
     Rigel Pharmaceuticals, Inc.*                       25,000           355,250
                                                                     -----------
                                                                       1,165,250
                                                                     -----------

  PIPELINES -- 0.62%
     El Paso Corp.                                      15,000           118,200
                                                                     -----------

  REAL ESTATE -- 4.16%
     The St. Joe Co.                                    20,000           794,000
                                                                     -----------

  RETAIL -- 1.75%
     Dillard's, Inc.                                    15,000           334,500
                                                                     -----------

  TELECOMMUNICATIONS -- 5.61%
     3Com Corp.*                                        85,000           531,250
     IDT Corp.*                                         30,000           540,900
                                                                     -----------
                                                                       1,072,150
                                                                     -----------

     TOTAL COMMON STOCK
        (COST $17,726,176)                                            19,491,013
                                                                     -----------

SHORT-TERM INVESTMENTS -- 0.36%

     Merrill Lynch Master EBP Repo
        Money Market Fund                               69,784            69,784
                                                                     -----------

     TOTAL SHORT-TERM INVESTMENTS
        (COST $69,784)                                                    69,784
                                                                     -----------

TOTAL VALUE OF INVESTMENTS
  (COST $17,795,960) (102.38%)                                        19,560,797

LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-2.38%)                    (455,599)
                                                                     -----------
     NET ASSETS (100.00%)                                            $19,105,198
                                                                     ===========

* Non-income producing investment

     The accompanying notes are an integral part of the financial statements

                                     -------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004
                                           QUAKER BIOTECH PHARMA-HEALTHCARE FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

DOMESTIC COMMON STOCK -- 55.06%

  BIOTECHNOLOGY -- 43.71%
     Alexion Pharmaceuticals, Inc.*                     19,370       $   360,282
     Amgen, Inc.*                                        8,100           442,017
     Ariad Pharmaceuticals, Inc.*                       36,400           272,636
     Celgene Corp.*                                     14,120           808,511
     Cytokinetics, Inc.*                                24,684           366,557
     Gilead Sciences, Inc.*                             10,700           716,900
     Ilex Oncology, Inc.*                               15,100           377,349
     ImClone Systems, Inc.*                              3,700           317,423
     InterMune, Inc.*                                   27,940           430,835
     Keryx Biopharmaceuticals, Inc.*                    11,635           147,299
     Medarex, Inc.*                                     45,900           334,611
     Medicines Co.*                                     13,500           411,885
     Medimmune, Inc.*                                   24,000           561,600
     OSI Pharmaceuticals, Inc.*                          3,800           267,672
     Pharmion Corp.*                                     7,485           366,166
     Trimeris, Inc.*                                    16,900           243,867
     Vertex Pharmaceuticals, Inc.*                      42,500           460,700
                                                                     -----------
                                                                       6,886,310
                                                                     -----------

  GENERIC PHARMACEUTICALS -- 2.67%
     Teva Pharmaceutical Industries Ltd.
        ADR -- Israel                                    6,250           420,563
                                                                     -----------

  SPECIALTY PHARMACEUTICALS -- 8.68%
     Alkermes, Inc.*                                    37,000           503,200
     Connetics Corp.*                                   20,000           404,000
     King Pharmaceuticals, Inc.*                        40,200           460,290
                                                                     -----------
                                                                       1,367,490
                                                                     -----------

     TOTAL DOMESTIC COMMON STOCK
        (COST $8,349,418)                                              8,674,363
                                                                     -----------

FOREIGN COMMON STOCK -- 0.32%

SWITZERLAND -- 0.32%

  BIOTECHNOLOGY -- 0.32%

     Cytos Biotechnology AG* (a)                         2,000            49,652
                                                                     -----------

     TOTAL FOREIGN COMMON STOCK
        (COST $83,778)                                                    49,652
                                                                     -----------

SHORT-TERM INVESTMENTS -- 36.15%

     Merrill Lynch Master EBP Repo
        Money Market Fund                            5,695,363         5,695,363
                                                                     -----------

     TOTAL SHORT-TERM INVESTMENTS
        (COST $5,695,363)                                              5,695,363
                                                                     -----------

TOTAL VALUE OF INVESTMENTS
  (COST $14,128,559) (91.53%)                                         14,419,378

OTHER ASSETS LESS LIABILITIES, NET (8.47%)                             1,333,899
                                                                     -----------

     NET ASSETS (100.00%)                                            $15,753,277
                                                                     ===========


                             SECURITIES SOLD SHORT

COMMON STOCK
     Biogen Idec, Inc.*                                  3,900       $   246,675
     Genzyme Corp.*                                      7,700           364,441
     iShares Nasdaq Biotechnology
        Index Fund                                      26,020         1,954,102
                                                                     -----------
     TOTAL (PROCEEDS $2,603,213)                                     $ 2,565,218
                                                                     ===========

* Non-income producing investment

(a) Swiss security denominated in U.S. dollars

 ADR - American Depository Receipt

     The accompanying notes are an integral part of the financial statements

-------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------
JUNE 30, 2004
QUAKER SMALL-CAP TREND FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 99.60%

  AIRLINES -- 1.76%
     JetBlue Airways Corp.*                              2,100       $    61,698

  BANKS -- 4.85%
     Boston Private Financial
        Holdings, Inc.                                   3,300            76,428
     Wilmington Trust Corp.                              2,500            93,050
                                                                     -----------
                                                                         169,478
                                                                     -----------

  BIOTECHNOLOGY -- 3.48%
     Affymetrix, Inc.*                                   1,300            42,549
     Cambrex Corp.                                       1,400            35,322
     Charles River Laboratories
        International, Inc.*                               900            43,983
                                                                     -----------
                                                                         121,854
                                                                     -----------

  CHEMICALS -- 2.01%
     Cabot Microelectronics Corp.*                       2,300            70,403
                                                                     -----------

  COMMERCIAL SERVICES -- 5.64%
     Arbitron, Inc.*                                     1,200            43,824
     Pharmaceutical Product
        Development, Inc.*                               2,400            76,248
     SOURCECORP, Inc.*                                   2,800            77,056
                                                                     -----------
                                                                         197,128
                                                                     -----------

  COMPUTER SOFTWARE & SERVICES -- 4.00%
     Advent Software, Inc.*                              3,800            68,666
     Cerner Corp.*                                       1,600            71,328
                                                                     -----------
                                                                         139,994
                                                                     -----------
  COMPUTERS -- 8.73%
     BISYS Group, Inc.*                                  5,600            78,736
     CACI International, Inc.*                           2,200            88,968
     Digimarc Corp.*                                     4,000            53,400
     Mercury Computer Systems, Inc.*                     3,400            84,320
                                                                     -----------
                                                                         305,424
                                                                     -----------

  ELECTRONICS & ELECTRICAL COMPONENTS -- 10.89%
     Analogic Corp.                                      1,900            80,617
     Benchmark Electronics, Inc.*                        2,800            81,480
     Intermagnetics General Corp.*                       1,800            61,254
     Molecular Devices Corp.*                            4,300            76,454
     Plexus Corp.*                                       6,000            81,000
                                                                     -----------
                                                                         380,805
                                                                     -----------

  FINANCIAL SERVICES -- 4.09%
     Waddell & Reed Financial, Inc.                      3,500            77,385
     W.P. Stewart & Co., Ltd.                            3,200            65,568
                                                                     -----------
                                                                         142,953
                                                                     -----------

  FOOD & BEVERAGES -- 2.43%
     Performance Food Group Co.*                         3,200            84,928
                                                                     -----------

  HEALTHCARE - PRODUCTS -- 11.55%
     Biosite, Inc.*                                      1,800            80,856
     CTI Molecular Imaging, Inc.*                        4,200            59,556
     ICU Medical, Inc.*                                  1,800            60,354
     Mentor Corp.                                        1,100            37,719
     PolyMedica Corp.                                    2,600            80,704
     Techne Corp.*                                         500            21,725
     Zoll Medical Corp.*                                 1,800            63,144
                                                                     -----------
                                                                         404,058
                                                                     -----------

  HEALTHCARE - SERVICES -- 9.80%
     AMERIGROUP Corp.*                                   2,000            98,400
     Amsurg Corp.*                                       3,300            82,929
     Covance, Inc.*                                      1,400            54,012
     Renal Care Group, Inc.*                             2,000            66,260
     US Oncology, Inc.*                                  2,800            41,216
                                                                     -----------
                                                                         342,817
                                                                     -----------

  HOME BUILDERS -- 5.13%
     Monaco Coach Corp.                                  3,200            90,144
     WCI Communities, Inc.*                              4,000            89,240
                                                                     -----------
                                                                         179,384
                                                                     -----------

  HOME FURNISHINGS -- 2.67%
     Ethan Allen Interiors, Inc.                         2,600            93,366
                                                                     -----------

  LODGING -- 1.84%
     Aztar Corp.*                                        2,300            64,400
                                                                     -----------

  MULTIMEDIA -- 0.31%
     Information Holdings, Inc.*                           400            10,948
                                                                     -----------

  PHARMACEUTICALS -- 6.72%
     Accredo Health, Inc.*                               1,800            70,110
     Medicis Pharmaceutical                              1,600            63,920
     Priority Healthcare Corp., Cl. B*                   4,400           100,980
                                                                     -----------
                                                                         235,010
                                                                     -----------

  RETAIL -- 3.50%
     American Eagle Outfitters*                          1,300            37,583
     Barnes & Noble, Inc.*                               2,500            84,950
                                                                     -----------
                                                                         122,533
                                                                     -----------

                                     -------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004
                                                     QUAKER SMALL-CAP TREND FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

  SEMICONDUCTORS -- 7.30%
     DSP Group, Inc.*                                    2,400       $    65,376
     Exar Corp.*                                         4,300            63,038
     Lattice Semiconductor Corp.*                        8,400            58,884
     Photronics, Inc.*                                   3,600            68,184
                                                                     -----------
                                                                         255,482
                                                                     -----------

  TELECOMMUNICATIONS -- 2.90%
     Adaptec, Inc.*                                      3,600            30,456
     Black Box Corp.                                     1,500            70,890
                                                                     -----------
                                                                         101,346
                                                                     -----------
     TOTAL COMMON STOCK
        (COST $3,469,111)                                              3,484,009
                                                                     -----------

SHORT-TERM INVESTMENTS -- 1.73%
     Merrill Lynch Master EBP Repo
        Money Market Fund                               60,434            60,434
                                                                     -----------
     TOTAL SHORT-TERM INVESTMENTS
        (COST $60,434)                                                    60,434
                                                                     -----------
TOTAL VALUE OF INVESTMENTS
  (COST $3,529,545) (101.33%)                                          3,544,443

LIABILITIES IN EXCESS OF OTHER ASSETS,
  NET (-1.33%)                                                          (46,377)
                                                                     -----------

     NET ASSETS (100.00%)                                            $ 3,498,066
                                                                     ===========

* Non-income producing investment

     The accompanying notes are an integral part of the financial statements

-------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------
JUNE 30, 2004
QUAKER MID-CAP VALUE FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 91.85%

  ADVERTISING -- 0.59%
     Interpublic Group of Cos., Inc.*                   19,150       $   262,930
                                                                     -----------

  AEROSPACE & DEFENSE -- 2.46%
     Goodrich Corp.                                     33,675         1,088,713
                                                                     -----------

  AUTO PARTS & EQUIPMENT -- 2.41%
     Visteon Corp.                                      91,350         1,066,055
                                                                     -----------

  AUTOMOBILE MANUFACTURERS -- 3.38%
     Navistar International Corp.*                      38,600         1,496,136
                                                                     -----------

  BUILDING MATERIALS -- 1.59%
     York International Corp.                           17,100           702,297
                                                                     -----------

  CHEMICALS -- 7.34%
     IMC Global, Inc.                                  172,650         2,313,510
     Lyondell Chemical Co.                              43,200           751,248
     Nova Chemicals Corp.                                6,325           182,982
                                                                     -----------
                                                                       3,247,740
                                                                     -----------

  COMMERCIAL SERVICES -- 2.58%
     BearingPoint, Inc.*                                89,650           795,196
     Convergys Corp.*                                   22,650           348,810
                                                                     -----------
                                                                       1,144,006
                                                                     -----------

  COMPUTERS -- 1.10%
     Electronic Data Systems Corp.                      25,425           486,889
                                                                     -----------

  ELECTRONICS & ELECTRICAL COMPONENTS -- 8.35%
     Avnet, Inc.*                                       83,200         1,888,640
     Celestica, Inc.*                                   50,650         1,010,467
     Sanmina-SCI Corp.*                                 87,475           796,023
                                                                     -----------
                                                                       3,695,130
                                                                     -----------

  ENTERTAINMENT & LEISURE -- 4.15%
     Brunswick Corp.                                    14,775           602,820
     Royal Caribbean Cruises Ltd.                       28,375         1,231,759
                                                                     -----------
                                                                       1,834,579
                                                                     -----------

  FINANCIAL SERVICES -- 3.91%
     AmeriCredit Corp.*                                 50,450           985,289
     CIT Group, Inc.                                    19,425           743,783
                                                                     -----------
                                                                       1,729,072
                                                                     -----------

  FOOD & BEVERAGES -- 6.38%
     Archer Daniels Midland Co.                         23,310           391,142
     Smithfield Foods, Inc.*                            36,200         1,064,280
     Tate & Lyle PLC ADR -
         United Kingdom                                 57,250         1,370,462
                                                                     -----------
                                                                       2,825,884
                                                                     -----------

  FOREST PRODUCTS & PAPER -- 2.61%
     Bowater, Inc.                                      17,275           718,467
     Domtar, Inc.                                       33,850           438,019
                                                                     -----------
                                                                       1,156,486
                                                                     -----------

  HEALTHCARE - SERVICES -- 0.94%
     Triad Hospitals, Inc.*                             11,200           416,976
                                                                     -----------

  HOUSEHOLD PRODUCTS -- 1.04%
     Newell Rubbermaid, Inc.                            19,575           460,012
                                                                     -----------

  INSURANCE -- 3.48%
     Aon Corp.                                          14,825           422,068
     Genworth Financial, Inc.*                          29,900           686,205
     The PMI Group, Inc.                                 9,900           430,848
                                                                     -----------
                                                                       1,539,121
                                                                     -----------

  LODGING -- 0.20%
     Starwood Hotels & Resorts
     Worldwide, Inc.                                     2,000            89,700
                                                                     -----------

  MINING -- 3.26%
     Alcan, Inc.                                        11,125           460,575
     Cameco Corp.                                        9,400           550,934
     Freeport-McMoRan Copper &
        Gold, Inc.                                      12,975           430,121
                                                                     -----------
                                                                       1,441,630
                                                                     -----------

  MULTIMEDIA -- 1.64%
     Liberty Media International, Inc.*                 19,550           725,305
                                                                     -----------

  OIL & GAS -- 2.50%
     Premcor, Inc.*                                     29,500         1,106,250
                                                                     -----------

  PHARMACEUTICALS -- 0.98%
     AmerisourceBergen Corp.                             7,225           431,910
                                                                     -----------

  REAL ESTATE -- 9.18%
     CB Richard Ellis Group, Inc.*                      21,150           403,965
     Highwoods Properties, Inc.                         37,000           869,500
     Host Marriott Corp.*                              151,225         1,869,141
     The St. Joe Co.                                    23,225           922,032
                                                                     -----------
                                                                       4,064,638
                                                                     -----------

  RETAIL -- 4.86%
     J.C. Penney Co., Inc. Holding Co.                  45,025         1,700,144
     Toys R Us, Inc.*                                   28,225           451,035
                                                                     -----------
                                                                       2,151,179
                                                                     -----------

  SEMICONDUCTORS -- 2.15%
     Agere Systems, Inc.*                              130,175           299,402
     ON Semiconductor Corp.*                            34,350           172,437
     Teradyne, Inc.*                                    21,075           478,402
                                                                     -----------
                                                                         950,241
                                                                     -----------

     The accompanying notes are an integral part of the financial statements

                                     -------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004
                                                       QUAKER MID-CAP VALUE FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

  TELECOMMUNICATIONS -- 0.81%

     Sprint Corp.-FON Group                              9,687       $   170,491
     Telephone & Data Systems, Inc.                      2,650           188,680
                                                                     -----------
                                                                         359,171
                                                                     -----------

  TRANSPORTATION -- 5.19%

     CSX Corp.                                          31,225         1,023,243
     Werner Enterprises, Inc.                           60,462         1,275,748
                                                                     -----------

                                                                       2,298,991
                                                                     -----------

  UTILITIES -- 8.77%
     NRG Energy, Inc.*                                  30,600           758,880
     PG&E Corp.*                                        27,650           772,541
     Reliant Energy, Inc.*                             216,950         2,349,569
                                                                     -----------
                                                                       3,880,990
                                                                     -----------

     TOTAL COMMON STOCK
        (COST $35,200,476)                                            40,652,031
                                                                     -----------

PREFERRED STOCKS -- 0.57%
     Calpine Capital Trust                               5,250           253,969
                                                                     -----------

     TOTAL PREFERRED STOCKS
        (COST $242,503)                                                  253,969
                                                                     -----------

EQUITY FUND -- 3.18%
     iShares Russell Midcap Value
        Index Fund                                      14,200         1,406,226
                                                                     -----------

     TOTAL EQUITY FUNDS
        (COST $1,385,282)                                              1,406,226
                                                                     -----------

SHORT-TERM INVESTMENTS -- 5.42%

     Evergreen Money Market Institutional
        Treasury Money Market Fund
        Institutional Service Shares                 2,398,479       $ 2,398,479
                                                                     -----------

     TOTAL SHORT-TERM INVESTMENTS
        (COST $2,398,479)                                              2,398,479
                                                                     -----------

TOTAL VALUE OF INVESTMENTS
  (COST $39,226,740) (101.02%)                                        44,710,705

LIABILITIES IN EXCESS OF OTHER ASSETS,
  NET (-1.02%)                                                         (452,477)
                                                                     -----------
     NET ASSETS (100.00%)                                            $44,258,228
                                                                     ===========

* Non-income producing investment

ADR - American Depository Receipt

     The accompanying notes are an integral part of the financial statements

-------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------
JUNE 30, 2004
QUAKER SMALL-CAP VALUE FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.44%

  AEROSPACE & DEFENSE -- 0.21%
     Teledyne Technologies, Inc.*                        5,100       $   102,102
                                                                     -----------

  AIRLINES -- 0.72%
     ExpressJet Holdings, Inc.*                         28,700           348,418
                                                                     -----------

  APPAREL -- 2.68%
     DHB Industries, Inc.*                              21,400           324,852
     Timberland Co.*                                     5,500           355,245
     Tommy Hilfiger Corp.*                              17,800           269,492
     Wolverine World Wide, Inc.                         13,000           341,250
                                                                     -----------
                                                                       1,290,839
                                                                     -----------

  AUTO PARTS & EQUIPMENT -- 0.89%
     Autoliv, Inc.                                       9,400           396,680
     Dura Automotive Systems, Inc.*                      3,300            30,195
                                                                     -----------
                                                                         426,875
                                                                     -----------

  BANKS -- 2.40%
     Fremont General Corp.                              16,000           282,400
     Oriental Financial Group, Inc.                      7,700           208,439
     R&G Financial Corp., Cl. B                         10,650           352,089
     Silicon Valley Bancshares*                          7,900           313,235
                                                                     -----------
                                                                       1,156,163
                                                                     -----------

  BIOTECHNOLOGY -- 1.63%
     Affymetrix, Inc.*                                   5,600           183,288
     Charles River Laboratories
        International, Inc.*                             3,800           185,706
     Invitrogen Corp.*                                   3,400           244,766
     Transkaryotic Therapies, Inc.*                     11,400           170,544
                                                                     -----------
                                                                         784,304
                                                                     -----------

  BUILDING MATERIALS -- 0.90%
     NCI Building Systems, Inc.*                         7,300           237,615
     Texas Industries, Inc.                              4,800           197,616
                                                                     -----------
                                                                         435,231
                                                                     -----------

  CHEMICALS -- 2.06%
     Agrium, Inc.                                       18,800           273,540
     FMC Corp.*                                          4,200           181,062
     MacDermid, Inc.                                     6,100           206,485
     Methanex Corp.                                     25,100           331,847
                                                                     -----------
                                                                         992,934
                                                                     -----------

  COMMERCIAL SERVICES -- 5.03%
     Aaron Rents, Inc.                                  10,800           357,912
     Albany Molecular Research, Inc.*                   11,100           143,523
     Dollar Thrifty Automotive Group, Inc.*             10,800           296,352
     Heidrick & Struggles
        International, Inc.*                            12,600           373,968
     Korn/Ferry International*                          10,100           195,637
     Labor Ready, Inc.*                                 12,400           192,200
     MAXIMUS, Inc.*                                      7,700           273,042
     Rent-A-Center, Inc.*                                6,400           191,552
     TeleTech Holdings, Inc.*                           23,800           208,726
     United Rentals, Inc.*                              10,700           191,423
                                                                     -----------
                                                                       2,424,335
                                                                     -----------

  COMPUTER SOFTWARE & SERVICES -- 4.08%
     Activision, Inc.*                                  22,350           355,365
     Acxiom Corp.                                        8,600           213,538
     Autodesk, Inc.                                     11,400           488,034
     Mantech International Corp.*                       11,400           213,978
     MicroStrategy, Inc.*                                2,700           115,290
     SoftBrands, Inc.*                                   2,609             3,131
     Sybase, Inc.*                                      12,600           226,800
     vTHQ, Inc.*                                        15,300           350,370
                                                                     -----------
                                                                       1,966,506
                                                                     -----------

  COMPUTERS -- 1.48%
     InFocus Corp.*                                     32,100           272,850
     Reynolds & Reynolds Co.                             6,000           138,780
     Silicon Storage Technology, Inc.*                  29,300           301,790
                                                                     -----------
                                                                         713,420
                                                                     -----------

  DISTRIBUTION & WHOLESALE -- 2.13%
     Handleman Co.                                      14,900           345,084
     Ingram Micro, Inc.*                                20,600           298,082
     Owens & Minor, Inc.                                 8,800           227,920
     Tech Data Corp.*                                    4,000           156,520
                                                                     -----------
                                                                       1,027,606
                                                                     -----------

  ELECTRONICS & ELECTRICAL COMPONENTS -- 3.40%
     Arrow Electronics, Inc.*                            9,400           252,108
     Avnet, Inc.*                                       14,200           322,340
     Celestica, Inc.*                                    9,500           189,525
     CTS Corp.                                          11,500           138,690
     Kemet Corp.*                                       15,400           188,188
     Paxar Corp.*                                       10,400           203,008
     Vishay Intertechnology, Inc.*                      18,600           345,588
                                                                     -----------
                                                                       1,639,447
                                                                     -----------

     The accompanying notes are an integral part of the financial statements

                                     -------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004
                                                     QUAKER SMALL-CAP VALUE FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

  ENTERTAINMENT & LEISURE -- 1.97%
     Argosy Gaming Co.*                                  5,200       $   195,520
     Brunswick Corp.                                     8,700           354,960
     Macrovision Corp.*                                  7,400           185,222
     Polaris Industries, Inc.                            4,500           216,000
                                                                     -----------
                                                                         951,702
                                                                     -----------

  FINANCIAL SERVICES -- 6.42%
     Accredited Home Lenders
        Holding Co.*                                    12,000           337,800
     AG Edwards, Inc.                                    5,500           187,165
     CompuCredit Corp.*                                  3,800            65,740
     Doral Financial Corp.                              10,800           372,600
     IndyMac BanCorp., Inc.                              8,400           265,440
     Jefferies Group, Inc.                               5,400           166,968
     Knight Trading Group, Inc.*                        24,000           240,480
     Metris Co's., Inc.*                                23,400           203,346
     New Century Financial Corp.                         7,300           341,786
     Providian Financial Corp.*                         14,700           215,649
     Raymond James Financial, Inc.                      11,950           316,078
     Westcorp                                            4,200           190,890
     WFS Financial, Inc.*                                3,800           188,138
                                                                     -----------
                                                                       3,092,080
                                                                     -----------

  FOOD & BEVERAGES -- 2.22%
     Corn Products International, Inc.                   9,300           432,915
     Flowers Foods, Inc.                                 7,300           190,895
     Ruddick Corp.                                       8,500           190,825
     SUPERVALU, Inc.                                     8,300           254,063
                                                                     -----------
                                                                       1,068,698
                                                                     -----------

  FOREST PRODUCTS & PAPER -- 0.73%
     Louisiana-Pacific Corp.                            14,900           352,385
                                                                     -----------

  HAND & MACHINE TOOLS -- 0.39%
     The Stanley Works                                   4,100           186,878
                                                                     -----------

  HEALTHCARE - PRODUCTS -- 6.45%
     Advanced Medical Optics, Inc.*                     10,100           429,957
     Bausch & Lomb, Inc.                                 3,000           195,210
     Gen-Probe, Inc.*                                   10,200           482,664
     IDEXX Laboratories, Inc.*                           4,700           295,818
     PolyMedica Corp.                                   10,400           322,816
     PSS World Medical, Inc.*                           27,500           308,000
     Respironics, Inc.*                                  4,300           252,625
     Sola International, Inc.*                           5,000            86,150
     Sybron Dental Specialties, Inc.*                    9,400           280,590
     VISX, Inc.*                                        17,100           456,912
                                                                     -----------
                                                                       3,110,742
                                                                     -----------

  HEALTHCARE - SERVICES -- 2.29%
     Pacificare Health Systems*                          5,000           193,300
     RehabCare Group, Inc.*                              7,000           186,410
     Sierra Health Services*                             9,900           442,530
     US Oncology, Inc.*                                 19,200           282,624
                                                                     -----------
                                                                       1,104,864
                                                                     -----------

  HOME BUILDERS -- 4.36%
     Brookfield Homes Corp.                             10,700           280,233
     KB Home                                             5,500           377,465
     Monaco Coach Corp.                                 10,900           307,053
     NVR, Inc.*                                            800           387,360
     Ryland Group, Inc.                                  4,200           328,440
     WCI Communities, Inc.*                             10,600           236,486
     Winnebago Industries                                5,000           186,400
                                                                     -----------
                                                                       2,103,437
                                                                     -----------

  HOME FURNISHINGS -- 0.26%
     Applica, Inc.*                                     13,900           123,710
                                                                     -----------

  HOUSEHOLD PRODUCTS -- 1.21%
     John H Harland Co.                                  6,900           202,515
     Toro Co.                                            5,400           378,378
                                                                     -----------
                                                                         580,893
                                                                     -----------

  INSURANCE -- 6.91%
     Arch Capital Group Ltd.*                            2,400            95,712
     The Commerce Group, Inc.                            7,600           375,212
     Delphi Financial Group                              3,750           166,875
     Infinity Property & Casualty Corp.                 10,500           346,500
     IPC Holdings Ltd.                                   9,800           361,914
     LandAmerica Financial Group, Inc.                   8,400           327,012
     The PMI Group, Inc.                                 9,000           391,680
     Radian Group, Inc.                                  3,300           158,070
     RenaissanceRe Holdings Ltd.                         4,200           226,590
     UICI*                                              19,500           464,295
     Zenith National Insurance Corp.                     8,600           417,960
                                                                     -----------
                                                                       3,331,820
                                                                     -----------

  INTERNET SOFTWARE & SERVICES -- 1.33%
     Earthlink, Inc.*                                   22,600           233,910
     United Online, Inc.*                               10,900           191,949
     Valueclick, Inc.*                                  17,900           214,442
                                                                     -----------
                                                                         640,301
                                                                     -----------

     The accompanying notes are an integral part of the financial statements

-------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------
JUNE 30, 2004
QUAKER SMALL-CAP VALUE FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

  IRON & STEEL PRODUCTION -- 2.12%
     Carpenter Technology                                6,600       $   224,730
     Reliance Steel & Aluminum Co.                      10,000           403,200
     Steel Dynamics, Inc.*                              13,800           395,094
                                                                     -----------
                                                                       1,023,024
                                                                     -----------

  LODGING -- 0.40%
     Ameristar Casinos, Inc.                             5,700           191,406
                                                                     -----------

  MACHINERY - DIVERSIFIED -- 0.90%
     Briggs & Stratton Corp.                             3,400           300,390
     NACCO Industries, Inc.                              1,400           133,000
                                                                     -----------
                                                                         433,390
                                                                     -----------

  METAL FABRICATE & HARDWARE -- 0.75%
     Commercial Metals Co.                              11,200           363,440
                                                                     -----------

  MINING -- 0.53%
     Southern Peru Copper Corp.                          6,200           256,246

  MISCELLANEOUS MANUFACTURING -- 1.33%
     Acuity Brands, Inc.                                 6,700           180,900
     Brink's Co.                                        13,400           458,950
                                                                     -----------
                                                                         639,850
                                                                     -----------

  OFFICE & BUSINESS EQUIPMENT -- 1.09%
     HNI Corp.                                           5,500           232,815
     Imagistics International, Inc.*                     8,300           293,820
                                                                     -----------
                                                                         526,635
                                                                     -----------

  OIL & GAS -- 3.94%
     Energen Corp.                                       7,400           355,126
     Oceaneering International, Inc.*                    3,700           126,725
     PetroKazakhstan, Inc.                               6,400           174,208
     Sunoco, Inc.                                        5,100           324,462
     Tesoro Petroleum Corp.*                            17,700           488,520
     Veritas DGC, Inc.*                                 18,600           430,590
                                                                     -----------
                                                                       1,899,631
                                                                     -----------

  PHARMACEUTICALS -- 1.13%
     Eon Labs, Inc.*                                     6,800           278,324
     King Pharmaceuticals, Inc.*                         6,500            74,425
     QLT, Inc.*                                          9,500           190,190
                                                                     -----------
                                                                         542,939
                                                                     -----------

  REAL ESTATE -- 0.65%
     LNR Property Corp.                                  5,800           314,650
                                                                     -----------

  RETAIL -- 7.10%
     Aeropostale, Inc.*                                 13,100           352,521
     BJ's Wholesale Club, Inc.*                          6,700           167,500
     CEC Entertainment, Inc.*                            9,450           278,869
     Charlotte Russe Holding, Inc.*                      9,800           209,524
     CKE Restaurants, Inc.*                             26,000           346,580
     Claire's Stores, Inc.                               8,000           173,600
     Copart, Inc.*                                      13,200           352,440
     Dillard's, Inc.                                    14,400           321,120
     Men's Wearhouse, Inc.*                              7,000           184,730
     Movie Gallery, Inc.                                10,100           197,455
     Ryan's Restaurant Group, Inc.*                     12,400           195,920
     Stage Stores, Inc.*                                 9,100           342,706
     Zale Corp.*                                        11,000           299,860
                                                                     -----------
                                                                       3,422,825
                                                                     -----------

  SAVINGS & LOANS -- 3.63%
     Astoria Financial Corp.                             9,500           347,510
     Flagstar Bancorp, Inc.                             12,400           246,512
     Independence Community Bank Corp.                   8,500           309,400
     PFF Bancorp, Inc.                                   8,000           297,920
     TierOne Corp.                                      14,500           311,895
     Webster Financial Corp.                             5,000           235,100
                                                                     -----------
                                                                       1,748,337
                                                                     -----------

  SEMICONDUCTORS -- 1.91%
     Cypress Semiconductor Corp.*                       15,600           221,364
     ESS Technology*                                     6,400            68,544
     Fairchild Semiconductor
        International, Inc.*                            10,500           171,885
     Kulicke & Soffa Industries, Inc.*                  23,500           257,560
     Semtech Corp.*                                      8,500           200,090
                                                                     -----------
                                                                         919,443
                                                                     -----------

  TELECOMMUNICATIONS -- 5.26%
     Alamosa Holdings, Inc.*                            24,500           180,075
     Anixter International, Inc.                         5,800           197,374
     Aspect Communications Corp.*                       13,700           194,540
     Black Box Corp.                                     6,200           293,012
     C-COR.net Corp.*                                    5,900            60,711
     CommScope, Inc.*                                   11,400           244,530
     NII Holdings, Inc.*                                 6,700           225,723
     Plantronics, Inc.*                                 10,000           421,000
     Polycom, Inc.*                                     15,800           354,078
     Scientific-Atlanta, Inc.                           10,500           362,250
                                                                     -----------
                                                                       2,533,293
                                                                     -----------

     The accompanying notes are an integral part of the financial statements

                                     -------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004
                                                     QUAKER SMALL-CAP VALUE FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

  TRANSPORTATION -- 3.37%
     General Maritime Corp.*                            14,900       $   408,856
     J.B. Hunt Transport
        Services, Inc.                                   7,000           270,060
     OMI Corp.                                          16,700           198,730
     Overseas Shipholding Group                          6,100           269,193
     Ryder System, Inc.                                  4,600           184,322
     Teekay Shipping Corp.                               7,800           291,564
                                                                     -----------
                                                                       1,622,725
                                                                     -----------

  UTILITIES -- 2.18%
     Avista Corp.                                        6,000           110,520
     Northeast Utilities                                 9,000           175,230
     SCANA Corp.                                         8,200           298,234
     Texas Genco Holdings, Inc.                          6,000           270,540
     UniSource Energy Corp.                              7,900           196,315
                                                                     -----------
                                                                       1,050,839
                                                                     -----------

     TOTAL COMMON STOCK
        (COST $38,988,672)                                            47,444,363
                                                                     -----------

SHORT-TERM INVESTMENTS -- 0.97%
     Evergreen Money Market Institutional
        Treasury Money Market Fund
        Institutional Service Shares                   469,945           469,945
                                                                     -----------

     TOTAL SHORT-TERM INVESTMENTS
        (COST $469,945)                                                  469,945
                                                                     -----------

TOTAL VALUE OF INVESTMENTS
  (COST $39,458,617) (99.41%)                                         47,914,308

OTHER ASSETS LESS LIABILITIES, NET (0.59%)                               283,861
                                                                     -----------
     NET ASSETS (100.00%)                                            $48,198,169
                                                                     ===========

* Non-income producing investment

     The accompanying notes are an integral part of the financial statements

-------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------
JUNE 30, 2004
GEEWAX TERKER CORE VALUE FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 94.81%

  AGRICULTURAL PRODUCTS --2.33%
     R.J. Reynolds Tobacco Holdings, Inc.                  500       $    33,795
                                                                     -----------

  BANKS -- 2.33%
     Bank of America Corp.                                 400            33,848
                                                                     -----------

  CHEMICALS -- 2.97%
     Airgas, Inc.                                        1,800            43,038
                                                                     -----------

  COMMERCIAL SERVICES -- 2.88%
     Aramark Corp., Cl. B                                  600            17,256
     Cendant Corp.                                       1,000            24,480
                                                                     -----------
                                                                          41,736
                                                                     -----------

  COMPUTERS -- 3.18%
     Dell, Inc.*                                         1,000            35,820
     Silicon Storage Technology, Inc.*                   1,000            10,300
                                                                     -----------
                                                                          46,120
                                                                     -----------

  ELECTRONICS & ELECTRICAL COMPONENTS -- 2.87%
     Hubbell, Inc., Cl. B                                  610            28,493
     TTM Technologies, Inc.*                             1,100            13,035
                                                                     -----------
                                                                          41,528
                                                                     -----------

  FINANCIAL SERVICES -- 10.75%
     Asta Funding, Inc.                                    600            10,440
     Citigroup, Inc.                                     1,500            69,750
     Doral Financial Corp.                               1,125            38,813
     Encore Capital Group, Inc.*                         1,200            15,852
     MBNA Corp.                                            810            20,890
                                                                     -----------
                                                                         155,745
                                                                     -----------

  FOOD & BEVERAGES -- 2.92%
     Del Monte Foods Co.*                                2,700            27,432
     Volume Services America
        Holdings, Inc.                                   1,100            14,883
                                                                     -----------
                                                                          42,315
                                                                     -----------

  HEALTHCARE - PRODUCTS -- 2.62%
     Microtek Medical Holdings, Inc.*                    2,100            10,752
     Avery Dennison Corp.                                  200            12,802
     Jarden Corp.*                                         400            14,396
                                                                     -----------
                                                                          37,950
                                                                     -----------

  INSURANCE -- 4.43%
     American International Group, Inc.                    900            64,152
                                                                     -----------

  MACHINERY - DIVERSIFIED -- 3.30%
     Graco, Inc.                                           710            22,046
     IDEX Corp.                                            750            25,762
                                                                     -----------
                                                                          47,808
                                                                     -----------

  MINING -- 1.66%
     Phelps Dodge Corp.                                    310            24,028
                                                                     -----------

  MISCELLANEOUS MANUFACTURING -- 11.99%
     3M Co.                                                200            18,002
     General Electric Co.                                3,100           100,440
     Harsco Corp.                                          500            23,500
     Trinity Industries, Inc.                            1,000            31,790
                                                                     -----------
                                                                         173,732
                                                                     -----------

  OIL & GAS -- 12.76%
     Burlington Resources, Inc.                          1,000            36,180
     Denbury Resources, Inc.*                            2,800            58,660
     Devon Energy Corp.                                    700            46,200
     Enbridge Energy Co., Inc.                               1                31
     Encore Acquisition Co.*                               500            13,950
     Valero Energy Corp.                                   200            14,752
     Whiting Petroleum Corp.*                              600            15,090
                                                                     -----------
                                                                         184,863
                                                                     -----------

  PACKAGING & CONTAINERS -- 3.96%
     Ball Corp.                                            600            43,230
     Pactiv Corp.*                                         570            14,216
                                                                     -----------
                                                                          57,446
                                                                     -----------

  PHARMACEUTICALS -- 4.47%
     MGI Pharma, Inc.*                                   1,000            27,010
     Pfizer, Inc.                                        1,100            37,708
                                                                     -----------
                                                                          64,718
                                                                     -----------

  REAL ESTATE -- 2.22%
     Ashford Hospitality Trust, Inc.                     1,300            10,855
     Capital Trust, Inc.                                   800            21,376
                                                                     -----------
                                                                          32,231
                                                                     -----------

  RETAIL -- 4.70%
     Regis Corp.                                           700            31,213
     Wal-Mart Stores, Inc.                                 700            36,932
                                                                     -----------
                                                                          68,145
                                                                     -----------

  SEMICONDUCTORS -- 1.98%
     Cypress Semiconductor Corp.*                          800            11,352
     Mykrolis Corp.*                                     1,000            17,420
                                                                     -----------
                                                                          28,772
                                                                     -----------

     The accompanying notes are an integral part of the financial statements

                                     -------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004
                                                   GEEWAX TERKER CORE VALUE FUND


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

  TRANSPORTATION -- 4.65%
     Genesee & Wyoming, Inc.*                            2,100       $    49,770
     Overnite Corp.                                        600            17,640
                                                                     -----------
                                                                          67,410
                                                                     -----------

  UTILITIES -- 5.84%
     SCANA Corp.                                         1,100            40,007
     TXU Corp.                                           1,100            44,561
                                                                     -----------
                                                                          84,568
                                                                     -----------
     TOTAL COMMON STOCK
        (COST $1,227,302)                                              1,373,948
                                                                     -----------

SHORT-TERM INVESTMENTS -- 5.03%
     Merrill Lynch Master EBP Repo
        Money Market Fund                               72,888            72,888
                                                                     -----------

     TOTAL SHORT-TERM INVESTMENTS
        (COST $72,888)                                                    72,888
                                                                     -----------

TOTAL VALUE OF INVESTMENTS
  (COST $1,300,190) (99.84%)                                           1,446,836

OTHER ASSETS LESS
  LIABILITIES, NET (0.16%)                                                 2,296
                                                                     -----------
     NET ASSETS (100.00%)                                            $ 1,449,132
                                                                     ===========

* Non-income producing investment

     The accompanying notes are an integral part of the financial statements

-------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------
JUNE 30, 2004
QUAKER FIXED INCOME FUND


                                                                        MARKET
                                                      PRINCIPAL         VALUE
--------------------------------------------------------------------------------

AGENCY OBLIGATIONS -- 51.27%

 FEDERAL HOME LOAN MORTGAGE CORP. -- 7.42%
   Freddie Mac 22 C,
      9.50%, 04/15/2020                                 57,443       $    57,499
   Freddie Mac Gold Pool #E50726,
      8.50%, 07/01/2007                                112,868           119,378
   Freddie Mac Gold Pool #E51028,
      8.50%, 07/01/2007                                 21,327            22,558
   Freddie Mac Gold Pool #E51721,
      8.50%, 01/01/2008                                 84,234            89,092
   Freddie Mac Gold Pool #E51878,
      8.50%, 09/01/2007                                 92,531            97,868
                                                                     -----------
                                                                         386,395
                                                                     -----------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 38.63%
   Fannie Mae 1993-152 K, P.O., 0.00%,
      08/25/2023                                        49,721            40,930
   Fannie Mae 2002-93 CB, 5.25%,
      10/25/2030                                       415,501           421,705
   Fannie Mae 2003-33 LD, 4.25%,
      09/25/2022                                       710,480           692,543
   Fannie Mae 2003-38 TC, 5.00%,
      03/25/2023                                       369,448           365,668
   Fannie Mae Pool #750032, 5.50%,
      11/01/2018                                       478,775           490,876
                                                                     -----------
                                                                       2,011,722
                                                                     -----------

 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.22%
   Ginnie Mae II Pool # 8165, 3.375%,
      03/20/2023                                        44,514            44,272
   Ginnie Mae II Pool # 8249, 4.75%,
      08/20/2017                                        38,537            39,466
   Ginnie Mae II Pool # 8314, 4.625%,
      11/20/2023                                        21,164            21,675
   Ginnie Mae II Pool # 8413, 4.625%,
      10/20/2018                                        31,279            31,994
   Ginnie Mae II Pool # 8597, 3.375%,
      02/20/2025                                        16,421            16,328
   Ginnie Mae II Pool # 8690, 4.75%,
      09/20/2020                                        19,104            19,584
   Ginnie Mae II Pool # 8701, 4.625%,
      10/20/2020                                        55,589            56,894
   Ginnie Mae II Pool # 8876, 4.375%,
      05/20/2026                                        40,889            41,701
                                                                     -----------
                                                                         271,914
                                                                     -----------
   TOTAL AGENCY OBLIGATIONS
      (COST $2,715,218)                                                2,670,031
                                                                     -----------

ASSET BACKED SECURITIES -- 25.99%

 FINANCIAL SERVICES -- 25.99%
   Asset Securitization Corp.
     1997-MD7 A1A, 7.32%, 01/13/2030                    22,812            23,283
   Chase Commercial Mortgage
     Securities Corp. 1996-2 A2,
     6.90%, 11/19/2028                                  65,275            68,838
   Chase Commercial Mortgage
     Securities Corp. 1999-2 A1,
     7.032%, 01/15/2032                                 53,810            57,538
   Commercial Mortgage Acceptance
     Corp. 1996-2 A2, 7.03%, 06/15/2031                 20,000            22,150
   Conseco Finance Securitizations
     Corp. 2001-1, 9.08%, 05/01/2031*+                  19,209             1,729
   CS First Boston Mortgage
     Securities Corp. 1998-C1 A1A,
     6.26%, 05/17/2040                                  17,177            17,635
   CS First Boston Mortgage
     Securities Corp., 7.50%, 05/25/2032               481,544           489,298
   Deutsche Mortgage and
     Asset Receiving Corp. 1998-C1
     A2, 6.538%, 06/15/2031                             65,000            69,602
   DLJ Commercial Mortgage Corp.
     1998-CF1 A1B, 6.41%, 02/18/2031                    25,000            26,767
   DLJ Commercial Mortgage Corp.
     1998-CG1 A1B 6.41%, 06/10/2031                    105,000           112,950
   First Union Commercial Mortgage
     Securities, Inc. 1997
     7.38%, 04/18/2029                                 104,665           112,240
   GMAC Commercial Mortgage
     Securities, Inc. 1997-C2 A3,
     6.566%, 04/15/2029                                 45,000            48,151
   JP Morgan Commercial Mortgage
     Finance Corp. 1999-C7 A1,
     6.18%, 10/15/2035                                  24,802            26,048
   Merrill Lynch Mortgage Investors,
     Inc. 1995-C2 A1, 6.9258%, 06/15/2021               17,224            18,102
   Merrill Lynch Mortgage Investors,
     Inc. 1997-C1 A3, 7.12%,
     06/18/2029                                         14,851            15,880
   Merrill Lynch Mortgage Investors,
     Inc. 1998-C1 A1, 6.31%,
     11/15/2026                                         11,123            11,454

     The accompanying notes are an integral part of the financial statements

                                     -------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004
                                                        QUAKER FIXED INCOME FUND


                                                                        MARKET
                                                      PRINCIPAL         VALUE
--------------------------------------------------------------------------------

  Mortgage Capital Funding, Inc.
     1998-MC3 A1, 6.001%,
     11/18/2031                                          7,721       $     8,036
  Mortgage Capital Funding, Inc.,
     6.417%, 03/18/2030                                 25,407            26,018
  Mortgage Capital Funding, Inc.,
     7.117%, 11/20/2027                                 85,000            91,713
  Nomura Asset Securities Corp.,
     7.0345%, 03/15/2030                                50,000            56,342
  Salomon Brothers Mortgage
     Securities VI 1986-1 A,
     6.00%, 12/25/2011                                  49,644            49,582
                                                                     -----------

  TOTAL ASSET BACKED SECURITIES
     (COST $1,292,513)                                                 1,353,356
                                                                     -----------

CORPORATE BONDS -- 12.43%

  FINANCIAL SERVICES -- 4.25%
     Salomon Smith Barney Holdings,
        Inc., 7.375%, 05/15/2007                       200,000           221,269

  HEALTHCARE - PRODUCTS -- 5.16%
     Bard (C.R.) Inc., 6.70%, 12/01/2026               250,000           268,805

  TEXTILES -- 3.02%
     CNA Holdings, Inc., 7.125%,
        03/15/2009                                     150,000           157,127
                                                                     -----------
     TOTAL CORPORATE BONDS
        (COST $640,518)                                                  647,201
                                                                     -----------


                                                        NUMBER          MARKET
                                                       OF SHARES        VALUE
--------------------------------------------------------------------------------

UNITED STATES TREASURY OBLIGATIONS -- 7.76%
     United States Treasury Note/Bond,
        4.75%, 05/15/2014                              400,000       $   404,172
                                                                     -----------
     TOTAL UNITED STATES TREASURY
        OBLIGATIONS (COST $402,335)                                      404,172
                                                                     -----------
SHORT-TERM INVESTMENTS -- 0.65%
     Merrill Lynch Master EBP Repo
        Money Market Fund                               33,996            33,996
                                                                     -----------
     TOTAL SHORT-TERM INVESTMENTS
        (COST $33,996)                                                    33,996
                                                                     -----------
TOTAL VALUE OF INVESTMENTS
  (COST $5,084,580) (98.10%)                                           5,108,756

OTHER ASSETS LESS LIABILITIES, NET (1.90%)                                98,996
                                                                     -----------
     NET ASSETS (100.00%)                                            $ 5,207,752
                                                                     ===========

* Non-income producing investment

+ Securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor using procedures approved by the Board of Trustees. The total fair value of such securities at June 30, 2004 is $1,729, which represents 0.03% of total net assets.

     The accompanying notes are an integral part of the financial statements

-------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------
JUNE 30, 2004
QUAKER INTERMEDIATE MUNICIPAL BOND FUND


                                                                        MARKET
                                                      PRINCIPAL         VALUE
--------------------------------------------------------------------------------

MUNICIPAL BONDS-- 99.11%

  ALABAMA -- 4.90%
     Walker County Public Building
        Authority, 4.90%, 12/01/2011                    25,000       $    25,972
                                                                     -----------

  COLORADO -- 5.17%
     Adams County School District
        No. 12, 5.40%, 12/15/2013                       25,000            27,415
                                                                     -----------

  ILLINOIS -- 4.72%
     City of Chicago, 4.75%,
        03/01/2030                                      25,000            25,026
                                                                     -----------

  INDIANA -- 4.62%
     Indianapolis Local Public
        Improvement Bond Bank,
        5.00%, 04/01/2034                               25,000            24,474
                                                                     -----------

  MICHIGAN -- 10.12%
     Wyoming Public Schools, 5.25%,
        05/01/2009                                      50,000            53,693
                                                                     -----------

  MISSOURI -- 4.91%
     Greene County Reorganized
        School District No. R-3,
        4.15%, 03/01/2007                               25,000            26,044
                                                                     -----------

  NEW JERSEY -- 5.04%
     State of New Jersey, 5.00%,
        07/15/2007                                      25,000            26,704
                                                                     -----------

  OKLAHOMA -- 3.98%
     Central Oklahoma Transportation
        & Parking Authority, 5.30%,
        07/01/2012                                      20,000            21,086
                                                                     -----------

  PENNSYLVANIA -- 37.26%
     City of Philadelphia, 5.00%, 02/15/2009            25,000            26,859
     Commonwealth of Pennsylvania,
        5.00%, 06/01/2008                               50,000            53,866
     Ephrata Area School District,
        4.30%, 04/15/2005                               25,000            25,537
     Pennsylvania Turnpike Commission,
        5.25%, 12/01/2016                               85,000            91,353
                                                                     -----------
                                                                         197,615
                                                                     -----------

  UTAH -- 4.87%
     Cache County School District,
        4.70%, 06/15/2013                               25,000            25,825
                                                                     -----------

  VIRGINIA -- 4.75%
     Virginia Resources Authority,
        4.50%, 10/01/2004                               25,000            25,196
                                                                     -----------

  WASHINGTON -- 3.97%
     Spokane, 5.60%, 08/01/2019                         20,000            21,066
                                                                     -----------

  WISCONSIN -- 4.80%
     Green Bay, 3.375%, 04/01/2007                      25,000            25,468
                                                                     -----------

     TOTAL MUNICIPAL BONDS
        (COST $535,087)                                                  525,584
                                                                     -----------

TOTAL VALUE OF INVESTMENTS
  (COST $535,087) (99.11%)                                               525,584

OTHER ASSETS LESS LIABILITIES, NET (0.89%)                                 4,728
                                                                     -----------

     NET ASSETS (100.00%)                                            $   530,312
                                                                     ===========

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

-------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------
JUNE 30, 2004

                                                                                          GROWTH FUNDS
                                                               ---------------------------------------------------------------
                                                                 AGGRESSIVE    CORE EQUITY      SMALL-CAP       CAPITAL
                                                                GROWTH FUND      FUND          GROWTH FUND  OPPORTUNITIES FUND
                                                               ------------   ------------    ------------  ------------------
ASSETS:
  Investments, at value                                        $366,831,646   $ 12,605,865    $  2,853,331    $ 19,560,797
  Cash                                                                   --             --              --              --
  Deposits with brokers for securities sold short                14,607,576             --              --              --
  Receivables:
     Dividends and interest                                         225,235         10,763           1,284           6,447
     Fund shares sold                                             1,734,805         10,000              --         406,772
     Investment securities sold                                   4,970,501        151,505              --         646,048
     Due from Advisor                                                    --             --              --              --
  Prepaid expenses and other assets                                  77,379          7,841           1,190           5,198
                                                               ------------   ------------    ------------    ------------
     TOTAL ASSETS                                               388,447,142     12,785,974       2,855,805      20,625,262
                                                               ------------   ------------    ------------    ------------

LIABILITIES:
  Payables:
     Securities sold short, at value                              7,646,671             --              --              --
     Call options written, at value                               1,404,000             --              --              --
     Fund shares redeemed                                           278,939        684,175              --           1,019
     Investment securities purchased                              2,288,193        218,617              --       1,485,592
     Distributions                                                       --             --              --              --
  Accrued expenses                                                  183,353          7,612           2,692          10,877
  Trustee expenses                                                    3,470            195              --             181
  Due to Advisor (note 3)                                           386,332         10,725           2,393          22,395
                                                               ------------   ------------    ------------    ------------
     TOTAL LIABILITIES                                           12,190,958        921,324           5,085       1,520,064
                                                               ------------   ------------    ------------    ------------

NET ASSETS                                                     $376,256,184   $ 11,864,650    $  2,850,720    $ 19,105,198
                                                               ============   ============    ============    ============

NET ASSETS CONSIST OF:
  Paid-in capital                                              $331,264,994   $ 17,318,586    $  3,301,274    $ 15,379,394
  Accumulated net realized gain (loss) on investments            16,327,238     (5,824,157)       (777,190)      1,960,967
  Net unrealized appreciation (depreciation)
     on investments                                              28,663,952        370,221         326,636       1,764,837
                                                               ------------   ------------    ------------    ------------
     TOTAL NET ASSETS                                          $376,256,184   $ 11,864,650    $  2,850,720    $ 19,105,198
                                                               ============   ============    ============    ============

INVESTMENTS, AT COST                                           $338,847,130   $ 12,235,644    $  2,526,695    $ 17,795,960
PROCEEDS FROM SECURITIES SOLD SHORT                               8,174,007             --              --              --
PREMIUMS RECEIVED FROM CALL OPTIONS WRITTEN                       1,556,100             --              --              --

CLASS A SHARES:
  Net Assets                                                   $307,743,883   $  8,603,712    $    290,670    $  7,249,840
                                                               ------------   ------------    ------------    ------------
  Shares of Beneficial interest outstanding                      14,862,013        758,363          33,914         633,241
                                                               ------------   ------------    ------------    ------------
  Net Asset Value per share                                    $      20.71   $      11.35    $       8.57    $      11.45
                                                               ============   ============    ============    ============
  Offering price per share                                     $      21.92   $      12.01    $       9.07    $      12.12
                                                               ============   ============    ============    ============

CLASS B SHARES:
  Net Assets                                                   $ 16,186,469   $    198,957    $    125,688    $  1,097,929
                                                               ------------   ------------    ------------    ------------
  Shares of Beneficial interest outstanding                         799,382         18,024          15,047          96,521
                                                               ------------   ------------    ------------    ------------
  Net Asset Value, offering and redemption (1)
     price per share                                           $      20.25   $      11.04    $       8.35    $      11.38
                                                               ============   ============    ============    ============

CLASS C SHARES:
  Net Assets                                                   $ 37,558,673   $    168,408    $    272,134    $ 10,757,429
                                                               ------------   ------------    ------------    ------------
  Shares of Beneficial interest outstanding                       1,861,562         15,347          32,386         945,674
                                                               ------------   ------------    ------------    ------------
  Net Asset Value, offering and redemption (1)
     price per share                                           $      20.18   $      10.97    $       8.40    $      11.38
                                                               ============   ============    ============    ============

CLASS I SHARES:
  Net Assets                                                   $ 14,767,159   $  2,893,573    $  2,162,228
                                                               ------------   ------------    ------------

  Shares of Beneficial interest outstanding                         707,250        266,938         246,352
                                                               ------------   ------------    ------------

  Net Asset Value, offering and redemption
     price per share                                           $      20.88   $      10.84    $       8.78
                                                               ============   ============    ============

                                                         GROWTH FUNDS     BLENDED FUND             VALUE FUNDS
                                                        ---------------   ------------    -----------------------------
                                                        BIOTECH PHARMA-    SMALL-CAP        MID-CAP        SMALL-CAP
                                                        HEALTHCARE FUND    TREND FUND     VALUE FUND       VALUE FUND
                                                          -----------     -----------     -----------     -----------
ASSETS:
  Investments, at value                                   $14,419,378     $ 3,544,443     $44,710,705     $47,914,308
  Cash                                                             --              --              --           1,280
  Deposits with brokers for securities sold short           3,343,756              --              --              --
  Receivables:
     Dividends and interest                                     3,617             434          14,767          18,523
     Fund shares sold                                         198,909          71,831         241,776         138,645
     Investment securities sold                               522,178              --         310,973       1,179,083
     Due from Advisor                                              --             767              --              --
  Prepaid expenses and other assets                            12,404           9,632          19,180          17,289
                                                          -----------     -----------     -----------     -----------
     TOTAL ASSETS                                          18,500,242       3,627,107      45,297,401      49,269,128
                                                          -----------     -----------     -----------     -----------

LIABILITIES:
  Payables:
     Securities sold short, at value                        2,565,218              --              --              --
     Call options written, at value                                --              --              --              --
     Fund shares redeemed                                          --              --          14,522           2,365
     Investment securities purchased                          156,540         124,928         967,025         997,919
     Distributions                                                 --              --              --              --
  Accrued expenses                                              7,669           1,377          21,464          24,508
  Trustee expenses                                                 22             952             197             585
  Due to Advisor (note 3)                                      17,516           1,784          35,965          45,582
                                                          -----------     -----------     -----------     -----------
     TOTAL LIABILITIES                                      2,746,965         129,041       1,039,173       1,070,959
                                                          -----------     -----------     -----------     -----------

NET ASSETS                                                $15,753,277     $ 3,498,066     $44,258,228     $48,198,169
                                                          ===========     ===========     ===========     ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                         $14,049,965     $ 3,468,476     $35,992,348     $35,279,447
  Accumulated net realized gain (loss) on investments       1,374,498          14,692       2,781,915       4,463,031
  Net unrealized appreciation (depreciation)
     on investments                                           328,814          14,898       5,483,965       8,455,691
                                                          -----------     -----------     -----------     -----------
     TOTAL NET ASSETS                                     $15,753,277     $ 3,498,066     $44,258,228     $48,198,169
                                                          ===========     ===========     ===========     ===========

INVESTMENTS, AT COST                                      $14,128,559     $ 3,529,545     $39,226,740     $39,458,617
PROCEEDS FROM SECURITIES SOLD SHORT                         2,603,213              --              --              --
PREMIUMS RECEIVED FROM CALL OPTIONS WRITTEN                        --              --              --              --

CLASS A SHARES:
  Net Assets                                              $ 9,908,182     $ 2,116,150     $30,393,165     $17,515,441
                                                          -----------     -----------     -----------     -----------
  Shares of Beneficial interest outstanding                   726,517         212,912       1,895,851         924,493
                                                          -----------     -----------     -----------     -----------
  Net Asset Value per share                               $     13.64     $      9.94     $     16.03     $     18.95
                                                          ===========     ===========     ===========     ===========
  Offering price per share                                $     14.43     $     10.52     $     16.96     $     20.05
                                                          ===========     ===========     ===========     ===========

CLASS B SHARES:
  Net Assets                                              $ 1,760,805                     $ 3,054,622     $   985,322
                                                          -----------                     -----------     -----------
  Shares of Beneficial interest outstanding                   130,726                         194,680          53,450
                                                          -----------                     -----------     -----------
  Net Asset Value, offering and redemption (1)
     price per share                                      $     13.47                     $     15.69     $     18.43
                                                          ===========                     ===========     ===========

CLASS C SHARES:
  Net Assets                                              $ 4,084,290     $ 1,055,977     $ 9,138,523     $ 3,914,114
                                                          -----------     -----------     -----------     -----------

  Shares of Beneficial interest outstanding                   303,026         106,822         589,840         217,187
                                                          -----------     -----------     -----------     -----------

  Net Asset Value, offering and redemption (1)
     price per share                                      $     13.48            9.89     $     15.49     $     18.02
                                                          ===========     ===========     ===========     ===========

CLASS I SHARES:
  Net Assets                                                              $   325,939     $ 1,671,918     $25,783,292
                                                                          -----------     -----------     -----------
  Shares of Beneficial interest outstanding                                    32,867         102,786       1,347,119
                                                                          -----------     -----------     -----------
  Net Asset Value, offering and redemption
     price per share                                                      $      9.92     $     16.27     $     19.14
                                                                          ===========     ===========     ===========

                                                          VALUE FUNDS          FIXED INCOME FUNDS
                                                          -----------     ----------------------------
                                                         GEEWAX TERKER    FIXED INCOME      MUNICIPAL
                                                        CORE VALUE FUND      FUND           BOND FUND
                                                        ---------------   -----------      -----------
ASSETS:
  Investments, at value                                   $ 1,446,836     $ 5,108,756      $   525,584
  Cash                                                             --              --           49,605
  Deposits with brokers for securities sold short                  --              --               --
  Receivables:
     Dividends and interest                                     2,542          27,864            4,630
     Fund shares sold                                              --             326               --
     Investment securities sold                                    --         223,934               --
     Due from Advisor                                              --              --               --
  Prepaid expenses and other assets                               870           6,393            1,099
                                                          -----------     -----------      -----------
     TOTAL ASSETS                                           1,450,248       5,367,273          580,918
                                                          -----------     -----------      -----------

LIABILITIES:

  Payables:
     Securities sold short, at value                               --              --               --
     Call options written, at value                                --              --               --
     Fund shares redeemed                                          --              --               --
     Investment securities purchased                               --         152,601           49,553
     Distributions                                                 --           2,625               --
  Accrued expenses                                              1,116           2,770            1,053
  Trustee expenses                                                 --              15               --
  Due to Advisor (note 3)                                          --           1,510               --
                                                          -----------     -----------      -----------
     TOTAL LIABILITIES                                          1,116         159,521           50,606
                                                          -----------     -----------      -----------
NET ASSETS                                                $ 1,449,132     $ 5,207,752      $   530,312
                                                          ===========     ===========      ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                         $ 1,234,824     $ 6,225,403      $ 4,045,536
  Accumulated net realized gain (loss) on investments          67,662      (1,041,827)      (3,505,721)
  Net unrealized appreciation (depreciation)
     on investments                                           146,646          24,176           (9,503)
                                                          -----------     -----------      -----------
     TOTAL NET ASSETS                                     $ 1,449,132     $ 5,207,752      $   530,312
                                                          ===========     ===========      ===========

INVESTMENTS, AT COST                                      $ 1,300,190     $ 5,084,580      $   535,087
PROCEEDS FROM SECURITIES SOLD SHORT                                --              --               --
PREMIUMS RECEIVED FROM CALL OPTIONS WRITTEN                        --              --               --
CLASS A SHARES:
  Net Assets                                              $ 1,449,132     $ 1,226,659      $    98,380
                                                          -----------     -----------      -----------
  Shares of Beneficial interest outstanding                   125,521         130,524           19,106
                                                          -----------     -----------      -----------
  Net Asset Value per share                               $     11.54     $      9.40      $      5.15
                                                          ===========     ===========      ===========

  Offering price per share                                $     12.22     $      9.82      $      5.38
                                                          ===========     ===========      ===========

CLASS B SHARES:
  Net Assets                                                              $   979,593      $    63,005
                                                                          -----------      -----------
  Shares of Beneficial interest outstanding                                   104,631           12,351
                                                                          -----------      -----------

  Net Asset Value, offering and redemption (1)
     price per share                                                      $      9.36      $      5.10
                                                                          ===========      ===========

CLASS C SHARES:
  Net Assets                                                              $ 2,695,192      $   107,381
                                                                          -----------      -----------
  Shares of Beneficial interest outstanding                                   287,935           21,068
                                                                          -----------      -----------

  Net Asset Value, offering and redemption (1)
     price per share                                                      $      9.36      $      5.10
                                                                          ===========      ===========

CLASS I SHARES:
  Net Assets                                                              $   306,308      $   261,546
                                                                          -----------      -----------
  Shares of Beneficial interest outstanding                                    32,610           50,369
                                                                          -----------      -----------
  Net Asset Value, offering and redemption
     price per share                                                      $      9.39      $      5.19
                                                                          ===========      ===========

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements


                                       46 & 47

-------------------------------------------
STATEMENTS OF OPERATIONS
-------------------------------------------
FOR THE FISCAL YEAR ENDED JUNE 30, 2004

                                                                                      GROWTH FUNDS
                                                          ---------------------------------------------------------------------
                                                            AGGRESSIVE       CORE EQUITY        SMALL-CAP         CAPITAL
                                                           GROWTH FUND          FUND           GROWTH FUND   OPPORTUNITIES FUND
                                                          ------------      ------------      ------------   ------------------
INVESTMENT INCOME

INCOME:
  Dividends                                               $  2,026,507      $    125,252      $     11,906      $    132,808
  Interest                                                     133,796               732               256               838
                                                          ------------      ------------      ------------      ------------
     TOTAL INCOME                                            2,160,303           125,984            12,162           133,646
                                                          ------------      ------------      ------------      ------------

EXPENSES:
  Investment advisory fees (note 3)                          3,770,401           123,481            27,076           163,780
  Fund administration, accounting, and
     transfer agent fees (note 3)                              837,910            35,376             7,928            45,190
  Custody fees                                                  47,918             6,978               351            10,183
  Trustee fees and meeting expenses                            210,563             8,754             1,898            11,386
  Legal fees                                                   152,582             6,071             1,448             8,447
  Audit fees                                                    48,178             2,010               440             2,560
  Distribution fees -- Class A                                 603,642            21,620               547            10,931
  Distribution fees -- Class B                                 158,764             1,680             1,115            10,832
  Distribution fees -- Class C                                 260,242             1,966             2,401           101,509
  Officers' compensation fees                                   80,432             2,981               706             4,333
  Registration and filing expenses                              63,130            13,616             1,464             6,030
  Printing expenses                                            111,776             4,596             1,002             6,059
  Other operating expenses                                     216,077            13,782             5,134            12,036
                                                          ------------      ------------      ------------      ------------
     TOTAL EXPENSES                                          6,561,615           242,911            51,510           393,276

        Less:
        Investment advisory fees waived
           and reimbursed (note 3)                                  --                --                --                --
        Service provider fees waived                                --                --                --                --
                                                          ------------      ------------      ------------      ------------
     NET EXPENSES                                            6,561,615           242,911            51,510           393,276
                                                          ------------      ------------      ------------      ------------
        NET INVESTMENT INCOME (LOSS)                        (4,401,312)         (116,927)          (39,348)         (259,630)
                                                          ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS

  NET REALIZED GAIN (LOSS) FROM INVESTMENTS
     (EXCLUDING SHORT SECURITIES)                           56,992,750         1,911,084           351,062         2,973,280
  NET REALIZED GAIN (LOSS) FROM SHORT SECURITIES              (377,494)               --                --                --
  NET REALIZED GAIN (LOSS) FROM OPTIONS                     (1,253,575)               --                --                --
  NET REALIZED GAIN (LOSS) FROM CURRENCY TRANSACTIONS               --                --                --                --
  NET UNREALIZED APPRECIATION (DEPRECIATION)
     ON INVESTMENTS                                          8,116,091            26,176           275,455         1,055,422
                                                          ------------      ------------      ------------      ------------

     NET REALIZED AND UNREALIZED GAIN (LOSS)
        ON INVESTMENTS                                      63,477,772         1,937,260           626,517         4,028,702
                                                          ------------      ------------      ------------      ------------

        NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS                      $ 59,076,460      $  1,820,333      $    587,169      $  3,769,072
                                                          ============      ============      ============      ============

                                                             GROWTH FUNDS     BLENDED FUND               VALUE FUNDS
                                                           ---------------    ------------      -------------------------------
                                                           BIOTECH PHARMA-      SMALL-CAP          MID-CAP          SMALL-CAP
                                                           HEALTHCARE FUND     TREND FUND*       VALUE FUND        VALUE FUND
                                                            ------------      ------------      ------------      ------------
INVESTMENT INCOME

INCOME:
  Dividends                                                 $      1,289      $      6,287      $    322,612      $    445,057
  Interest                                                        22,600               206            20,534             5,157
                                                            ------------      ------------      ------------      ------------
     TOTAL INCOME                                                 23,889             6,493           343,146           450,214
                                                            ------------      ------------      ------------      ------------

EXPENSES:
  Investment advisory fees (note 3)                              134,383             8,321           308,995           299,930
  Fund administration, accounting, and
     transfer agent fees (note 3)                                 26,632             1,881            89,515           111,742
  Custody fees                                                     5,427             3,270            16,664            11,040
  Trustee fees and meeting expenses                                6,801               495            21,002            28,342
  Legal fees                                                       4,977               309            15,272            20,690
  Audit fees                                                       1,507               105             4,789             6,482
  Distribution fees -- Class A                                    12,655             1,333            45,607            30,063
  Distribution fees -- Class B                                    16,476                --            27,937             9,237
  Distribution fees -- Class C                                    26,377             1,327            69,881            26,340
  Officers' compensation fees                                      2,730               217             9,086            10,709
  Registration and filing expenses                                 8,188             1,221            20,617            19,272
  Printing expenses                                                3,614               257            11,144            15,084
  Other operating expenses                                         7,210             2,330            21,021            33,022
                                                            ------------      ------------      ------------      ------------
     TOTAL EXPENSES                                              256,977            21,066           661,530           621,953

        Less:
        Investment advisory fees waived
           and reimbursed (note 3)                                    --             4,233                --                --
        Service provider fees waived                                  --             1,881                --                --
                                                            ------------      ------------      ------------      ------------

     NET EXPENSES                                                256,977            14,952           661,530           621,953
                                                            ------------      ------------      ------------      ------------

        NET INVESTMENT INCOME (LOSS)                            (233,088)           (8,459)         (318,384)         (171,739)
                                                            ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS

  NET REALIZED GAIN (LOSS) FROM INVESTMENTS
     (EXCLUDING SHORT SECURITIES)                              1,663,477            23,151         5,902,286         6,121,066
  NET REALIZED GAIN (LOSS) FROM SHORT SECURITIES                  83,714                --                --                --
  NET REALIZED GAIN (LOSS) FROM OPTIONS                         (101,425)               --                --                --
  NET REALIZED GAIN (LOSS) FROM CURRENCY TRANSACTIONS              2,637                --                --                --
  NET UNREALIZED APPRECIATION (DEPRECIATION)
     ON INVESTMENTS                                              114,600            14,898         4,127,161         4,660,295
                                                            ------------      ------------      ------------      ------------

     NET REALIZED AND UNREALIZED GAIN (LOSS)
        ON INVESTMENTS                                         1,763,003            38,049        10,029,447        10,781,361
                                                            ------------      ------------      ------------      ------------

     NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                           $  1,529,915      $     29,590      $  9,711,063      $ 10,609,622
                                                            ============      ============      ============      ============

                                                                VALUE FUNDS      FIXED INCOME FUNDS
                                                              --------------  -------------------------
                                                               GEEWAX TERKER  FIXED INCOME   MUNICIPAL
                                                              CORE VALUE FUND    FUND        BOND FUND
                                                              --------------- ------------   ---------
INVESTMENT INCOME

INCOME:
  Dividends                                                     $  16,433     $      --      $      --
  Interest                                                             74       306,715         10,888
                                                                ---------     ---------      ---------
     TOTAL INCOME                                                  16,507       306,715         10,888
                                                                ---------     ---------      ---------

EXPENSES:
  Investment advisory fees (note 3)                                12,773        43,643          3,538
  Fund administration, accounting, and
     transfer agent fees (note 3)                                   3,491        19,142          1,573
  Custody fees                                                      1,980         5,801          1,545
  Trustee fees and meeting expenses                                   877         4,235            277
  Legal fees                                                          673         3,783            231
  Audit fees                                                          205         1,180            104
  Distribution fees -- Class A                                      3,041         4,626            253
  Distribution fees -- Class B                                         --        12,354            422
  Distribution fees -- Class C                                         --        32,107          1,336
  Officers' compensation fees                                         334         1,405             65
  Registration and filing expenses                                    225        13,242          2,595
  Printing expenses                                                   474         2,618            216
  Other operating expenses                                          1,915         9,821          2,139
                                                                ---------     ---------      ---------
     TOTAL EXPENSES                                                25,988       153,957         14,294

        Less:
        Investment advisory fees waived
           and reimbursed (note 3)                                  2,406         3,408            548
        Service provider fees waived                                   --         2,441            227
                                                                ---------     ---------      ---------

     NET EXPENSES                                                  23,582       148,108         13,519
                                                                ---------     ---------      ---------

        NET INVESTMENT INCOME (LOSS)                               (7,075)      158,607         (2,631)
                                                                ---------     ---------      ---------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS
     (EXCLUDING SHORT SECURITIES)                                 228,202       (29,515)      (432,313)
  NET REALIZED GAIN (LOSS) FROM SHORT SECURITIES                       --            --             --
  NET REALIZED GAIN (LOSS) FROM OPTIONS                                --            --             --
  NET REALIZED GAIN (LOSS) FROM CURRENCY TRANSACTIONS                  --            --             --
  NET UNREALIZED APPRECIATION (DEPRECIATION)
     ON INVESTMENTS                                                38,905      (257,609)       434,967
                                                                ---------     ---------      ---------

     NET REALIZED AND UNREALIZED GAIN (LOSS)
        ON INVESTMENTS                                            267,107      (287,124)         2,654
                                                                ---------     ---------      ---------

     NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                               $ 260,032     $(128,517)     $      23
                                                                =========     =========      =========

*     Commencement of operations, February 17,2004.

    The accompanying notes are an integral part of the financial statements.


                                     48 & 49

-----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

FOR THE FISCAL YEAR ENDED JUNE 30, 2004


                                                                                          GROWTH FUNDS
                                                    ================================================================================
                                                                                                         CAPITAL
                                                        AGGRESSIVE     CORE EQUITY       SMALL-CAP    OPPORTUNITIES  BIOTECH PHARMA-
                                                        GROWTH FUND       FUND          GROWTH FUND       FUND       HEALTHCARE FUND
                                                    --------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net investment income (loss)                       $  (4,401,312)  $    (116,927)  $     (39,348)  $    (259,630)  $    (233,088)
   Net realized gain (loss) on from investment
       transactions                                      55,361,681       1,911,084         351,062       2,973,280       1,648,403
   Net unrealized appreciation (depreciation) on
       investments                                        8,116,091          26,176         275,455       1,055,422         114,600
                                                      -------------   -------------   -------------   -------------   -------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS                                   59,076,460       1,820,333         587,169       3,769,072       1,529,915
                                                      -------------   -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income -- Class A                              --              --              --              --              --
   Net investment income -- Class B                              --              --              --              --              --
   Net investment income -- Class C                              --              --              --              --              --
   Net investment income -- Class I                              --              --              --              --              --
   Net realized capital gain -- Class A                          --              --              --         (41,921)       (264,975)
   Net realized capital gain -- Class B                          --              --              --         (11,949)        (81,136)
   Net realized capital gain -- Class C                          --              --              --        (109,778)       (116,257)
   Net realized capital gain -- Class I                          --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------
     TOTAL DISTRIBUTIONS                                         --              --              --        (163,648)       (462,368)
                                                      -------------   -------------   -------------   -------------   -------------

CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets from Fund share
       transactions (note 9)                            133,725,806        (586,804)        227,572       2,971,173       8,922,103
                                                      -------------   -------------   -------------   -------------   -------------
             TOTAL INCREASE (DECREASE) IN NET ASSETS    192,802,266       1,233,529         814,741       6,576,597       9,989,650

NET ASSETS

   Beginning of period                                  183,453,918      10,631,121       2,035,979      12,528,601       5,763,627
                                                      -------------   -------------   -------------   -------------   -------------
   End of period                                      $ 376,256,184   $  11,864,650   $   2,850,720   $  19,105,198   $  15,753,277
                                                      =============   =============   =============   =============   =============
FOR THE FISCAL YEAR ENDED JUNE 30, 2003

INCREASE IN NET ASSETS
OPERATIONS
   Net investment income (loss)                       $  (2,217,236)  $    (124,933)  $     (50,760)  $     (59,116)  $     (38,653)
   Net realized gain (loss) on from investment
       transactions                                     (11,502,382)     (1,336,731)       (430,607)       (515,214)        460,204
   Net unrealized appreciation (depreciation) on
       investments                                       20,248,232       1,286,453         (44,601)        825,871         214,214
                                                      -------------   -------------   -------------   -------------   -------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS                                    6,528,614        (175,211)       (525,968)        251,541         635,765
                                                      -------------   -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income -- Class A                              --              --              --              --              --
   Net investment income -- Class B                              --              --              --              --              --
   Net investment income -- Class C                              --              --              --              --              --
   Net investment income -- Class I                              --              --              --              --              --
   Net realized capital gain -- Class A                          --              --              --              --              --
   Net realized capital gain -- Class B                          --              --              --              --              --
   Net realized capital gain -- Class C                          --              --              --              --              --
   Net realized capital gain -- Class I                          --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------
     TOTAL DISTRIBUTIONS                                         --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets from Fund share
       transactions (note 9)                             (2,022,720)     (2,581,506)     (1,271,507)      7,750,655       5,127,862
                                                      -------------   -------------   -------------   -------------   -------------
             TOTAL INCREASE (DECREASE) IN NET ASSETS      4,505,894      (2,756,717)     (1,797,475)      8,002,196       5,763,627

NET ASSETS
   Beginning of period                                  178,948,024      13,387,838       3,833,454       4,526,405              --
                                                      -------------   -------------   -------------   -------------   -------------
   End of period                                      $ 183,453,918   $  10,631,121   $   2,035,979   $  12,528,601   $   5,763,627
                                                      =============   =============   =============   =============   =============

FOR THE FISCAL YEAR ENDED JUNE 30, 2004

                                                          BLENDED
                                                           FUND                           VALUE FUNDS
                                                        ===========      ==============================================

                                                         SMALL-CAP        MID-CAP         SMALL-CAP      GEEWAX TERKER
                                                        TREND FUND*      VALUE FUND       VALUE FUND    CORE VALUE FUND
                                                        -----------      ----------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net investment income (loss)                       $      (8,459)   $    (318,384)   $    (171,739)   $      (7,075)
   Net realized gain (loss) on from investment
       transactions                                          23,151        5,902,286        6,121,066          228,202
   Net unrealized appreciation (depreciation) on
       investments                                           14,898        4,127,161        4,660,295           38,905
                                                      -------------    -------------    -------------    -------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS                                       29,590        9,711,063       10,609,622          260,032
                                                      -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income -- Class A                              --               --               --               --
   Net investment income -- Class B                              --               --               --               --
   Net investment income -- Class C                              --               --               --               --
   Net investment income -- Class I                              --               --               --               --
   Net realized capital gain -- Class A                          --               --          (18,624)              --
   Net realized capital gain -- Class B                          --               --           (1,687)              --
   Net realized capital gain -- Class C                          --               --           (4,664)              --
   Net realized capital gain -- Class I                          --               --          (41,521)              --
                                                      -------------    -------------    -------------    -------------
     TOTAL DISTRIBUTIONS                                         --               --          (66,496)              --
                                                      -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets from Fund share
       transactions (note 9)                              3,468,476       18,318,603       12,906,555          144,332
                                                      -------------    -------------    -------------    -------------
             TOTAL INCREASE (DECREASE) IN NET ASSETS      3,498,066       28,029,666       23,449,681          404,364

NET ASSETS

   Beginning of period                                           --       16,228,562       24,748,488        1,044,768
                                                      -------------    -------------    -------------    -------------
   End of period                                      $   3,498,066    $  44,258,228    $  48,198,169    $   1,449,132
                                                      =============    =============    =============    =============
FOR THE FISCAL YEAR ENDED JUNE 30, 2003

INCREASE IN NET ASSETS
OPERATIONS
   Net investment income (loss)                       $          --    $     (38,051)   $    (368,833)   $      (9,089)
   Net realized gain (loss) on from investment
       transactions                                              --       (2,520,445)      (1,419,220)        (160,540)
   Net unrealized appreciation (depreciation) on
       investments                                               --        1,180,131        1,767,613          178,577
                                                      -------------    -------------    -------------    -------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS                                           --       (1,378,365)         (20,440)           8,948
                                                      -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income -- Class A                              --               --               --               --
   Net investment income -- Class B                              --               --               --               --
   Net investment income -- Class C                              --               --               --               --
   Net investment income -- Class I                              --               --               --               --
   Net realized capital gain -- Class A                          --         (234,664)        (452,591)              --
   Net realized capital gain -- Class B                          --          (99,527)         (39,453)              --
   Net realized capital gain -- Class C                          --         (238,039)         (64,894)              --
   Net realized capital gain -- Class I                          --          (44,211)      (1,005,418)              --
                                                      -------------    -------------    -------------    -------------
     TOTAL DISTRIBUTIONS                                         --         (616,441)      (1,562,356)              --
                                                      -------------    -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets from Fund share
       transactions (note 9)                                     --       (1,466,876)          14,171           79,052
                                                      -------------    -------------    -------------    -------------
             TOTAL INCREASE (DECREASE) IN NET ASSETS             --       (3,461,682)      (1,568,625)          88,000

NET ASSETS
   Beginning of period                                           --       19,690,244       26,317,113          956,768
                                                      -------------    -------------    -------------    -------------
   End of period                                      $          --    $  16,228,562    $  24,748,488    $   1,044,768
                                                      =============    =============    =============    =============

FOR THE FISCAL YEAR ENDED JUNE 30, 2004


                                                               FIXED INCOME FUNDS
                                                         ==============================

                                                         FIXED INCOME    MUNICIPAL BOND
                                                             FUND             FUND
                                                         ------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net investment income (loss)                         $     158,607    $      (2,631)
   Net realized gain (loss) on from investment
       transactions                                           (29,515)        (432,313)
   Net unrealized appreciation (depreciation) on
       investments                                           (257,609)         434,967
                                                        -------------    -------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS                                       (128,517)              23
                                                        -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income -- Class A                           (50,855)              --
   Net investment income -- Class B                           (26,711)              --
   Net investment income -- Class C                           (71,154)              --
   Net investment income -- Class I                            (9,887)              --
   Net realized capital gain -- Class A                            --               --
   Net realized capital gain -- Class B                            --               --
   Net realized capital gain -- Class C                            --               --
   Net realized capital gain -- Class I                            --               --
                                                        -------------    -------------
     TOTAL DISTRIBUTIONS                                     (158,607)              --
                                                        -------------    -------------

CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets from Fund share
       transactions (note 9)                               (2,405,607)          (2,219)
                                                        -------------    -------------
             TOTAL INCREASE (DECREASE) IN NET ASSETS       (2,692,731)          (2,196)

NET ASSETS

   Beginning of period                                      7,900,483          532,508
                                                        -------------    -------------
   End of period                                        $   5,207,752    $     530,312
                                                        =============    =============
FOR THE FISCAL YEAR ENDED JUNE 30, 2003

INCREASE IN NET ASSETS
OPERATIONS
   Net investment income (loss)                         $     510,296    $      97,503
   Net realized gain (loss) on from investment
       transactions                                          (524,505)      (1,698,973)
   Net unrealized appreciation (depreciation) on
       investments                                             60,751          859,934
                                                        -------------    -------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS                                         46,542         (741,536)
                                                        -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income -- Class A                          (342,901)         (19,896)
   Net investment income -- Class B                           (60,621)         (13,204)
   Net investment income -- Class C                           (86,750)         (10,851)
   Net investment income -- Class I                           (20,024)         (53,552)
   Net realized capital gain -- Class A                            --               --
   Net realized capital gain -- Class B                            --               --
   Net realized capital gain -- Class C                            --               --
   Net realized capital gain -- Class I                            --               --
                                                        -------------    -------------
     TOTAL DISTRIBUTIONS                                     (510,296)         (97,503)
                                                        -------------    -------------

CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets from Fund share
       transactions (note 9)                               (4,405,344)      (6,786,425)
                                                        -------------    -------------
             TOTAL INCREASE (DECREASE) IN NET ASSETS       (4,869,098)      (7,625,464)

NET ASSETS
   Beginning of period                                     12,769,581        8,157,972
                                                        -------------    -------------
   End of period                                        $   7,900,483    $     532,508
                                                        =============    =============


*     Commencement of operations, February 17, 2004

    The accompanying notes are an integral part of the financial statements


                                     50 & 51

--------------------
FINANCIAL HIGHLIGHTS
--------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

QUAKER AGGRESSIVE GROWTH FUND

                                                                 CLASS A
                                       -------------------------------------------------------------
                                                                                         FOR THE
                                                                                         PERIOD
                                                                                          FROM
                                                                                         JULY 6,
                                                                                          2000
                                          YEAR            YEAR            YEAR        (COMMENCEMENT
                                         ENDED           ENDED           ENDED        OF OPERATIONS)
                                         JUNE 30,        JUNE 30,        JUNE 30,      TO JUNE 30,
                                          2004            2003            2002             2001
                                       -----------     -----------     -----------     -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $     16.67     $     16.03     $     18.69     $     22.64
                                       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)               (0.27)*         (0.19)          (0.16)           0.17
  Net realized and unrealized
     gain (loss) on investments               4.31*           0.83           (2.46)          (1.24)
                                       -----------     -----------     -----------     -----------
     TOTAL FROM INVESTMENT
       OPERATIONS                             4.04            0.64           (2.62)          (1.07)
                                       -----------     -----------     -----------     -----------

 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                         --              --           (0.04)          (0.34)
  Net realized capital gain                     --              --              --           (2.54)
  Distribution in excess of net
    realized gain                               --              --              --              --
                                       -----------     -----------     -----------     -----------
    TOTAL DISTRIBUTIONS                         --              --           (0.04)          (2.88)
                                       -----------     -----------     -----------     -----------

NET ASSET VALUE --
  END OF PERIOD                        $     20.71     $     16.67     $     16.03     $     18.69
                                       ===========     ===========     ===========     ===========

TOTAL RETURN                                 24.24%           3.99%         (14.03)%         (5.06)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                    $   307,744     $   149,677     $   159,755     $    64,637

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                         2.16%           2.16%           2.20%           2.32%(a)
    After expense reimbursements
      and waived fees                         2.16%           2.16%           2.20%           2.32%(a)

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                        (1.41)%         (1.24)%         (0.93)%          0.88%(a)
    After expense reimbursements
      and waived fees                        (1.41)%         (1.24)%         (0.93)%          0.88%(a)

  PORTFOLIO TURNOVER RATE                   332.70%         401.43%         523.87%         641.59%

                                                                 CLASS B
                                       -------------------------------------------------------------
                                                                                         FOR THE
                                                                                         PERIOD
                                                                                          FROM
                                                                                        AUGUST 1,
                                                                                          2000
                                          YEAR            YEAR            YEAR        (COMMENCEMENT
                                         ENDED           ENDED           ENDED        OF OPERATIONS)
                                         JUNE 30,        JUNE 30,        JUNE 30,      TO JUNE 30,
                                          2004            2003            2002             2001
                                       -----------     -----------     -----------     -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $     16.41     $     15.90     $     18.66     $     22.89
                                       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)               (0.40)*         (0.31)          (0.31)          (0.06)
  Net realized and unrealized
     gain (loss) on investments               4.24*           0.82           (2.43)          (1.32)
                                       -----------     -----------     -----------     -----------
     TOTAL FROM INVESTMENT
       OPERATIONS                             3.84            0.51           (2.74)          (1.38)
                                       -----------     -----------     -----------     -----------

 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                         --              --           (0.02)          (0.31)
  Net realized capital gain                     --              --              --           (2.54)
  Distribution in excess of net
    realized gain                               --              --              --              --
                                       -----------     -----------     -----------     -----------
    TOTAL DISTRIBUTIONS                         --              --           (0.02)          (2.85)
                                       -----------     -----------     -----------     -----------

NET ASSET VALUE --
  END OF PERIOD                        $     20.25     $     16.41     $     15.90     $     18.66
                                       ===========     ===========     ===========     ===========

TOTAL RETURN                                 23.40%           3.21%         (14.69)%         (6.33)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                    $    16,186     $    14,054     $     9,077     $     2,023

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                         2.91%           2.91%           2.95%           3.07%(a)
    After expense reimbursements
      and waived fees                         2.91%           2.91%           2.95%           3.07%(a)

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                        (2.16)%         (1.99)%         (1.68)%          0.13%(a)
    After expense reimbursements
      and waived fees                        (2.16)%         (1.99)%         (1.68)%          0.13%(a)

  PORTFOLIO TURNOVER RATE                   332.70%         401.43%         523.87%         641.59%

                                                                 CLASS C
                                       ------------------------------------------------------------
                                                                                        FOR THE
                                                                                        PERIOD
                                                                                         FROM
                                                                                        JULY 11,
                                                                                         2000
                                          YEAR            YEAR            YEAR       (COMMENCEMENT
                                         ENDED           ENDED           ENDED       OF OPERATIONS)
                                         JUNE 30,        JUNE 30,        JUNE 30,     TO JUNE 30,
                                          2004            2003            2002            2001
                                       -----------     -----------     -----------     -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $     16.36     $     15.85     $     18.59     $     22.83
                                       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)               (0.41)*         (0.31)          (0.30)          (0.01)
  Net realized and unrealized
     gain (loss) on investments               4.23*           0.82           (2.42)          (1.39)
                                       -----------     -----------     -----------     -----------
     TOTAL FROM INVESTMENT
       OPERATIONS                             3.82            0.51           (2.72)          (1.40)
                                       -----------     -----------     -----------     -----------

 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                         --              --           (0.02)          (0.30)
  Net realized capital gain                     --              --              --           (2.54)
  Distribution in excess of net
    realized gain                               --              --              --              --
                                       -----------     -----------     -----------     -----------
    TOTAL DISTRIBUTIONS                         --              --           (0.02)          (2.84)
                                       -----------     -----------     -----------     -----------

NET ASSET VALUE --
  END OF PERIOD                        $     20.18     $     16.36     $     15.85     $     18.59
                                       ===========     ===========     ===========     ===========

TOTAL RETURN                                 23.35%           3.22%         (14.66)%         (6.49)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                    $    37,559     $    15,047     $     5,376     $     1,469

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                         2.91%           2.91%           2.95%           3.07%(a)
    After expense reimbursements
      and waived fees                         2.91%           2.91%           2.95%           3.07%(a)

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                        (2.16)%         (1.99)%         (1.68)%          0.13%(a)
    After expense reimbursements
      and waived fees                        (2.16)%         (1.99)%         (1.68)%          0.13%(a)

  PORTFOLIO TURNOVER RATE                   332.70%         401.43%         523.87%         641.59%

                                                                 INSTITUTIONAL CLASS
                                       -------------------------------------------------------------
                                                                                         FOR THE
                                                                                         PERIOD
                                                                                          FROM
                                                                                         JULY 20,
                                                                                          2000
                                          YEAR            YEAR            YEAR        (COMMENCEMENT
                                         ENDED           ENDED           ENDED        OF OPERATIONS)
                                         JUNE 30,        JUNE 30,        JUNE 30,      TO JUNE 30,
                                          2004            2003            2002             2001
                                       -----------     -----------     -----------     -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $     16.76     $     16.08     $     18.72     $     23.16
                                       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)               (0.22)*         (0.15)          (0.09)           0.28
  Net realized and unrealized
     gain (loss) on investments               4.34*           0.83           (2.50)          (1.82)
                                       -----------     -----------     -----------     -----------
     TOTAL FROM INVESTMENT
       OPERATIONS                             4.12            0.68           (2.59)          (1.54)
                                       -----------     -----------     -----------     -----------

 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                         --              --           (0.05)          (0.36)
  Net realized capital gain                     --              --              --           (2.54)
  Distribution in excess of net
    realized gain                               --              --              --              --
                                       -----------     -----------     -----------     -----------
    TOTAL DISTRIBUTIONS                         --              --           (0.05)          (2.90)
                                       -----------     -----------     -----------     -----------

NET ASSET VALUE --
  END OF PERIOD                        $     20.88     $     16.76     $     16.08     $     18.72
                                       ===========     ===========     ===========     ===========

TOTAL RETURN                                 24.58%           4.23%         (13.86)%         (6.92)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                    $    14,767     $     4,676     $     4,740     $     4,229

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                         1.91%           1.91%           1.95%           2.07%(a)
    After expense reimbursements
      and waived fees                         1.91%           1.91%           1.95%           2.07%(a)

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                        (1.16)%         (1.32)%         (0.68)%          1.13%(a)
    After expense reimbursements
      and waived fees                        (1.16)%         (1.32)%         (0.68)%          1.13%(a)

  PORTFOLIO TURNOVER RATE                   332.70%         401.43%         523.87%         641.59%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period.

    The accompanying notes are an integral part of the financial statements


                                    52 & 53

--------------------
FINANCIAL HIGHLIGHTS
--------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

QUAKER CORE EQUITY FUND

                                                                 CLASS A
                                      ----------------------------------------------------------------





                                        YEAR              YEAR              YEAR              YEAR
                                        ENDED             ENDED             ENDED             ENDED
                                       JUNE 30,          JUNE 30,          JUNE 30,          JUNE 30,
                                         2004             2003               2002              2001
                                      ----------        ----------        ----------        ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     9.69        $     9.64        $    12.48        $    20.31
                                      ----------        ----------        ----------        ----------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                      (0.11)*           (0.11)            (0.15)            (0.25)
  Net realized and unrealized
    gain (loss) on investments              1.77*             0.16             (2.69)            (7.28)
                                      ----------        ----------        ----------        ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                            1.66              0.05             (2.84)            (7.53)
                                      ----------        ----------        ----------        ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                       --                --                --                --
  Net realized capital gain                   --                --                --             (0.30)
  Distribution in excess of
    net realized gain                         --                --                --                --
                                      ----------        ----------        ----------        ----------
     TOTAL DISTRIBUTIONS                      --                --                --             (0.30)
                                      ----------        ----------        ----------        ----------

NET ASSET VALUE --
  END OF PERIOD                       $    11.35        $     9.69        $     9.64        $    12.48
                                      ==========        ==========        ==========        ==========

TOTAL RETURN                               17.13%             0.52%           (22.76)%          (37.33)%

  RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                   $    8,604        $    7,687        $   10,504        $   13,888

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
       and waived fees                      2.10%             2.02%             2.21%             2.11%
    After expense reimbursements
       and waived fees                      2.10%             2.02%             2.21%             2.11%

  RATIO OF NET INVESTMENT
    LOSS TO AVERAGE NET ASSETS:
    Before expense reimbursements
       and waived fees                     (1.03)%           (1.18)%           (1.32)%           (1.58)%
    After expense reimbursements
       and waived fees                     (1.03)%           (1.18)%           (1.32)%           (1.58)%

  PORTFOLIO TURNOVER RATE                 239.70%           223.82%           124.48%           127.53%

                                                                  CLASS B
                                      -------------------------------------------------------------------
                                                                                              FOR THE
                                                                                              PERIOD
                                                                                               FROM
                                                                                            NOVEMBER 14,
                                                                                                2000
                                        YEAR              YEAR              YEAR           (COMMENCEMENT
                                        ENDED             ENDED             ENDED          OF OPERATIONS)
                                       JUNE 30,          JUNE 30,          JUNE 30,         TO JUNE 30,
                                        2004               2003              2002              2001
                                      ----------        ----------        ----------        ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     9.50        $     9.52        $    12.42        $    16.97
                                      ----------        ----------        ----------        ----------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                      (0.19)*           (0.17)            (0.23)            (0.19)
  Net realized and unrealized
    gain (loss) on investments              1.73*             0.15             (2.67)            (4.06)
                                      ----------        ----------        ----------        ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                            1.54             (0.02)            (2.90)            (4.25)
                                      ----------        ----------        ----------        ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                       --                --                --                --
  Net realized capital gain                   --                --                --             (0.30)
  Distribution in excess of
    net realized gain                         --                --                --                --
                                      ----------        ----------        ----------        ----------
     TOTAL DISTRIBUTIONS                      --                --                --             (0.30)
                                      ----------        ----------        ----------        ----------

NET ASSET VALUE --
  END OF PERIOD                       $    11.04        $     9.50        $     9.52        $    12.42
                                      ==========        ==========        ==========        ==========

TOTAL RETURN                               16.21%            (0.21)%          (23.35)%          (25.36)%(b)

  RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                   $      199        $      124        $       89        $      112

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
       and waived fees                      2.85%             2.77%             2.96%             2.86%(a)
    After expense reimbursements
       and waived fees                      2.85%             2.77%             2.96%             2.86%(a)

  RATIO OF NET INVESTMENT
    LOSS TO AVERAGE NET ASSETS:
    Before expense reimbursements
       and waived fees                     (1.78)%           (1.93)%           (2.07)%           (2.33)%(a)
    After expense reimbursements
       and waived fees                     (1.78)%           (1.93)%           (2.07)%           (2.33)%(a)

  PORTFOLIO TURNOVER RATE                 239.70%           223.82%           124.48%           127.53%

                                                                             CLASS C
                                      -------------------------------------------------------------------------------------
                                                                                                                FOR THE
                                                                                                                PERIOD
                                                                                                                 FROM
                                                                                                                JUNE 30,
                                                                                                                  2000
                                        YEAR              YEAR              YEAR              YEAR           (COMMENCEMENT
                                        ENDED             ENDED             ENDED             ENDED          OF OPERATIONS)
                                       JUNE 30,          JUNE 30,          JUNE 30,          JUNE 30,         TO JUNE 30,
                                        2004               2003              2002              2001              2000
                                      ----------        ----------        ----------        ----------        ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     9.44        $     9.46        $    12.34        $    20.33        $    19.79
                                      ----------        ----------        ----------        ----------        ----------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                      (0.18)*           (0.18)            (0.23)            (0.34)               --
  Net realized and unrealized
    gain (loss) on investments              1.71*             0.16             (2.65)            (7.35)             0.54
                                      ----------        ----------        ----------        ----------        ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                            1.53             (0.02)            (2.88)            (7.69)             0.54
                                      ----------        ----------        ----------        ----------        ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                       --                --                --                --                --
  Net realized capital gain                   --                --                --             (0.30)               --
  Distribution in excess of
    net realized gain                         --                --                --                --                --
                                      ----------        ----------        ----------        ----------        ----------
     TOTAL DISTRIBUTIONS                      --                --                --             (0.30)               --
                                      ----------        ----------        ----------        ----------        ----------

NET ASSET VALUE --
  END OF PERIOD                       $    10.97        $     9.44        $     9.46        $    12.34        $    20.33
                                      ==========        ==========        ==========        ==========        ==========

TOTAL RETURN                               16.21%            (0.21)%          (23.34)%          (38.09)%            2.73%(b)

  RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                   $      168        $      310        $      408        $      550        $        5

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
       and waived fees                      2.85%             2.77%             2.96%             2.86%            28.51%(a)
    After expense reimbursements
       and waived fees                      2.85%             2.77%             2.96%             2.86%             0.00%(a)

  RATIO OF NET INVESTMENT
    LOSS TO AVERAGE NET ASSETS:
    Before expense reimbursements
       and waived fees                     (1.78)%           (1.93)%           (2.07)%           (2.34)%          (28.51)%(a)
    After expense reimbursements
       and waived fees                     (1.78)%           (1.93)%           (2.07)%           (2.34)%            0.00%(a)

  PORTFOLIO TURNOVER RATE                 239.70%           223.82%           124.48%           127.53%            82.54%

                                                                INSTITUTIONAL CLASS
                                      -------------------------------------------------------------------
                                                                                              FOR THE
                                                                                              PERIOD
                                                                                               FROM
                                                                                              JULY 14,
                                                                                                2000
                                        YEAR              YEAR              YEAR           (COMMENCEMENT
                                        ENDED             ENDED             ENDED          OF OPERATIONS)
                                       JUNE 30,          JUNE 30,          JUNE 30,         TO JUNE 30,
                                        2004               2003              2002              2001
                                      ----------        ----------        ----------        ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     9.23        $     9.16        $    11.83        $    20.37
                                      ----------        ----------        ----------        ----------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                      (0.08)*           (0.08)            (0.11)            (0.18)
  Net realized and unrealized
    gain (loss) on investments              1.69*             0.15             (2.56)            (8.06)
                                      ----------        ----------        ----------        ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                            1.61              0.07             (2.67)            (8.24)
                                      ----------        ----------        ----------        ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                       --                --                --                --
  Net realized capital gain                   --                --                --             (0.30)
  Distribution in excess of
    net realized gain                         --                --                --                --
                                      ----------        ----------        ----------        ----------
     TOTAL DISTRIBUTIONS                      --                --                --             (0.30)
                                      ----------        ----------        ----------        ----------

NET ASSET VALUE --
  END OF PERIOD                       $    10.84        $     9.23        $     9.16        $    11.83
                                      ==========        ==========        ==========        ==========

TOTAL RETURN                               17.44%             0.76%           (22.57)%          (40.71)%(b)

  RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                   $    2,894        $    2,511        $    2,387        $    4,252

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
       and waived fees                      1.85%             1.77%             1.96%             1.86%(a)
    After expense reimbursements
       and waived fees                      1.85%             1.77%             1.96%             1.86%(a)

  RATIO OF NET INVESTMENT
    LOSS TO AVERAGE NET ASSETS:
    Before expense reimbursements
       and waived fees                     (0.78)%           (0.93)%           (1.07)%           (1.33)%(a)
    After expense reimbursements
       and waived fees                     (0.78)%           (0.93)%           (1.07)%           (1.33)%(a)

  PORTFOLIO TURNOVER RATE                 239.70%           223.82%           124.48%           127.53%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period.

    The accompanying notes are an integral part of the financial statements


                                    54 & 55

--------------------
FINANCIAL HIGHLIGHTS
--------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

QUAKER SMALL-CAP GROWTH FUND


                                                                CLASS A
                                      ---------------------------------------------------------
                                                                                  FOR THE
                                                                                  PERIOD
                                                                                   FROM
                                                                                 JUNE 14,
                                                                                   2001
                                         YEAR          YEAR          YEAR      (COMMENCEMENT
                                        ENDED         ENDED         ENDED      OF OPERATIONS)
                                        JUNE 30,      JUNE 30,      JUNE 30,    TO JUNE 30,
                                         2004          2003          2002           2001
                                       ---------     ---------     ---------     ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $    6.71     $    7.71     $    8.89     $    8.71
                                       ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                      (0.13)*       (0.15)        (0.20)        (0.01)
  Net realized and unrealized
      gain (loss) on investments            1.99*        (0.85)        (0.98)         0.19
                                       ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                          1.86         (1.00)        (1.18)         0.18
                                       ---------     ---------     ---------     ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                       --            --            --            --
  Net realized capital gain                   --            --            --            --
  Distribution in excess of net
    realized gain                             --            --            --            --
                                       ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                       --            --            --            --
                                       ---------     ---------     ---------     ---------
NET ASSET VALUE --
  END OF PERIOD                        $    8.57     $    6.71     $    7.71     $    8.89
                                       =========     =========     =========     =========

TOTAL RETURN                               27.72%       (12.97)%      (13.27)%        2.07%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                    $     291     $     117     $     140     $      31

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                       2.09%         2.63%         2.61%         2.86%(a)
    After expense reimbursements
      and waived fees                       2.09%         2.63%         2.61%         2.26%(a)

  RATIO OF NET INVESTMENT LOSS
    TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                      (1.62)%       (2.20)%       (2.35)%       (2.49)%(a)
    After expense reimbursements
      and waived fees                      (1.62)%       (2.20)%       (2.35)%       (2.02)%(a)

  PORTFOLIO TURNOVER RATE                 191.91%       250.36%       154.51%       151.73%

                                                          CLASS B
                                      --------------------------------------------------------
                                                                                 FOR THE
                                                                                 PERIOD
                                                                                  FROM
                                                                                MARCH 15
                                                                                  2001
                                        YEAR          YEAR          YEAR      (COMMENCEMENT
                                       ENDED         ENDED         ENDED      OF OPERATIONS)
                                       JUNE 30,      JUNE 30,      JUNE 30,    TO JUNE 30,
                                        2004          2003          2002           2001
                                      ---------     ---------     ---------     ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $    6.61     $    7.67     $    8.90     $    7.96
                                      ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                     (0.19)*       (0.19)        (0.25)        (0.06)
  Net realized and unrealized
      gain (loss) on investments           1.93*        (0.87)        (0.98)         1.00
                                      ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                         1.74         (1.06)        (1.23)         0.94
                                      ---------     ---------     ---------     ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                      --            --            --            --
  Net realized capital gain                  --            --            --            --
  Distribution in excess of net
    realized gain                            --            --            --            --
                                      ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                      --            --            --            --
                                      ---------     ---------     ---------     ---------
NET ASSET VALUE --
  END OF PERIOD                       $    8.35     $    6.61     $    7.67     $    8.90
                                      =========     =========     =========     =========

TOTAL RETURN                              26.32%       (13.82)%      (13.82)%       11.81%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                   $     126     $      65     $      34     $      27

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                      2.84%         3.38%         3.36%         3.61%(a)
    After expense reimbursements
      and waived fees                      2.84%         3.38%         3.36%         3.01%(a)

  RATIO OF NET INVESTMENT LOSS
    TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                     (2.37)%       (2.95)%       (3.10)%       (3.24)%(a)
    After expense reimbursements
      and waived fees                     (2.37)%       (2.95)%       (3.10)%       (2.77)%(a)

  PORTFOLIO TURNOVER RATE                191.91%       250.36%       154.51%       151.73%

                                                 CLASS C
                                      ------------------------------------------
                                                                   FOR THE
                                                                   PERIOD
                                                                    FROM
                                                                  OCTOBER 17,
                                                                    2001
                                        YEAR          YEAR      (COMMENCEMENT
                                       ENDED         ENDED      OF OPERATIONS)
                                       JUNE 30,      JUNE 30,    TO JUNE 30,
                                        2004          2003           2002
                                      ---------     ---------     ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $    6.64     $    7.67     $    7.50
                                      ---------     ---------     ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                     (0.19)*       (0.19)        (0.20)
  Net realized and unrealized
      gain (loss) on investments           1.95*        (0.84)         0.37
                                      ---------     ---------     ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                         1.76         (1.03)         0.17
                                      ---------     ---------     ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                      --            --            --
  Net realized capital gain                  --            --            --
  Distribution in excess of net
    realized gain                            --            --            --
                                      ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                      --            --            --
                                      ---------     ---------     ---------
NET ASSET VALUE --
  END OF PERIOD                       $    8.40     $    6.64     $    7.67
                                      =========     =========     =========

TOTAL RETURN                              26.51%       (13.43)%        2.27%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                   $     272     $     174     $      66

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                      2.84%         3.38%         3.36%(a)
    After expense reimbursements
      and waived fees                      2.84%         3.38%         3.36%(a)

  RATIO OF NET INVESTMENT LOSS
    TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                     (2.37)%       (2.95)%       (3.10)%(a)
    After expense reimbursements
      and waived fees                     (2.37)%       (2.95)%       (3.10)%(a)

  PORTFOLIO TURNOVER RATE                191.91%       250.36%       154.51%

                                                          INSTITUTIONAL CLASS
                                      --------------------------------------------------------
                                                                                FOR THE
                                                                                PERIOD
                                                                                 FROM
                                                                             SEPTEMBER 18,
                                                                                 2000
                                       YEAR          YEAR          YEAR      (COMMENCEMENT
                                      ENDED         ENDED         ENDED      OF OPERATIONS)
                                      JUNE 30,      JUNE 30,      JUNE 30,    TO JUNE 30,
                                       2004          2003          2002           2001
                                      ---------     ---------     ---------     ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $    6.86     $    7.77     $    8.93     $   10.00
                                      ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                     (0.11)*       (0.12)        (0.17)        (0.11)
  Net realized and unrealized
      gain (loss) on investments           2.03*        (0.79)        (0.99)        (0.96)
                                      ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                         1.92         (0.91)        (1.16)        (1.07)
                                      ---------     ---------     ---------     ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                      --            --            --            --
  Net realized capital gain                  --            --            --            --
  Distribution in excess of net
    realized gain                            --            --            --            --
                                      ---------     ---------     ---------     ---------
    TOTAL DISTRIBUTIONS                      --            --            --            --
                                      ---------     ---------     ---------     ---------
NET ASSET VALUE --
  END OF PERIOD                       $    8.78     $    6.86     $    7.77     $    8.93
                                      =========     =========     =========     =========

TOTAL RETURN                              27.99%       (11.71)%      (12.99)%      (10.70)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                   $   2,162     $   1,680     $   3,593     $   3,978

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                      1.84%         2.38%         2.36%         2.61%(a)
    After expense reimbursements
      and waived fees                      1.84%         2.38%         2.36%         2.01%(a)

  RATIO OF NET INVESTMENT LOSS
    TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                     (1.37)%       (1.95)%       (2.10)%       (2.24)%(a)
    After expense reimbursements
      and waived fees                     (1.37)%       (1.95)%       (2.10)%       (1.77)%(a)

  PORTFOLIO TURNOVER RATE                191.91%       250.36%       154.51%       151.73%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period.

    The accompanying notes are an integral part of the financial statements


                                     56 & 57

--------------------
FINANCIAL HIGHLIGHTS
--------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

QUAKER CAPITAL OPPORTUNITIES FUND

                                                                              CLASS A
                                                             -------------------------------------------------
                                                                                                FOR THE
                                                                                                 PERIOD
                                                                                                  FROM
                                                                                              JANUARY 31,
                                                                                                  2002
                                                                YEAR            YEAR         (COMMENCEMENT
                                                               ENDED           ENDED         OF OPERATIONS)
                                                               JUNE 30,        JUNE 30,      TO JUNE 30,
                                                                2004            2003              2002
                                                             ----------       ----------       ----------

NET ASSET VALUE, BEGINNING OF PERIOD                         $     9.05       $     9.43       $    10.00
                                                             ----------       ----------       ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                             (0.13)*          (0.03)           (0.04)
  Net realized and unrealized gain (loss) on investments           2.64*           (0.35)           (0.53)
                                                             ----------       ----------       ----------
    TOTAL FROM INVESTMENT OPERATIONS                               2.51            (0.38)           (0.57)
                                                             ----------       ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              --               --               --
  Net realized capital gain                                       (0.11)              --               --
  Distribution in excess of net realized gain                        --               --               --
                                                             ----------       ----------       ----------
    TOTAL DISTRIBUTIONS                                           (0.11)              --               --
                                                             ----------       ----------       ----------

NET ASSET VALUE -- END OF PERIOD                             $    11.45       $     9.05       $     9.43
                                                             ==========       ==========       ==========

TOTAL RETURN                                                      27.83%           (4.03)%          (5.70)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                  $    7,250       $    2,868       $    2,044

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and waived fees              1.98%            2.05%            2.53%(a)
        After expense reimbursements and waived fees               1.98%            2.05%            2.53%(a)

  RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
        Before expense reimbursements and waived fees             (1.12)%          (0.28)%          (1.09)%(a)
        After expense reimbursements and waived fees              (1.12)%          (0.28)%          (1.09)%(a)

PORTFOLIO TURNOVER RATE                                          230.58%          692.80%          180.94%

                                                                             CLASS B
                                                             --------------------------------------------------
                                                                                                FOR THE
                                                                                                 PERIOD
                                                                                                  FROM
                                                                                                 MAY 2,
                                                                                                  2002
                                                                YEAR            YEAR         (COMMENCEMENT
                                                               ENDED           ENDED         OF OPERATIONS)
                                                               JUNE 30,        JUNE 30,      TO JUNE 30,
                                                                2004            2003              2002
                                                             ----------       ----------       ----------

NET ASSET VALUE, BEGINNING OF PERIOD                         $     9.05       $     9.50       $    10.01
                                                             ----------       ----------       ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                             (0.19)*          (0.08)           (0.03)
  Net realized and unrealized gain (loss) on investments           2.63*           (0.37)           (0.48)
                                                             ----------       ----------       ----------
    TOTAL FROM INVESTMENT OPERATIONS                               2.44            (0.45)           (0.51)
                                                             ----------       ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              --               --               --
  Net realized capital gain                                       (0.11)              --               --
  Distribution in excess of net realized gain                        --               --               --
                                                             ----------       ----------       ----------
    TOTAL DISTRIBUTIONS                                           (0.11)              --               --
                                                             ----------       ----------       ----------

NET ASSET VALUE -- END OF PERIOD                             $    11.38       $     9.05       $     9.50
                                                             ==========       ==========       ==========

TOTAL RETURN                                                      27.05%           (4.74)%          (5.10)% (b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                  $    1,098       $      926       $      374

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and waived fees              2.73%            2.80%            3.28%(a)
        After expense reimbursements and waived fees               2.73%            2.80%            3.28%(a)

  RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
        Before expense reimbursements and waived fees             (1.87)%          (1.03)%          (1.84)%(a)
        After expense reimbursements and waived fees              (1.87)%          (1.03)%          (1.84)%(a)

PORTFOLIO TURNOVER RATE                                          230.58%          692.80%          180.94%

                                                                                       CLASS C
                                                             --------------------------------------------------
                                                                                                FOR THE
                                                                                                 PERIOD
                                                                                                  FROM
                                                                                                 MAY 2,
                                                                                                  2002
                                                                YEAR            YEAR         (COMMENCEMENT
                                                               ENDED           ENDED         OF OPERATIONS)
                                                               JUNE 30,        JUNE 30,      TO JUNE 30,
                                                                2004            2003              2002
                                                             ----------       ----------       ----------

NET ASSET VALUE, BEGINNING OF PERIOD                         $     9.05       $     9.50       $    10.01
                                                             ----------       ----------       ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                             (0.19)*          (0.09)           (0.03)
  Net realized and unrealized gain (loss) on investments           2.63*           (0.36)           (0.48)
                                                             ----------       ----------       ----------
    TOTAL FROM INVESTMENT OPERATIONS                               2.44            (0.45)           (0.51)
                                                             ----------       ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              --               --               --
  Net realized capital gain                                       (0.11)              --               --
  Distribution in excess of net realized gain                        --               --               --
                                                             ----------       ----------       ----------
    TOTAL DISTRIBUTIONS                                           (0.11)              --               --
                                                             ----------       ----------       ----------

NET ASSET VALUE -- END OF PERIOD                             $    11.38       $     9.05       $     9.50
                                                             ==========       ==========       ==========

TOTAL RETURN                                                      27.05%           (4.74)%          (5.10)% (b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                  $   10,757       $    8,735       $    2,108

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before expense reimbursements and waived fees              2.73%            2.80%            3.28%(a)
        After expense reimbursements and waived fees               2.73%            2.80%            3.28%(a)

  RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
        Before expense reimbursements and waived fees             (1.87)%          (1.03)%          (1.84)%(a)
        After expense reimbursements and waived fees              (1.87)%          (1.03)%          (1.84)%(a)

PORTFOLIO TURNOVER RATE                                          230.58%          692.80%          180.94%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period.

    The accompanying notes are an integral part of the financial statements


                                     58 & 59

--------------------
FINANCIAL HIGHLIGHTS
--------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

QUAKER BIOTECH PHARMA-HEALTHCARE FUND

                                                CLASS A                         CLASS B                         CLASS C
                                      ----------------------------     ----------------------------    ----------------------------
                                                     FOR THE                          FOR THE                         FOR THE
                                                     PERIOD                           PERIOD                          PERIOD
                                                      FROM                             FROM                            FROM
                                                   OCTOBER 14,                      SEPTEMBER 23,                   NOVEMBER 20,
                                                      2002                             2002                            2002
                                        YEAR      (COMMENCEMENT          YEAR      (COMMENCEMENT         YEAR      (COMMENCEMENT
                                        ENDED     OF OPERATIONS)         ENDED     OF OPERATIONS)        ENDED     OF OPERATIONS)
                                       JUNE 30,    TO JUNE 30,          JUNE 30,    TO JUNE 30,         JUNE 30,    TO JUNE 30,
                                        2004           2003              2004           2003             2004           2003
                                      ---------      ---------         ---------      ---------        ---------      ---------

NET ASSET VALUE,
  BEGINNING OF PERIOD                 $   11.83      $   10.00         $   11.77      $   10.00        $   11.78      $   10.02
                                      ---------      ---------         ---------      ---------        ---------      ---------

INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                     (0.28)*        (0.08)            (0.37)*        (0.08)           (0.37)*        (0.09)
  Net realized and unrealized
    gain on investments                    2.80*          1.91              2.78*          1.85             2.78*          1.85
                                      ---------      ---------         ---------      ---------        ---------      ---------
    Total from investment
      operations                           2.52           1.83              2.41           1.77             2.41           1.76
                                      ---------      ---------         ---------      ---------        ---------      ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                      --             --                --             --               --             --
  Net realized capital gain               (0.71)            --             (0.71)            --            (0.71)            --
 Distribution in excess of net
    realized gain                            --             --                --             --               --             --
                                      ---------      ---------         ---------      ---------        ---------      ---------
    TOTAL DISTRIBUTIONS                   (0.71)            --             (0.71)            --            (0.71)            --
                                      ---------      ---------         ---------      ---------        ---------      ---------

NET ASSET VALUE -- END OF PERIOD      $   13.64      $   11.83         $   13.47      $   11.77        $   13.48      $   11.78
                                      =========      =========         =========      =========        =========      =========

TOTAL RETURN                              21.97%         18.30%(b)         21.12%         17.70%(b)        21.11%         17.57%(b)

RATIOS/SUPPLEMENTAL DATA

   NET ASSETS, END OF PERIOD
    (000'S OMITTED)                   $   9,908      $   2,611         $   1,761      $   1,565        $   4,084      $   1,588

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
        and waived fees                    2.41%          2.68%(a)          3.16%          3.43%(a)         3.16%          3.43%(a)
    After expense reimbursements
        and waived fees                    2.41%          2.64%(a)          3.16%          3.39%(a)         3.16%          3.39%(a)

  RATIO OF NET INVESTMENT LOSS
    TO AVERAGE NET ASSETS:
    Before expense reimbursements
        and waived fees                   (2.15)%        (2.22)%(a)        (2.90)%        (2.97)%(a)       (2.90)%        (2.97)%(a)
    After expense reimbursements
        and waived fees                   (2.15)%        (2.18)%(a)        (2.90)%        (2.93)% (a)      (2.90)%        (2.93)%(a)

PORTFOLIO TURNOVER RATE                  139.37%        108.76%           139.37%        108.76%          139.37%        108.76%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period.

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------
                                   (FOR A SHARE OUTSTANDING THROUGHT THE PERIOD)

                                                     QUAKER SMALL-CAP TREND FUND

                                                                CLASS A                 CLASS C                  INSTITUTIONAL CLASS
                                                             ----------------      -----------------             ------------------
                                                                 FOR THE                 FOR THE                      FOR THE
                                                                 PERIOD                  PERIOD                       PERIOD
                                                                  FROM                    FROM                         FROM
                                                               FEBRUARY 17,            FEBRUARY 17,                 FEBRUARY 17,
                                                                  2004                    2004                         2004
                                                              (COMMENCEMENT           (COMMENCEMENT                (COMMENCEMENT
                                                              OF OPERATIONS)          OF OPERATIONS)               OF OPERATIONS)
                                                               TO JUNE 30,             TO JUNE 30,                  TO JUNE 30,
                                                                   2004                    2004                         2004
                                                                ---------                ---------                   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   10.00                $   10.00                   $   10.00
                                                                ---------                ---------                   ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.03)*                  (0.05)*                     (0.03)*
  Net realized and unrealized gain (loss) on investments            (0.03)*                  (0.06)*                     (0.05)*
                                                                ---------                ---------                   ---------
     TOTAL FROM INVESTMENT OPERATIONS                               (0.06)                   (0.11)                      (0.08)
                                                                ---------                ---------                   ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                                --                       --                          --
  Net realized capital gain                                            --                       --                          --
  Distribution in excess of net realized gain                          --                       --                          --
                                                                ---------                ---------                   ---------
     TOTAL DISTRIBUTIONS                                               --                       --                          --
                                                                ---------                ---------                   ---------

NET ASSET VALUE -- END OF PERIOD                                $    9.94                $    9.89                   $    9.92
                                                                =========                =========                   =========

TOTAL RETURN                                                        (0.60)%(b)               (1.10)%(b)                  (0.80)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                     $   2,116                $   1,056                   $     326

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees                  2.90%(a)                 3.65%(a)                    2.65%(a)
      After expense reimbursements and waived fees                   2.02%(a)                 2.77%(a)                    1.77%(a)

  RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees                 (1.97)%(a)               (2.72)%(a)                  (1.72)%(a)
      After expense reimbursements and waived fees                  (1.09)%(a)               (1.84)%(a)                  (0.84)%(a)

  PORTFOLIO TURNOVER RATE                                            8.16%                    8.16%                       8.16%

(a)   Annualized
(b)   Aggregate total return, not annualizes
*     Based on the average daily number of shares outstanding during the period

--------------------
FINANCIAL HIGHLIGHTS
--------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

QUAKER MID-CAP VALUE FUND

                                                                      CLASS A
                                        ------------------------------------------------------------------



                                             YEAR             YEAR              YEAR             YEAR
                                             ENDED            ENDED             ENDED            ENDED
                                        JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002    JUNE 30, 2001
                                        -------------     -------------     -------------    -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $    10.75        $    11.80        $    11.41        $    10.75
                                         ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                (0.13)*           (0.01)            (0.11)            (0.13)
  Net realized and unrealized
    gain (loss) on investments                 5.41*            (0.54)             0.84              0.87
                                         ----------        ----------        ----------        ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                               5.28             (0.55)             0.73              0.74
                                         ----------        ----------        ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                          --                --                --                --
  Net realized capital gain                      --             (0.50)            (0.34)            (0.08)
  Distribution in excess of net
    realized gain                                --                --                --                --
                                         ----------        ----------        ----------        ----------
    TOTAL DISTRIBUTIONS                          --             (0.50)            (0.34)            (0.08)
                                         ----------        ----------        ----------        ----------
NET ASSET VALUE --
  END OF PERIOD                          $    16.03        $    10.75        $    11.80        $    11.41
                                         ==========        ==========        ==========        ==========
TOTAL RETURN                                  49.12%            (3.99)%            6.45%             6.95%

RATIOS/SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                      $   30,393        $    8,143        $    5,168        $    1,405

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                          2.01%             2.11%             2.14%             2.63%
    After expense reimbursements
      and waived fees                          2.01%             2.11%             2.14%             2.63%

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                         (0.84)%            0.02%            (0.83)%           (1.05)%
    After expense reimbursements
      and waived fees                         (0.84)%            0.02%            (0.83)%           (1.05)%

  PORTFOLIO TURNOVER RATE                    134.73%           122.76%           106.60%           195.06%

                                                                        CLASS B
                                         --------------------------------------------------------------------
                                                                                                 FOR THE
                                                                                               PERIOD FROM
                                                                                              JANUARY 4, 2001
                                              YEAR              YEAR              YEAR       (COMMENCEMENT OF
                                              ENDED             ENDED             ENDED       OPERATIONS) TO
                                          JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002    JUNE 30, 2001
                                          -------------     -------------     -------------    -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $    10.60        $    11.71        $    11.38        $    10.41
                                           ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                  (0.21)*           (0.07)            (0.21)            (0.07)
  Net realized and unrealized
    gain (loss) on investments                   5.30*            (0.54)             0.88              1.04
                                           ----------        ----------        ----------        ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                                 5.09             (0.61)             0.67              0.97
                                           ----------        ----------        ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            --                --                --                --
  Net realized capital gain                        --             (0.50)            (0.34)               --
  Distribution in excess of net
    realized gain                                  --                --                --                --
                                           ----------        ----------        ----------        ----------
    TOTAL DISTRIBUTIONS                            --             (0.50)            (0.34)               --
                                           ----------        ----------        ----------        ----------
NET ASSET VALUE --
  END OF PERIOD                            $    15.69        $    10.60        $    11.71        $    11.38
                                           ==========        ==========        ==========        ==========
TOTAL RETURN                                    48.02%            (4.56)%            5.93%             0.89%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                        $    3,055        $    2,211        $    2,515        $      520

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                            2.76%             2.86%             2.89%             3.38%(a)
    After expense reimbursements
      and waived fees                            2.76%             2.86%             2.89%             3.38%(a)

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                           (1.59)%           (0.73)%           (1.58)%           (1.80)%(a)
    After expense reimbursements
      and waived fees                           (1.59)%           (0.73)%           (1.58)%           (1.80)%(a)

  PORTFOLIO TURNOVER RATE                      134.73%           122.76%           106.60%           195.06%

                                                                     CLASS C
                                           ---------------------------------------------------------------------
                                                                                                   FOR THE
                                                                                                 PERIOD FROM
                                                                                                 JULY 31, 2000
                                               YEAR              YEAR              YEAR        (COMMENCEMENT OF
                                               ENDED             ENDED             ENDED        OPERATIONS) TO
                                           JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001
                                           -------------     -------------     -------------     -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                       $    10.47        $    11.59        $    11.31        $    10.00
                                            ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                   (0.21)*           (0.07)            (0.20)            (0.18)
  Net realized and unrealized
    gain (loss) on investments                    5.23*            (0.55)             0.82              1.57
                                            ----------        ----------        ----------        ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                                  5.02             (0.62)             0.62              1.39
                                            ----------        ----------        ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                             --                --                --                --
  Net realized capital gain                         --             (0.50)            (0.34)            (0.08)
  Distribution in excess of net
    realized gain                                   --                --                --                --
                                            ----------        ----------        ----------        ----------
    TOTAL DISTRIBUTIONS                             --             (0.50)            (0.34)            (0.08)
                                            ----------        ----------        ----------        ----------
NET ASSET VALUE --
  END OF PERIOD                             $    15.49        $    10.47        $    11.59        $    11.31
                                            ==========        ==========        ==========        ==========
TOTAL RETURN                                     47.95%            (4.69)%            5.52%            13.96%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                         $    9,138        $    4,815        $    5,508        $    1,523

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                             2.76%             2.86%             2.89%             3.38%(a)
    After expense reimbursements
      and waived fees                             2.76%             2.86%             2.89%             3.38%(a)

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                            (1.59)%           (0.73)%           (1.58)%           (1.80)%(a)
    After expense reimbursements
      and waived fees                            (1.59)%           (0.73)%           (1.58)%           (1.80)%(a)

  PORTFOLIO TURNOVER RATE                       134.73%           122.76%           106.60%           195.06%

                                                                    INSTITUTIONAL CLASS
                                          -----------------------------------------------------------------------
                                                                                                   FOR THE
                                                                                                 PERIOD FROM
                                                                                               NOVEMBER 21, 2000
                                              YEAR              YEAR              YEAR         (COMMENCEMENT OF
                                              ENDED             ENDED             ENDED         OPERATIONS) TO
                                          JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002      JUNE 30, 2001
                                          -------------     -------------     -------------      -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $    10.88        $    11.90        $    11.49        $    10.17
                                           ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                  (0.07)*            0.04             (0.06)            (0.04)
  Net realized and unrealized
    gain (loss) on investments                   5.46*            (0.56)             0.81              1.44
                                           ----------        ----------        ----------        ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                                 5.39             (0.52)             0.75              1.40
                                           ----------        ----------        ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            --                --                --                --
  Net realized capital gain                        --             (0.50)            (0.34)            (0.08)
  Distribution in excess of net
    realized gain                                  --                --                --                --
                                           ----------        ----------        ----------        ----------
    TOTAL DISTRIBUTIONS                            --             (0.50)            (0.34)            (0.08)
                                           ----------        ----------        ----------        ----------
NET ASSET VALUE --
  END OF PERIOD                            $    16.27        $    10.88        $    11.90        $    11.49
                                           ==========        ==========        ==========        ==========
TOTAL RETURN                                    49.54%            (3.70)%            6.58%            13.83%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                        $    1,672        $    1,060        $    6,499        $    5,485

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                            1.76%             1.86%             1.89%             2.38%(a)
    After expense reimbursements
      and waived fees                            1.76%             1.86%             1.89%             2.38%(a)

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                           (0.59)%            0.27%            (0.58)%           (0.80)%(a)
    After expense reimbursements
      and waived fees                           (0.59)%            0.27%            (0.58)%           (0.80)%(a)

  PORTFOLIO TURNOVER RATE                      134.73%           122.76%           106.60%           195.06%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period.

    The accompanying notes are an integral part of the financial statements


                                    62 & 63

--------------------
FINANCIAL HIGHLIGHTS
--------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

QUAKER SMALL-CAP VALUE FUND


                                                                      CLASS A
                                           -------------------------------------------------------------------





                                             YEAR               YEAR               YEAR               YEAR
                                             ENDED              ENDED              ENDED              ENDED
                                            JUNE 30,           JUNE 30,           JUNE 30,           JUNE 30,
                                              2004              2003                2002               2001
                                           ----------         ----------         ----------         ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $    14.17         $    14.91         $    15.63         $    12.57
                                           ----------         ----------         ----------         ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                           (0.09)*            (0.22)             (0.22)             (0.16)
  Net realized and unrealized
    gain on investments                          4.90*              0.38               0.26               3.83
                                           ----------         ----------         ----------         ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                                 4.81               0.16               0.04               3.67
                                           ----------         ----------         ----------         ----------

 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            --                 --                 --                 --
  Net realized capital gain                     (0.03)             (0.90)             (0.76)             (0.61)
  Distribution in excess of net
    realized gain                                  --                 --                 --                 --
                                           ----------         ----------         ----------         ----------
    TOTAL DISTRIBUTIONS                         (0.03)             (0.90)             (0.76)             (0.61)
                                           ----------         ----------         ----------         ----------

NET ASSET VALUE --
  END OF PERIOD                            $    18.95         $    14.17         $    14.91         $    15.63
                                           ==========         ==========         ==========         ==========

TOTAL RETURN                                    33.97%              2.28%              0.54%             29.67%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                        $   17,516         $    7,393         $    7,885         $    5,522

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                            1.68%              2.63%              2.72%              2.65%
    After expense reimbursements
      and waived fees                            1.68%              2.58%              2.60%              2.65%

  RATIO OF NET INVESTMENT LOSS
       TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                           (0.52)%            (1.83)%            (1.60)%            (1.46)%
    After expense reimbursements
      and waived fees                           (0.52)%            (1.78)%            (1.48)%            (1.46)%

  PORTFOLIO TURNOVER RATE                      101.86%             89.57%             82.66%            124.37%


                                                                         CLASS B
                                           ------------------------------------------------------------------------
                                                                                                   FOR THE
                                                                                                   PERIOD
                                                                                                     FROM
                                                                                                  NOVEMBER 14,
                                                                                                     2000
                                              YEAR              YEAR               YEAR          (COMMENCEMENT
                                             ENDED             ENDED              ENDED          OF OPERATIONS)
                                             JUNE 30,          JUNE 30,           JUNE 30,        TO JUNE 30,
                                              2004              2003               2002               2001
                                           ----------         ----------         ----------         ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $    13.89         $    14.75         $    15.59         $    13.90
                                           ----------         ----------         ----------         ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                           (0.21)*            (0.31)             (0.35)             (0.26)
  Net realized and unrealized
    gain on investments                          4.78*              0.35               0.27               2.56
                                           ----------         ----------         ----------         ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                                 4.57               0.04              (0.08)              2.30
                                           ----------         ----------         ----------         ----------

 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            --                 --                 --                 --
  Net realized capital gain                     (0.03)             (0.90)             (0.76)             (0.61)
  Distribution in excess of net
    realized gain                                  --                 --                 --                 --
                                           ----------         ----------         ----------         ----------
    TOTAL DISTRIBUTIONS                         (0.03)             (0.90)             (0.76)             (0.61)
                                           ----------         ----------         ----------         ----------

NET ASSET VALUE --
  END OF PERIOD                            $    18.43         $    13.89         $    14.75         $    15.59
                                           ==========         ==========         ==========         ==========

TOTAL RETURN                                    32.93%              1.46%             (0.26)%            16.96%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                        $      985         $      759         $      540         $      104

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                            2.43%              3.38%              3.47%              3.48%(a)
    After expense reimbursements
      and waived fees                            2.43%              3.33%              3.35%              3.48%(a)

  RATIO OF NET INVESTMENT LOSS
       TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                           (1.27)%            (2.58)%            (2.35)%            (2.29)%(a)
    After expense reimbursements
      and waived fees                           (1.27)%            (2.53)%            (2.23)%            (2.29)%(a)

  PORTFOLIO TURNOVER RATE                      101.86%             89.57%             82.66%            124.37%


                                                                        CLASS C
                                           ------------------------------------------------------------------------
                                                                                                   FOR THE
                                                                                                   PERIOD
                                                                                                     FROM
                                                                                                    JULY 28,
                                                                                                     2000
                                              YEAR              YEAR               YEAR          (COMMENCEMENT
                                             ENDED             ENDED              ENDED          OF OPERATIONS)
                                             JUNE 30,          JUNE 30,           JUNE 30,        TO JUNE 30,
                                              2004              2003               2002               2001
                                           ----------         ----------         ----------         ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $    13.56         $    14.42         $    15.25         $    12.46
                                           ----------         ----------         ----------         ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                           (0.21)*            (0.31)             (0.33)             (0.37)
  Net realized and unrealized
    gain on investments                          4.70*              0.35               0.26               3.77
                                           ----------         ----------         ----------         ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                                 4.49               0.04              (0.07)              3.40
                                           ----------         ----------         ----------         ----------

 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            --                 --                 --                 --
  Net realized capital gain                     (0.03)             (0.90)             (0.76)             (0.61)
  Distribution in excess of net
    realized gain                                  --                 --                 --                 --
                                           ----------         ----------         ----------         ----------
    TOTAL DISTRIBUTIONS                         (0.03)             (0.90)             (0.76)             (0.61)
                                           ----------         ----------         ----------         ----------

NET ASSET VALUE --
  END OF PERIOD                            $    18.02         $    13.56         $    14.42         $    15.25
                                           ==========         ==========         ==========         ==========

TOTAL RETURN                                    33.14%              1.49%             (0.20)%            27.82%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                        $    3,914         $    1,383         $      973         $      273

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                            2.43%              3.38%              3.47%              3.48%(a)
    After expense reimbursements
      and waived fees                            2.43%              3.33%              3.35%              3.48%(a)

  RATIO OF NET INVESTMENT LOSS
       TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                           (1.27)%            (2.58)%            (2.35)%            (2.29)%(a)
    After expense reimbursements
      and waived fees                           (1.27)%            (2.53)%            (2.23)%            (2.29)%(a)

  PORTFOLIO TURNOVER RATE                      101.86%             89.57%             82.66%            124.37%


                                                                  INSTITUTIONAL CLASS
                                           ------------------------------------------------------------------------
                                                                                                    FOR THE
                                                                                                    PERIOD
                                                                                                      FROM
                                                                                                   SEPTEMBER 12,
                                                                                                      2000
                                               YEAR              YEAR               YEAR          (COMMENCEMENT
                                              ENDED             ENDED              ENDED          OF OPERATIONS)
                                              JUNE 30,          JUNE 30,           JUNE 30,        TO JUNE 30,
                                               2004              2003               2002               2001
                                           ----------         ----------         ----------         ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $    14.28         $    14.98         $    15.67         $    14.17
                                           ----------         ----------         ----------         ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment loss                           (0.05)*            (0.19)             (0.18)             (0.17)
  Net realized and unrealized
    gain on investments                          4.94*              0.39               0.25               2.28
                                           ----------         ----------         ----------         ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                                 4.89               0.20               0.07               2.11
                                           ----------         ----------         ----------         ----------

 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            --                 --                 --                 --
  Net realized capital gain                     (0.03)             (0.90)             (0.76)             (0.61)
  Distribution in excess of net
    realized gain                                  --                 --                 --                 --
                                           ----------         ----------         ----------         ----------
    TOTAL DISTRIBUTIONS                         (0.03)             (0.90)             (0.76)             (0.61)
                                           ----------         ----------         ----------         ----------

NET ASSET VALUE --
  END OF PERIOD                            $    19.14         $    14.28         $    14.98         $    15.67
                                           ==========         ==========         ==========         ==========

TOTAL RETURN                                    34.27%              2.55%              0.73%             15.31%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                        $   25,783         $   15,214         $   16,919         $   19,158

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                            1.43%              2.38%              2.47%              2.48%(a)
    After expense reimbursements
      and waived fees                            1.43%              2.33%              2.35%              2.48%(a)

  RATIO OF NET INVESTMENT LOSS
       TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                           (0.27)%            (1.58)%            (1.35)%            (1.29)%(a)
    After expense reimbursements
      and waived fees                           (0.27)%            (1.53)%            (1.23)%            (1.29)%(a)

  PORTFOLIO TURNOVER RATE                      101.86%             89.57%             82.66%            124.37%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period.

    The accompanying notes are an integral part of the financial statements


                                     64 & 65

--------------------
FINANCIAL HIGHLIGHTS
--------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

GEEWAX TERKER CORE VALUE FUND

                                                                                           CLASS A
                                                                ------------------------------------------------------------------
                                                                                                                      FOR THE
                                                                                                                      PERIOD
                                                                                                                       FROM
                                                                                                                     MARCH 26,
                                                                                                                       2002
                                                                  YEAR                       YEAR                  (COMMENCEMENT
                                                                  ENDED                      ENDED                 OF OPERATIONS)
                                                                 JUNE 30,                   JUNE 30,                TO JUNE 30,
                                                                  2004                       2003                       2002
                                                                ---------                   ---------                 ---------
NET ASSET VALUE, BEGINNING OF PERIOD                            $    9.28                   $    9.29                 $   10.00
                                                                ---------                   ---------                 ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.06)*                     (0.09)                    (0.03)
  Net realized and unrealized gain (loss) on investments             2.32*                       0.08                     (0.68)
                                                                ---------                   ---------                 ---------
     TOTAL FROM INVESTMENT OPERATIONS                                2.26                       (0.01)                    (0.71)
                                                                ---------                   ---------                 ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                --                          --                        --
  Net realized capital gain                                            --                          --                        --
  Distribution in excess of net realized gain                          --                          --                        --
                                                                ---------                   ---------                 ---------
     TOTAL DISTRIBUTIONS                                               --                          --                        --
                                                                ---------                   ---------                 ---------

NET ASSET VALUE -- END OF PERIOD                                $   11.54                   $    9.28                 $    9.29
                                                                =========                   =========                 =========

TOTAL RETURN                                                        24.35%                      (0.11)%                   (7.10)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD (000'S OMITTED)                     $   1,449                   $   1,045                 $     957

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees                  2.14%                       2.12%                     2.21%(a)
       After expense reimbursements and waived fees                  1.94%                       2.12%                     2.21%(a)

  RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees                 (0.78)%                     (1.01)%                   (1.14)%(a)
       After expense reimbursements and waived fees                 (0.58)%                     (1.01)%                   (1.14)%(a)

  PORTFOLIO TURNOVER RATE                                          156.88%                     151.69%                    19.31%

(a)   Annualized
(b)   Aggregate total return, not annualizes
*     Based on the average daily number of shares outstanding during the period

    The accompanying notes are an integral part of the financial statments.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------
FINANCIAL HIGHLIGHTS
--------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

QUAKER FIXED INCOME FUND

                                                                      CLASS A
                                        ------------------------------------------------------------------



                                             YEAR             YEAR              YEAR             YEAR
                                             ENDED            ENDED             ENDED            ENDED
                                        JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002    JUNE 30, 2001
                                        -------------     -------------     -------------    -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $     9.81        $    10.09        $    10.06        $     9.85
                                         ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                        0.26*             0.52              0.86              0.55
  Net realized and unrealized
    gain (loss) on investments                (0.41)*           (0.28)             0.03              0.21
                                         ----------        ----------        ----------        ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                              (0.15)             0.24              0.89              0.76
                                         ----------        ----------        ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                       (0.26)            (0.52)            (0.86)            (0.55)
  Net realized capital gain                      --                --                --                --
  Distribution in excess of net
    realized gain                                --                --                --                --
                                         ----------        ----------        ----------        ----------
    TOTAL DISTRIBUTIONS                       (0.26)            (0.52)            (0.86)            (0.55)
                                         ----------        ----------        ----------        ----------
NET ASSET VALUE --
  END OF PERIOD                          $     9.40        $     9.81        $    10.09        $    10.06
                                         ==========        ==========        ==========        ==========
TOTAL RETURN                                  (1.32)%            2.52%             9.06%             2.46%

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                      $    1,227        $    2,621        $   10,818        $    7,991

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                          1.84%             1.91%             2.04%             2.08%
    After expense reimbursements
      and waived fees                          1.75%             1.91%             2.04%             2.08%

  RATIO OF NET INVESTMENT INCOME
    TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                          2.81%             5.35%             8.48%             5.43%
    After expense reimbursements
      and waived fees                          2.90%             5.35%             8.48%             5.43%

  PORTFOLIO TURNOVER RATE                     98.15%           600.89%           163.40%           180.47%

                                                                        CLASS B
                                         --------------------------------------------------------------------
                                                                                                 FOR THE
                                                                                               PERIOD FROM
                                                                                              APRIL 5, 2001
                                              YEAR              YEAR              YEAR       (COMMENCEMENT OF
                                              ENDED             ENDED             ENDED       OPERATIONS) TO
                                          JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002    JUNE 30, 2001
                                          -------------     -------------     -------------    -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     9.77        $    10.07        $    10.06        $    10.33
                                           ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                          0.21*             0.45              0.80              0.09
  Net realized and unrealized
    gain (loss) on investments                  (0.41)*           (0.30)             0.01             (0.25)
                                           ----------        ----------        ----------        ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                                (0.20)             0.15              0.81             (0.16)
                                           ----------        ----------        ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                         (0.21)            (0.45)            (0.80)            (0.11)
  Net realized capital gain                        --                --                --                --
  Distribution in excess of net
    realized gain                                  --                --                --                --
                                           ----------        ----------        ----------        ----------
    TOTAL DISTRIBUTIONS                         (0.21)            (0.45)            (0.80)            (0.11)
                                           ----------        ----------        ----------        ----------
NET ASSET VALUE --
  END OF PERIOD                            $     9.36        $     9.77        $    10.07        $    10.06
                                           ==========        ==========        ==========        ==========
TOTAL RETURN                                    (2.04)%            1.62%             8.24%            (1.55)% (b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                        $      980        $    1,634        $      716        $        1

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                            2.59%             2.66%             2.79%             2.90%(a)
    After expense reimbursements
      and waived fees                            2.50%             2.66%             2.79%             2.90%(a)

  RATIO OF NET INVESTMENT INCOME
    TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                            2.06%             4.60%             7.73%             5.61%(a)
    After expense reimbursements
      and waived fees                            2.15%             4.60%             7.73%             5.61%(a)

  PORTFOLIO TURNOVER RATE                       98.15%           600.89%           163.40%           180.47%

                                                                    CLASS C
                                          ---------------------------------------------------------------------
                                                                                                  FOR THE
                                                                                                PERIOD FROM
                                                                                              JANUARY 12, 2001
                                              YEAR              YEAR              YEAR        (COMMENCEMENT OF
                                              ENDED             ENDED             ENDED        OPERATIONS) TO
                                          JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002     JUNE 30, 2001
                                          -------------     -------------     -------------     -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     9.78        $    10.08        $    10.06        $    10.14
                                           ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                          0.21*             0.45              0.80              0.20
  Net realized and unrealized
    gain (loss) on investments                  (0.42)*           (0.30)             0.02             (0.05)
                                           ----------        ----------        ----------        ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                                (0.21)             0.15              0.82              0.15
                                           ----------        ----------        ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                         (0.21)            (0.45)            (0.80)            (0.23)
  Net realized capital gain                        --                --                --                --
  Distribution in excess of net
    realized gain                                  --                --                --                --
                                           ----------        ----------        ----------        ----------
    TOTAL DISTRIBUTIONS                         (0.21)            (0.45)            (0.80)            (0.23)
                                           ----------        ----------        ----------        ----------
NET ASSET VALUE --
  END OF PERIOD                            $     9.36        $     9.78        $    10.08        $    10.06
                                           ==========        ==========        ==========        ==========
TOTAL RETURN                                    (2.12)%            1.64%             8.30%             1.46% (b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                        $    2,695        $    3,333        $    1,208        $       32

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                            2.59%             2.66%             2.79%             2.90%(a)
    After expense reimbursements
      and waived fees                            2.50%             2.66%             2.79%             2.90%(a)

  RATIO OF NET INVESTMENT INCOME
    TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                            2.06%             4.60%             7.73%             5.61%(a)
    After expense reimbursements
      and waived fees                            2.15%             4.60%             7.73%             5.61%(a)

  PORTFOLIO TURNOVER RATE                       98.15%           600.89%           163.40%           180.47%

                                                                    INSTITUTIONAL CLASS
                                          -----------------------------------------------------------------------
                                                                                                   FOR THE
                                                                                                 PERIOD FROM
                                                                                                APRIL 16, 2001
                                              YEAR              YEAR              YEAR         (COMMENCEMENT OF
                                              ENDED             ENDED             ENDED         OPERATIONS) TO
                                          JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002      JUNE 30, 2001
                                          -------------     -------------     -------------      -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $     9.80        $    10.08        $    10.06        $    10.25
                                           ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                          0.31*             0.55              0.89              0.11
  Net realized and unrealized
    gain (loss) on investments                  (0.41)*           (0.28)             0.02             (0.16)
                                           ----------        ----------        ----------        ----------
    TOTAL FROM INVESTMENT
      OPERATIONS                                (0.10)             0.27              0.91             (0.05)
                                           ----------        ----------        ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                         (0.31)            (0.55)            (0.89)            (0.14)
  Net realized capital gain                        --                --                --                --
  Distribution in excess of net
    realized gain                                  --                --                --                --
                                           ----------        ----------        ----------        ----------
    TOTAL DISTRIBUTIONS                         (0.31)            (0.55)            (0.89)            (0.14)
                                           ----------        ----------        ----------        ----------
NET ASSET VALUE --
  END OF PERIOD                            $     9.39        $     9.80        $    10.08        $    10.06
                                           ==========        ==========        ==========        ==========
TOTAL RETURN                                    (1.07)%            2.80%             9.23%            (0.52)% (b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                        $      306        $      312        $       29        $       34

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                            1.59%             1.66%             1.79%             1.90%(a)
    After expense reimbursements
      and waived fees                            1.50%             1.66%             1.79%             1.90%(a)

  RATIO OF NET INVESTMENT INCOME
    TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                            3.06%             5.60%             8.73%             5.61%(a)
    After expense reimbursements
      and waived fees                            3.15%             5.60%             8.73%             5.61%(a)

  PORTFOLIO TURNOVER RATE                       98.15%           600.89%           163.40%           180.47%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period.

    The accompanying notes are an integral part of the financial statements


                                    68 & 69

--------------------
FINANCIAL HIGHLIGHTS
--------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

QUAKER INTERMEDIATE MUNICIPAL BOND FUND

                                                                      CLASS A
                                        --------------------------------------------------------------------
                                                                                               FOR THE
                                                                                             PERIOD FROM
                                                                                           SEPTEMBER 5, 2000
                                             YEAR             YEAR              YEAR       (COMMENCEMENT OF
                                             ENDED            ENDED             ENDED       OPERATIONS) TO
                                        JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002    JUNE 30, 2001
                                        -------------     -------------     -------------    -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $    5.00        $    7.32        $    9.46        $    9.68
                                          ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                (0.04)*           0.37             0.74             0.92
  Net realized and unrealized
    gain (loss) on investments                 0.19*           (2.32)           (2.14)           (0.35)
                                          ---------        ---------        ---------        ---------
    TOTAL FROM INVESTMENT
      OPERATIONS                               0.15            (1.95)           (1.40)            0.57
                                          ---------        ---------        ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                          --            (0.37)           (0.74)           (0.79)
  Net realized capital gain                      --               --               --               --
  Distribution in excess of net
    realized gain                                --               --               --               --
                                          ---------        ---------        ---------        ---------
    TOTAL DISTRIBUTIONS                          --            (0.37)           (0.74)           (0.79)
                                          ---------        ---------        ---------        ---------
NET ASSET VALUE --
  END OF PERIOD                           $    5.15        $    5.00        $    7.32        $    9.46
                                          =========        =========        =========        =========
TOTAL RETURN                                   3.00%          (27.07)%         (15.28)%           6.29%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                       $      98        $     110        $     505        $     212

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                          2.51%            1.98%            1.92%            2.35%(a)
    After expense reimbursements
      and waived fees                          2.36%            1.98%            1.92%            2.35%(a)

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                         (0.51)%           5.91%            9.01%           10.23%(a)
    After expense reimbursements
      and waived fees                         (0.36)%           5.91%            9.01%           10.23%(a)

  PORTFOLIO TURNOVER RATE                    210.19%            0.00%          231.10%          622.75%

                                                                       CLASS B
                                        --------------------------------------------------------------------
                                                                                                FOR THE
                                                                                              PERIOD FROM
                                                                                            OCTOBER 17, 2000
                                             YEAR              YEAR              YEAR       (COMMENCEMENT OF
                                             ENDED             ENDED             ENDED       OPERATIONS) TO
                                         JUNE 30, 2004     JUNE 30, 2003     JUNE 30, 2002    JUNE 30, 2001
                                         -------------     -------------     -------------    -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $    4.97        $    7.31        $    9.45        $    9.34
                                          ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                (0.07)*           0.36             0.68             0.65
  Net realized and unrealized
    gain (loss) on investments                 0.20*           (2.34)           (2.14)            0.15
                                          ---------        ---------        ---------        ---------
    TOTAL FROM INVESTMENT
      OPERATIONS                               0.13            (1.98)           (1.46)            0.80
                                          ---------        ---------        ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                          --            (0.36)           (0.68)           (0.69)
  Net realized capital gain                      --               --               --               --
  Distribution in excess of net
    realized gain                                --               --               --               --
                                          ---------        ---------        ---------        ---------
    TOTAL DISTRIBUTIONS                          --            (0.36)           (0.68)           (0.69)
                                          ---------        ---------        ---------        ---------
NET ASSET VALUE --
  END OF PERIOD                           $    5.10        $    4.97        $    7.31        $    9.45
                                          =========        =========        =========        =========
TOTAL RETURN                                   2.62%          (27.64)%         (15.94)%           8.92%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                       $      63        $      55        $     359        $     122

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                          3.26%            2.73%            2.67%            3.10%(a)
    After expense reimbursements
      and waived fees                          3.11%            2.73%            2.67%            3.10%(a)

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                         (1.26)%           5.16%            8.26%            9.48%(a)
    After expense reimbursements
      and waived fees                         (1.11)%           5.16%            8.26%            9.48%(a)

  PORTFOLIO TURNOVER RATE                    210.19%            0.00%          231.10%          622.75%

                                                                    CLASS C
                                          --------------------------------------------------------------------
                                                                                                 FOR THE
                                                                                               PERIOD FROM
                                                                                               MAY 30, 2001
                                              YEAR              YEAR             YEAR        (COMMENCEMENT OF
                                              ENDED             ENDED            ENDED        OPERATIONS) TO
                                          JUNE 30, 2004     JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001
                                          -------------     -------------    -------------     -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $    4.97        $    7.31        $    9.44        $    9.65
                                           ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                 (0.06)*           0.36             0.68             0.06
  Net realized and unrealized
    gain (loss) on investments                  0.19*           (2.34)           (2.13)           (0.11)
                                           ---------        ---------        ---------        ---------
    TOTAL FROM INVESTMENT
      OPERATIONS                                0.13            (1.98)           (1.45)           (0.05)
                                           ---------        ---------        ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                           --            (0.36)           (0.68)           (0.16)
  Net realized capital gain                       --               --               --               --
  Distribution in excess of net
    realized gain                                 --               --               --               --
                                           ---------        ---------        ---------        ---------
    TOTAL DISTRIBUTIONS                           --            (0.36)           (0.68)           (0.16)
                                           ---------        ---------        ---------        ---------
NET ASSET VALUE --
  END OF PERIOD                            $    5.10        $    4.97        $    7.31        $    9.44
                                           =========        =========        =========        =========
TOTAL RETURN                                    2.62%          (27.62)%         (15.77)%          (0.40)%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                        $     107        $     226        $     173        $      30

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                           3.26%            2.73%            2.67%            3.10%(a)
    After expense reimbursements
      and waived fees                           3.11%            2.73%            2.67%            3.10%(a)

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                          (1.26)%           5.16%            8.26%            9.48%(a)
    After expense reimbursements
      and waived fees                          (1.11)%           5.16%            8.26%            9.48%(a)

  PORTFOLIO TURNOVER RATE                     210.19%            0.00%          231.10%          622.75%

                                                                    INSTITUTIONAL CLASS
                                          -------------------------------------------------------------------
                                                                                                 FOR THE
                                                                                                PERIOD FROM
                                                                                               JULY 6, 2000
                                              YEAR              YEAR             YEAR        (COMMENCEMENT OF
                                              ENDED             ENDED            ENDED        OPERATIONS) TO
                                          JUNE 30, 2004     JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001
                                          -------------     -------------    -------------     -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $    5.01        $    7.32        $    9.46        $   10.00
                                           ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                  0.01*            0.38             0.76             0.98
  Net realized and unrealized
    gain (loss) on investments                  0.17*           (2.31)           (2.14)           (0.57)
                                           ---------        ---------        ---------        ---------
    TOTAL FROM INVESTMENT
      OPERATIONS                                0.18            (1.93)           (1.38)            0.41
                                           ---------        ---------        ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                           --            (0.38)           (0.76)           (0.95)
  Net realized capital gain                       --               --               --               --
  Distribution in excess of net
    realized gain                                 --               --               --               --
                                           ---------        ---------        ---------        ---------
    TOTAL DISTRIBUTIONS                           --            (0.38)           (0.76)           (0.95)
                                           ---------        ---------        ---------        ---------
NET ASSET VALUE --
  END OF PERIOD                            $    5.19        $    5.01        $    7.32        $    9.46
                                           =========        =========        =========        =========
TOTAL RETURN                                    3.59%          (26.85)%         (15.08)%           4.59%(b)

RATIOS/SUPPLEMENTAL DATA

  NET ASSETS, END OF PERIOD
    (000'S OMITTED)                        $     262        $     142        $   7,121        $   9,112

  RATIO OF EXPENSES TO AVERAGE
    NET ASSETS:
    Before expense reimbursements
      and waived fees                           2.26%            1.73%            1.67%            2.10%(a)
    After expense reimbursements
      and waived fees                           2.11%            1.73%            1.67%            2.10%(a)

  RATIO OF NET INVESTMENT INCOME
    (LOSS) TO AVERAGE NET ASSETS:
    Before expense reimbursements
      and waived fees                          (0.26)%           6.16%            9.26%           10.48%(a)
    After expense reimbursements
      and waived fees                          (0.11)%           6.16%            9.26%           10.48%(a)

  PORTFOLIO TURNOVER RATE                     210.19%            0.00%          231.10%          622.75%

(a)   Annualized
(b)   Aggregate total return, not annualized
*     Based on the average daily number of shares outstanding during the period.

    The accompanying notes are an integral part of the financial statements


                                    70 & 71

-------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
-------------------------------------------
JUNE 30, 2004

NOTE 1 -- ORGANIZATION

      The Quaker Investment Trust (the "TRUST"), a diversified, open-end management investment company, was organized as a Massachusetts Business Trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The Trust's amended and restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established eleven series: the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund, the Quaker Small-Cap Growth Fund, the Quaker Fixed Income Fund, the Quaker Intermediate Municipal Bond Fund, the Quaker Biotech Pharma-Healthcare Fund, the Quaker Capital Opportunities Fund, the Geewax Terker Core Value Fund, and the Quaker Small-Cap Trend Fund (each a "FUND" and collectively, the "FUNDS"). The Investment objectives of each Fund are set forth below.

      The Quaker Core Equity Fund ("CORE EQUITY"), the Quaker Aggressive Growth Fund ("AGGRESSIVE GROWTH"), and the Quaker Small-Cap Value Fund ("SMALL-CAP VALUE") all commenced operations on November 25, 1996. The Quaker Mid-Cap Value Fund ("MID-CAP VALUE") commenced operations on December 31, 1997. The Quaker Small-Cap Growth Fund (the "SMALL-CAP GROWTH") commenced operations on September 18, 2000. The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.

      The Quaker Fixed Income Fund ("FIXED INCOME") commenced operations on November 25, 1996. The investment objective of this Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities.

      The Quaker Intermediate Municipal Bond Fund ("MUNICIPAL BOND") commenced operations on July 6, 2000 as the Quaker High Yield Fund. On August 22, 2003 changes to the investment objective, strategies/restrictions and name for the Fund were approved by the shareholders. The investment objective was changed to generate current income exempt from federal income tax as is consistent with the preservation of capital.

      The Quaker Capital Opportunities Fund ("CAPITAL OPPORTUNITIES") commenced operations on January 31, 2002. The investment objective of this fund is to build shareholder wealth through the achievement of long-term capital growth.

      The Geewax Terker Core Value Fund ("CORE VALUE") commenced operations on March 26, 2002. The fund seeks to achieve long capital appreciation through the prudent investment of securities issued by companies considered by the Advisor to be "value" oriented companies.

      The Quaker Biotech Pharma-Healthcare Fund ("BIOTECH") commenced operations on September 23, 2002. The investment objective of this fund is to build shareholder wealth through long-term capital appreciation.

      The Quaker Small-Cap Trend Fund ("SMALL-CAP TREND") commenced operations on February 17, 2004. The investment objective of this fund is to build shareholder wealth through long-term capital growth.

      The Core Equity, Aggressive Growth, Small-Cap Value, Mid-Cap Value, Small-Cap Growth and Fixed Income Funds offer four classes of shares (Class A, Class B, Class C and Institutional shares). Class A shares are charged a front-end sales charge and a distribution and servicing fee; Class B shares bear a contingent deferred sales charge ("CDSC") that declines to zero over an average of seven years coupled with additional distribution and servicing fees; Class C shares bear an additional distribution and servicing fee and a CDSC of 1% for a period of thirteen months; and Institutional Class shares bear no front-end sales charges or CDSC's, but higher minimum investment limitations.

      The Capital Opportunities, Biotech, and Core Value Funds offer Class A, Class B and Class C shares. The Small-Cap Trend offers Class A, Class C and Institutional shares.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

      A. SECURITY VALUATION. The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the Nasdaq National Market System is valued at the Nasdaq Official Closing Price.

                                     -------------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004


NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION-- (CONTINUED)

      The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances and have established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Fund will value securities at fair market value when market quotations are not readily available or when securities can not be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Fund's fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

      Short-term investments are valued at amortized cost, which approximates fair market value.

      B. FEDERAL INCOME TAXES. It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Temporary differences that result in over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

      C. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

      The Aggressive Growth Fund and the Biotech Fund make short sales of investments, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

      D. OPTION WRITING. The Aggressive Growth, Capital Opportunities, and Biotech Funds write options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

      E. FOREIGN CURRENCY TRANSLATION. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

      Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

      Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the fund's books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

-------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
-------------------------------------------
JUNE 30, 2004

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION -- (CONTINUED)

      F. MULTIPLE CLASS ALLOCATIONS. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respects to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares basd on its relative net assets.

      G. DISTRIBUTIONS TO SHAREHOLDERS. Except for the Fixed Income and the Municipal Bond Funds, which declare dividends monthly, each Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Board of Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

      H. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      Quaker Funds, Inc. ("QFI") serves as Investment Advisor to each Fund. Pursuant to separate investment sub-advisory agreements, QFI has selected the following to serve as sub-advisors:

FUND                    SUB-ADVISOR                              FUND                SUB-ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth       DG Capital Management                    Mid-Cap Value       Schneider Capital Management, Inc.
Core Equity             Geewax, Terker & Co.                     Small-Cap Value     Aronson + Johnson + Ortiz, LP
Small-Cap Growth        Geewax, Terker & Co.                     Core Value          Geewax, Terker & Co.
Capital Opportunities   Knott Capital Management, Inc.           Fixed Income        Andres Capital Management
Biotech                 Sectoral Asset Management, LLC           Municipal Bond      Andres Capital Management
Small-Cap Trend         TrendStar Advisors, LLC

      The sub-advisors provide each Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

      As compensation for its services, QFI receives a fee, computed daily and paid monthly, based on an annual rates as follows:

                           ANNUAL CONTRACTUAL     ANNUAL CONTRACTUAL   ADVISORY  FEE & SUB-ADVISORY
                           ADVISORY FEE AS A    SUB-ADVISORY FEE AS A    FEES WAIVED & REIMBURSED      YEAR ENDED JUNE 30, 2004
                             PERCENTAGE OF           PERCENTAGE OF         AS A PERCENTAGE OF                       ADVISORY FEES
FUND                      AVERAGE NET ASSETS      AVERAGE NET ASSETS       AVERAGE NET ASSETS     ADVISORY FEES   WAIVED/REIMBURSED
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth              1.30%                     0.75%                    N/A              $ 3,770,401          $ --
Core Equity                    1.05%                     0.75%                    N/A                  123,481            --
Small-Cap Growth               1.05%                     0.75%                    N/A                   27,076            --
Capital Opportunities          1.05%                     0.75%                    N/A                  163,780            --
Biotech                        1.45%                     0.95%                    N/A                  134,383            --
Small-Cap Trend                1.20%                     0.70%                   0.61%                   8,321         4,233
Mid-Cap Value                  1.05%                     0.75%                    N/A                  308,995            --
Small-Cap Value                0.77%                     0.47%                    N/A                  299,930            --
Core Value                     1.05%                     0.75%                   0.20%                  12,773         2,406
Fixed Income                   0.65%                     0.35%                   0.05%                  43,643         3,408
Municipal Bond                 0.65%                     0.35%                   0.10%                   3,538           548

                                     -------------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004


NOTE 3 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS -- (CONTINUED)

      QFI receives a performance-based fee from the Small-Cap Value Fund. The fee is based on the Fund's performance as measured against the Russell 2000 Index. The base fee is 1.20%. It can reach as high as 1.80% and can be reduced as low as 0.60% of the average daily net assets. QFI receives a performance-based fee from the Capital Opportunities Fund. The fee is based on the Fund's performance as measured against the S&P 500 Index. The base fee is 1.05%. It can reach as high as 1.55% and can be reduced as low as 0.6416% of the average daily net assets. QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of the Small-Cap Value Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A, 3.35% for Classes B and C, and 2.35% for Class I of the average net assets of each class, respectively.

      QFI pays the Sub-advisor for the Small-Cap Value Fund a performance-based fee, computed daily and paid quarterly. The fee is based on the Fund's performance as measured against the Russell 2000 Index. The base fee is 0.90%. It can reach as high as 1.50% and can be reduced as low as 0.30% of the average daily net assets. QFI pays the Sub-advisor for the Capital Opportunities Fund a performance-based fee, computed daily and paid monthly. The fee is based on the Fund's performance as measured against the S&P 500 Index. The base fee is 0.75%. It can reach as high as 1.25% and can be reduced as low as 0.3416% of the average daily net assets.

      Citco Mutual Fund Services, Inc. (the "ADMINISTRATOR") (the "TRANSFER AGENT") serves as the Administrator and Transfer Agent for the Trust. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Administrator receives a fee at the annual rate of 0.40% of the aggregate of the TRUST'S first $100 million of average daily net assets, 0.30% of the next $100 million of average daily net assets, 0.25% of the next $100 million of average daily net assets, 0.20% of the next $200 million and 0.15% of the net assets in excess of $500 million. Effective July 1, 2004, as compensation for its services, the Administrator will receive a fee at the annual rate of 0.35% of the aggregate of the TRUST'S first $200 million of average daily net assets, 0.175% of the next $300 million of average daily net assets, and 0.15% of the net assets in excess of $500 million. For the fiscal year ended June 30, 2004, the Administrator earned fees of $1,180,380 and waived $1,881, $2,441, and $227 for the Small-Cap Trend, Fixed Income and Municipal Bond Funds, respectively.

      Citco Mutual Fund Distributor, Inc. (the "DISTRIBUTOR") serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 for each class for each Fund with the exception of Class I. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Funds average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Funds shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares, including personal services provided to prospective and existing shareholders. The Class B and C Plans provide that each Fund may compensate Quaker Funds, Inc. (the "QFI") and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% on a monthly basis. The Distributor received approximately $122,000 in underwriter commissions from the sale of Fund shares in the year ended June 30, 2004. The President of the Trust, as a registered representative licensed with the Distributor and as wholesaler for the Funds, received approximately $68,000 in commissions. This amount was determined by an agreement based on a percentage of the above underwriter's commissions.

      QFI has informed the Trust that for the fiscal year ended June 30, 2004 it received contingent deferred sales charges from certain redemptions of the Funds' Class B shares and Class C shares of $57,739 and $33,046, respectively. The respective shareholders pay such charges, which are not an expense of the Fund.

      The Chief Executive Officer and Treasurer of the Trust, as a registered representative for Quaker Securities, Inc. ("QSI"), receives a portion of the brokerage commissions paid by the Funds. For the fiscal year ended June 30, 2004, brokerage commissions paid to QSI, an affiliate of QFI, for portfolio transactions executed on behalf of the Funds were $1,912,248, $9,700, $714, $120,404, $6,533, $1,826 and $1,603 for Aggressive Growth, Core Equity,
Small-Cap Growth, Capital Opportunities, Biotech, Small-Cap Value and Core Value, respectively.

      Certain Trustees and officers of the Trust are also officers of QFI, the Distributor and/or the Administrator.

-------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
-------------------------------------------
JUNE 30, 2004


NOTE 4 -- PURCHASES AND SALES OF INVESTMENTS

      For the fiscal year ended June 30, 2004, aggregate purchases and sales of investment securities (excluding short-term investments) for each fund were as follows:

FUND                                PURCHASES         SALES              FUND               PURCHASES            SALES
---------------------------------------------------------------------------------------------------------------------------
Aggressive Growth ..........   $  963,292,541   $  852,431,349      Mid-Cap Value ....    $  54,573,665      $  37,892,615
Core Equity ................       27,914,241       27,884,887      Small-Cap Value ..       51,044,364         38,666,511
Small-Cap Growth ...........        5,061,486        4,866,082      Core Value .......        1,956,054          1,890,783
Capital Opportunities ......       39,284,778       36,046,575      Fixed Income .....        6,220,240          8,477,657
Biotech ....................        7,777,651        6,547,095      Municipal Bond ...        1,206,935            707,016
Small-Cap Trend ............        3,603,735          157,775

NOTE 5 -- OPTIONS WRITTEN

      A summary of option contracts written by the trust during the year is as follows:

                                                      QUAKER AGGRESSIVE                    QUAKER BIOTECH PHARMA-
                                                      GROWTH FUND CALLS                    HEALTHCARE FUND CALLS
                                                  ---------------------------           -------------------------
                                                  NUMBER OF          OPTION             NUMBER OF        OPTION
                                                  OPTIONS           PREMIUMS             OPTIONS        PREMIUMS
                                                  --------        -----------           --------        ---------
Options outstanding at beginning of year ........       --        $        --                 --        $      --
Options written .................................    7,255          2,385,577                540           60,226
Options closed ..................................   (2,075)          (357,723)              (300)         (33,499)
Options exercised .............. ................   (1,520)          (276,856)              (140)         (21,327)
Options expired .................................   (2,360)          (194,898)              (100)          (5,400)
                                                  --------        -----------           --------        ---------
Options outstanding at end of year                   1,300        $ 1,556,100                 --        $      --
                                                  ========        ===========           ========        =========

      As of June 30, 2004, portfolio securities valued at $3,154,800 were subject to covered call options written by the trust.

NOTE 6 -- TAX MATTERS

      For  U.S.  federal  income  tax  purposes,  the cost of  securities  owned
(including proceeds for securities sold short), gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2004 for each fund were as follows:

                                                                                                          NET
                                                                GROSS               GROSS            APPRECIATION/
FUND                                          COST           APPRECIATION       DEPRECIATION        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth .................       $329,929,354       $ 33,174,881       $ (5,323,260)       $ 27,851,621
Core Equity .......................         12,237,835            807,181           (439,151)            368,030
Small-Cap Growth ..................          2,527,635            404,289            (78,593)            325,696
Capital Opportunities .............         17,888,144          2,070,333           (397,680)          1,672,653
Biotech ...........................         11,681,627            907,511           (734,978)            172,533
Small-Cap Trend ...................          3,529,545            169,389           (154,491)             14,898
Mid-Cap Value .....................         39,489,677          6,235,358         (1,014,330)          5,221,028
Small-Cap Value ...................         39,458,617          9,690,463         (1,234,772)          8,455,691
Core Value ........................          1,300,190            185,962            (39,316)            146,646
Fixed Income ......................          5,084,580            119,620            (95,444)             24,176
Municipal Bond ....................            535,324                144             (9,884)             (9,740)

      The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                     -------------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004


NOTE 6 -- TAX MATTERS -- (CONTINUED)

      AS OF JUNE 30, 2004, THE COMPONENTS OF DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:

                            UNREALIZED                                                          POST-OCTOBER          TOTAL
                           APPRECIATION     UNDISTRIBUTED    UNDISTRIBUTED    CAPITAL LOSS       CAPITAL/          DISTRIBUTABLE
FUND                      (DEPRECIATION)   ORDINARY INCOME   CAPITAL GAINS    CARRYFORWARD     CURRENCY LOSS         EARNINGS
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth ...     $ 27,851,621      $ 13,651,464     $  3,488,105     $         --      $         --      $ 44,991,190
Core Equity .........          368,030                --               --       (5,821,966)               --        (5,453,936)
Small-Cap Growth ....          325,696                --               --         (776,250)               --          (450,554)
Capital Opportunities        1,672,653         1,453,902          599,249               --                --         3,725,804
Biotech .............          172,533         1,520,401           13,366               --            (2,988)        1,703,312
Small-Cap Trend .....           14,898            14,692               --               --                --            29,590
Mid-Cap Value .......        5,221,028           564,774        2,480,078               --                --         8,265,880
Small-Cap Value .....        8,455,691         1,661,370        2,801,661               --                --        12,918,722
Core Value ..........          146,646                --           67,662               --                --           214,308
Fixed Income ........           24,176                --               --       (1,040,068)           (1,759)       (1,017,651)
Municipal Bond ......           (9,740)               --               --       (3,505,406)              (78)       (3,515,224)

      Net investment income and realized gains and losses for federal income tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences.

      AT JUNE 30,  2004,  THE  CAPITAL  LOSS  CARRYOVERS  FOR THE FUNDS  WERE AS
FOLLOWS:

      Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The funds elected to defer net capital losses as indicated in the chart below.

                                                  CAPITAL LOSS CARRYOVERS EXPIRING                       POST-OCTOBER LOSSES
                          ----------------------------------------------------------------------------------------------------------
FUND                        2008          2009         2010         2011         2012         TOTAL      DEFERRED   UTILIZED
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth ...           --           --           --           --           --           --           --    4,818,034
Core Equity .........           --           --    3,463,466    2,358,500           --    5,821,966           --      102,899
Small-Cap Growth ....           --           --      283,220      493,030           --      776,250           --       11,085
Capital Opportunities           --           --           --           --           --           --           --           --
Biotech .............           --           --           --           --           --           --        2,988           --
Small-Cap Trend .....           --           --           --           --           --           --           --           --
Mid-Cap Value .......           --           --           --           --           --           --           --      401,541
Small-Cap Value .....           --           --           --           --           --           --           --    1,044,133
Core Value ..........           --           --           --           --           --           --           --       31,099
Fixed Income ........      235,673        1,998           --      244,206      558,191    1,040,068        1,759      528,822
Municipal Bond ......           --       66,162      408,182    2,080,946      950,116    3,505,406           78      518,118

NOTE 7 - RECLASSIFICATIONS OF CAPITAL ACCOUNTS

      In accordance with accounting pronouncements, each fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of June 30, 2004, the Funds recorded the following reclassification to increase (decrease) the accounts listed below:

                              UNDISTRIBUTED        ACCUMULATED            CAPITAL PAID IN
                             NET INVESTMENT       NET REALIZED              ON SHARES OF
FUND                             INCOME            GAIN (LOSS)          BENEFICIAL INTEREST
------------------------------------------------------------------------------------------------
Aggressive Growth ...         $ 4,401,312         $(4,401,312)                  --
Core Equity .........             116,927                  --             (116,927)
Small-Cap Growth ....              39,348                  --              (39,348)
Capital Opportunities             259,630            (259,630)                  --
Biotech .............             233,088            (233,088)                  --
Small-Cap Trend .....               8,459              (8,459)                  --
Mid-Cap Value .......             318,384            (318,384)                  --
Small-Cap Value .....             171,739            (171,739)                  --
Core Value ..........               7,075                  --               (7,075)
Municipal Bond ......               2,631                  --               (2,631)

-------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
-------------------------------------------
JUNE 30, 2004

NOTE 8 -- DISTRIBUTIONS TO SHAREHOLDERS

      Income  and  long-term  capital  gain   distributions  are  determined  in
accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

      The tax character of dividends and distributions paid during the fiscal years of 2004 and 2003 were as follows:

FUND                                   ORDINARY INCOME                  LONG-TERM CAPITAL GAIN
----------------------------------------------------------------------------------------------------
                                  2004               2003               2004              2003
                              ----------------------------------------------------------------------
Capital Opportunities         $  163,648         $       --         $       --         $       --
Biotech .............            462,368                 --                 --                 --
Mid-Cap Value .......                 --            391,633                 --            224,808
Small-Cap Value .....                 --                 --             66,496          1,562,356
Fixed Income ........            158,607            510,296                 --                 --
Municipal Bond ......                 --             97,503                 --                 --

NOTE 9 -- FUND SHARE TRANSACTIONS

      At June 30, 2004, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:

                                                                 AGGRESSIVE GROWTH
                                   -------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED:                                                                             ENDING
JUNE 30, 2004                            SOLD              REDEEMED                 REINVESTED         SHARES
                                   -------------------------------------------------------------------------------
       CLASS A
       Shares ............            8,454,086           (2,572,901)                   --           14,862,013
       Value .............         $157,795,822         $(49,073,860)                   --
       CLASS B
       Shares ............               39,658              (96,509)                                   799,382
       Value .............         $    692,868         $ (1,828,243)                   --
       CLASS C
       Shares ............            1,087,655             (145,935)                   --            1,861,562
       Value .............         $ 20,199,510         $ (2,715,698)                   --
       CLASS I
       Shares ............              444,804              (16,517)                   --              707,250
       Value .............         $  8,948,989         $   (293,583)                   --

FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
       CLASS A
       Shares ............            4,702,873           (5,689,417)                   --            8,980,828
       Value .............         $ 72,126,295         $(87,065,260)                   --
       CLASS B
       Shares ............              427,160             (141,866)                   --              856,233
       Value .............         $  6,533,112         $ (2,098,583)                   --
       CLASS C
       Shares ............              658,591              (77,955)                   --              919,842
       Value .............         $  9,886,083         $ (1,159,388)
       CLASS I
       Shares ............               10,726              (26,520)                   --              278,963
       Value .............         $    163,376         $   (408,355)                   --

                                     -------------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)


                                                                      CORE EQUITY
                                   -------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED:                                                                          ENDING
JUNE 30, 2004                         SOLD                REDEEMED               REINVESTED         SHARES
                                   -------------------------------------------------------------------------------
       CLASS A
       Shares ............              39,004             (73,953)                  --             758,363
       Value .............         $   419,011         $  (834,152)                  --
       CLASS B
       Shares ............               5,320                (349)                  --              18,024
       Value .............         $    54,080         $    (3,698)                  --
       CLASS C
       Shares ............               2,253             (19,703)                  --              15,347
       Value .............         $    23,927         $  (197,173)                  --
       CLASS I
       Shares ............              11,949             (16,905)                  --             266,938
       Value .............         $   124,874         $  (173,673)                  --

FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
       CLASS A
       Shares ............               9,558            (306,209)                  --             793,312
       Value .............         $    82,662         $(2,706,219)                                      --
       CLASS B
       Shares ............               3,699                 (48)                  --              13,053
       Value .............         $    31,479         $      (400)                                      --
       CLASS C
       Shares ............              12,028             (22,327)                  --              32,797
       Value .............         $   111,866         $  (195,272)                                      --
       CLASS I
       Shares ............              13,328              (1,995)                  --             271,894
       Value .............         $   111,374         $   (16,996)                                      --

-------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
-------------------------------------------
JUNE 30, 2004

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                                                  SMALL-CAP GROWTH
                                   -------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED:                                                                          ENDING
JUNE 30, 2004                         SOLD                REDEEMED               REINVESTED         SHARES
                                   -------------------------------------------------------------------------------
      CLASS A
       Shares ............              21,228              (4,735)                  --              33,914
       Value .............         $   168,906         $   (39,110)                  --
       CLASS B
       Shares ............               7,725              (2,548)                  --              15,047
       Value .............         $    57,543         $   (19,832)                  --
       CLASS C
       Shares ............              12,479              (6,243)                  --              32,386
       Value .............         $    99,245         $   (51,504)                  --
       CLASS I
       Shares ............               1,443                  --                   --             246,352
       Value .............         $    12,324         $        --                   --

FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
       CLASS A
       Shares ............               9,154              (9,895)                  --              17,421
       Value .............         $    57,910         $   (62,252)                  --
       CLASS B
       Shares ............               6,560              (1,205)                  --               9,870
       Value .............         $    42,546         $    (7,488)                  --
       CLASS C
       Shares ............              18,103                (576)                  --              26,150
       Value .............         $   116,946         $    (3,531)                  --
       CLASS I
       Shares ............             251,365            (468,863)                  --             244,909
       Value .............         $ 1,614,302         $(3,029,940)                  --

                                                                CAPITAL OPPORTUNITIES
                                   -------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED:                                                                          ENDING
JUNE 30, 2004                         SOLD                REDEEMED               REINVESTED         SHARES
                                   -------------------------------------------------------------------------------
       CLASS A
       Shares ............             380,887             (68,739)               4,116             633,241
       Value .............         $ 4,051,530         $  (739,662)              41,823
       CLASS B
       Shares ............              17,898             (24,885)               1,179              96,521
       Value .............         $   181,003         $  (266,243)              11,949
       CLASS C
       Shares ............             315,039            (345,809)              10,700             945,674
       Value .............         $ 3,201,907         $(3,619,527)             108,393

FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
       CLASS A
       Shares ............             166,402             (66,227)                  --             316,977
       Value .............         $ 1,416,947         $  (550,773)                  --
       CLASS B
       Shares ............              71,477              (8,523)                  --             102,329
       Value .............         $   602,598         $   (75,190)                  --
       CLASS C
       Shares ............             820,001             (76,145)                  --             965,744
       Value .............         $ 6,993,653         $  (636,580)                  --

                                     -------------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                                                    BIOTECH
                                   -------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED:                                                                          ENDING
JUNE 30, 2004                         SOLD               REDEEMED           REINVESTED              SHARES
                                   -------------------------------------------------------------------------------
       CLASS A
       Shares ............             628,690            (144,106)              21,149             726,517
       Value .............         $ 8,365,859         $(1,876,271)         $   260,345
       CLASS B
       Shares ............              31,377             (40,146)               6,587             130,726
       Value .............         $   402,225         $  (503,596)         $    80,425
       CLASS C
       Shares ............             270,928            (110,617)               7,902             303,026
       Value .............         $ 3,504,791         $(1,408,157)         $    96,482

FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
       CLASS A
       Shares ............             222,480              (1,696)                  --             220,784
       Value .............         $ 2,312,935         $   (16,439)                  --
       CLASS B
       Shares ............             135,233              (2,325)                  --             132,908
       Value .............         $ 1,449,656         $   (25,264)                  --
       CLASS C
       Shares ............             137,400              (2,587)                  --             134,813
       Value .............         $ 1,432,673         $   (25,699)                  --

                                                                    SMALL-CAP TREND
                                   -------------------------------------------------------------------------------
FOR THE PERIOD ENDED:                                                                               ENDING
JUNE 30, 2004                         SOLD                REDEEMED               REINVESTED         SHARES
                                   -------------------------------------------------------------------------------
       CLASS A
       Shares .......                  248,983               (36,071)                 --            212,912
       Value ........               $2,468,853            $ (342,301)                 --
       CLASS C
       Shares .......                  106,822                    --                  --            106,822
       Value ........               $1,031,136                    --                  --
       CLASS I
       Shares .......                   32,884                   (17)                 --             32,867
       Value ........               $  310,957            $     (169)                 --


-------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
-------------------------------------------
JUNE 30, 2004

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                                                   MID-CAP VALUE
                                   -------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED:                                                                          ENDING
JUNE 30, 2004                         SOLD                REDEEMED               REINVESTED         SHARES
                                   -------------------------------------------------------------------------------
       CLASS A
       Shares ............           1,783,151            (644,701)                  --           1,895,851
       Value .............         $25,800,352         $(9,142,215)                  --
       CLASS B
       Shares ............              10,625             (24,530)                  --             194,680
       Value .............         $   148,453         $  (351,350)                  --
       CLASS C
       Shares ............             229,297             (99,435)                  --             589,840
       Value .............         $ 3,185,208         $(1,395,707)                  --
       CLASS I
       Shares ............               8,022              (2,652)                  --             102,786
       Value .............         $   113,956         $   (40,094)                  --

FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
       CLASS A
       Shares ............             585,569            (291,166)              24,917             757,401
       Value .............         $ 5,387,844         $(2,651,022)         $   231,729
       CLASS B
       Shares ............              72,264             (89,247)              10,744             208,585
       Value .............         $   715,531         $  (832,859)              98,952
       CLASS C
       Shares ............             149,472            (190,254)              25,429             459,978
       Value .............         $ 1,417,250         $(1,687,558)         $   231,146
       CLASS I
       Shares ............              15,430            (468,729)               4,703              97,416
       Value .............         $   146,289         $(4,568,389)         $    44,211

                                     -------------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                                                  SMALL-CAP VALUE
                                   -------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED:                                                                          ENDING
JUNE 30, 2004                         SOLD               REDEEMED            REINVESTED             SHARES
                                   -------------------------------------------------------------------------------
       CLASS A
       Shares ............             610,099            (208,293)               1,069             924,493
       Value .............         $10,798,184         $(3,672,135)         $    18,201
       CLASS B
       Shares ............               7,583              (8,861)                 100              53,450
       Value .............         $   125,700         $  (148,689)         $     1,662
       CLASS C
       Shares ............             146,989             (31,968)                 242             217,187
       Value .............         $ 2,394,163         $  (520,777)         $     3,930
       CLASS I
       Shares ............             432,668            (153,176)               2,417           1,347,119
       Value .............         $ 6,730,260         $(2,865,464)         $    41,520

FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
       CLASS A
       Shares ............             149,703            (194,137)              37,212             521,618
       Value .............         $ 1,907,793         $(2,345,693)         $   440,598
       CLASS B
       Shares ............              23,349              (8,676)               3,319              54,628
       Value .............         $   312,426         $  (109,429)         $    38,701
       CLASS C
       Shares ............              50,583             (21,207)               5,108             101,924
       Value .............         $   625,070         $  (245,427)         $    58,130
       CLASS I
       Shares ............              13,652            (162,003)              84,347           1,065,210
       Value .............         $   165,233         $(1,838,648)         $ 1,005,417

                                                                  CORE VALUE
                                   -------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED:                                                                       ENDING
JUNE 30, 2004                         SOLD             REDEEMED               REINVESTED         SHARES
                                   -------------------------------------------------------------------------------
       CLASS A
       Shares ............             13,098               (121)                 --            125,521
       Value .............         $  145,604         $   (1,272)                 --

FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
       CLASS A
       Shares ............              9,553                (49)                 --            112,544
       Value .............         $   79,472         $     (420)                 --

-------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
-------------------------------------------
JUNE 30, 2004

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                                                FIXED INCOME
                                   -------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED:                                                                               ENDING
JUNE 30, 2004                         SOLD                REDEEMED               REINVESTED              SHARES
                                   -------------------------------------------------------------------------------
       CLASS A
       Shares ............              285,610             (427,244)                4,907              130,524
       Value .............         $  2,753,526         $ (4,125,347)         $     47,059
       CLASS B
       Shares ............               34,876             (100,164)                2,688              104,631
       Value .............         $    334,406         $   (961,973)         $     25,677
       CLASS C
       Shares ............              364,416             (422,628)                5,226              287,935
       Value .............         $  3,500,812         $ (4,037,033)         $     49,945
       CLASS I
       Shares ............                   --                 (265)                1,033               32,610
       Value .............                   --               (2,566)         $      9,887

FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
       CLASS A
       Shares ............              203,279           (1,041,893)               34,352              267,251
       Value .............         $  2,000,675         $(10,166,223)         $    336,760
       CLASS B
       Shares ............              144,322              (54,334)                6,149              167,231
       Value .............         $  1,423,075         $   (530,945)         $     59,856
       CLASS C
       Shares ............              269,611              (53,909)                5,368              340,921
       Value .............         $  2,646,640         $   (526,838)         $     52,288
       CLASS I
       Shares ............               70,627              (43,721)                2,050               31,842
       Value .............         $    703,543         $   (424,199)         $     20,024

                                     -------------------------------------------
                                               NOTES TO THE FINANCIAL STATEMENTS
                                     -------------------------------------------
                                                                   JUNE 30, 2004

NOTE 9 -- FUND SHARE TRANSACTIONS -- (CONTINUED)

                                                               MUNICIPAL BOND
                                   -------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED:                                                                          ENDING
JUNE 30, 2004                         SOLD                REDEEMED               REINVESTED         SHARES
                                   -------------------------------------------------------------------------------
       CLASS A
       Shares ............              11,427             (14,266)                  --              19,106
       Value .............         $    62,541         $   (71,719)                  --
       CLASS B
       Shares ............               5,277              (3,939)                  --              12,351
       Value .............         $    26,913         $   (19,668)                  --
       CLASS C
       Shares ............              13,896             (38,342)                  --              21,068
       Value .............         $    72,201         $  (190,618)                  --
       CLASS I
       Shares ............             150,799            (128,759)                  --              50,369
       Value .............         $   806,142         $  (688,011)                  --

FOR THE FISCAL YEAR ENDED:
JUNE 30, 2003
       CLASS A
       Shares ............               7,700             (58,534)               3,702              21,945
       Value .............         $    36,495         $  (305,206)         $    20,942
       CLASS B
       Shares ............              20,481             (61,272)               2,715              11,013
       Value .............         $   103,981         $  (311,260)         $    15,355
       CLASS C
       Shares ............              35,016             (15,771)               2,592              45,514
       Value .............         $   205,071         $   (82,717)         $    14,579
       CLASS I
       Shares ............                  --            (957,030)              12,450              28,329
       Value .............                  --         $(6,555,799)         $    72,134

                                     -------------------------------------------
                                                REPORT OF INDEPENDENT REGISTERED
                                                          PUBLIC ACCOUNTING FIRM
                                     -------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE QUAKER  INVESTMENT TRUST
VALLEY FORGE, PENNSYLVANIA

      We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Quaker Investment Trust (comprising, respectively, Aggressive Growth Fund, Core Equity Fund, Small-Cap Growth Fund, Capital Opportunities Fund, Biotech Pharma-Healthcare Fund, Small-Cap Trend Fund, Mid-Cap Value Fund, Small-Cap Value Fund, Geewax Terker Core Value Fund, Fixed Income Fund and Intermediate Municipal Bond Fund) as of June 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting The Quaker Investment Trust, as of June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.


BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

July 30, 2004

                                     -------------------------------------------
                                                           TRUSTEES AND OFFICERS
                                     -------------------------------------------
                                                                   JUNE 30, 2004

TRUSTEES AND OFFICERS

      The Board of Trustees ("Board" or "Trustees") has overall responsibility for conduct of the Trust's affairs. The day-to-day operations of the Trust are managed by the Advisor, subject to the Bylaws of the Trust and review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         OTHER
                        POSITION(S)      TERM OF OFFICE                                                FUNDS         DIRECTORSHIPS
 NAME, ADDRESS &        HELD WITH         & LENGTH OF             PRINCIPAL OCCUPATION(S)             OVERSEEN          HELD BY
  DATE OF BIRTH         THE TRUST         TIME SERVED               DURING PAST 5 YEARS               BY TRUSTEE        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MR. JEFFRY H. KING,    Interested       Indefinite.         Chairman of the Board of Directors of     Eleven
SR. (1)                Trustee,                             Quaker Securities, Inc., 83 General
                       Chief            Since Nov., 1996    Warren Blvd., Suite 200, Malvern, PA
83 General Warren      Executive                            19355, an institutional broker/dealer
Blvd., Suite 200,      Officer,                             firm, since 2002. President & CEO of
Malvern, PA 19355      Treasurer                            Quaker Securities, Inc. from 1990 to
                                                            2002. Chairman of the Board of
(12-06-42)                                                  Directors of Quaker Funds, Inc., 1288
                                                            Valley Forge Road, Suite 71, Valley
                                                            Forge, PA 19482, currently Fund
                                                            Manager to the Quaker Family of
                                                            Funds, since 1996. Co-Chairman of the
                                                            Board of Citco Mutual Fund Services,
                                                            Inc., 83 General Warren Blvd., Suite
                                                            200, Malvern, P A 19355, transfer
                                                            agent to the Trust, since May, 2001.
                                                            Co-Chairman of the Board of Citco
                                                            Mutual Fund Services, Inc., 83 General
                                                            Warren Blvd., Suite 200, Malvern, PA
                                                            19355, underwriter to the Trust, since
                                                            May, 2002.
------------------------------------------------------------------------------------------------------------------------------------
MS. LAURIE KEYES (2)   Interested       Indefinite.         Chief Financial Officer of Quaker         Eleven        None
                       Trustee,                             Funds, Inc., currently Fund Manager to
1288 Valley Forge      Secretary        Since Nov., 1996    the Quaker Family of Funds, since 1996.
Road, Suite 71,
Valley Forge, PA 19482

(12-10-49)
------------------------------------------------------------------------------------------------------------------------------------
MR. EVERETT T. KEECH   Interested       Indefinite.         Chairman-Executive Committee,             Eleven        Director,
                       Trustee, Vice                        Technology Development Corp.,                           Technology
One Tower Bridge,      Chairman         Since Nov., 1996    Norristown, PA, a technology                            Development
Suite 930,             of the Board                         development and manufacturing firm,                     Corp.; Director,
100 Front Street,                                           since 1997; President, Quaker                           Advanced
West Conshohocken,                                          Investment Trust since January 2002;                    Training
PA 19482                                                    Lecturer, University of Pennsylvania                    Systems
                                                            since 1988.                                             International,
(02-23-40)                                                                                                          Inc.;
                                                                                                                    Director,
                                                                                                                    Phoenix
                                                                                                                    Data
                                                                                                                    Systems,
                                                                                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------
JUNE 30, 2004

TRUSTEES AND OFFICERS -- (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         OTHER
                        POSITION(S)      TERM OF OFFICE                                                FUNDS         DIRECTORSHIPS
 NAME, ADDRESS &        HELD WITH         & LENGTH OF             PRINCIPAL OCCUPATION(S)             OVERSEEN          HELD BY
  DATE OF BIRTH         THE TRUST         TIME SERVED               DURING PAST 5 YEARS               BY TRUSTEE        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MR. KEVIN J. MAILEY(3) Interested       Indefinite.         Principal of Quaker Funds, Inc. since     Eleven
                       Trustee,                             May, 2000. Elected President of
1288 Valley Forge      President        Since Feb., 2002    Quaker Funds, Inc. in September, 2001.
Road, Suite 71,                                             Director, Quaker Funds, Inc. Director,
Valley Forge, PA 19482                                      Citco Mutual Fund Services and Citco
                                                            Mutual Fund Distributors, Inc. Marketing
(09-06-52)                                                  Director of Meridian Investments from
                                                            October, 1997 to June, 1999. Principal
                                                            and Marketing Director of the William Penn
                                                            Funds from December, 1989 to June, 1997.
                                                            Graduate of Notre Dame University.
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
MR. DAVID K. DOWNES    Independent      Indefinite.         President and CEO of CRA Fund             Eleven        Director,
                       Chairman of                          Advisors since January, 2004. President                 Internet
365 Applebrook Drive,  the Board of     Since Jan., 2004    and Treasurer of CRA Qualified                          Capital Group
Malvern, PA 19355      Trustees                             Investment Fund since February 2004.
                                                            Retired as Chief Operating Officer
(01-08-40)                                                  and Chief Financial Officer of Lincoln
                                                            National Investment Companies and
                                                            Delaware Investments, the investment
                                                            management subsidiary of the Lincoln
                                                            Financial Group in October of 2003.
                                                            Also served as the Chairman and CEO
                                                            of Delaware Investments' retirement
                                                            business; President and CEO of
                                                            Delaware Service Company, and
                                                            President and CEO of Delaware
                                                            Investments Family of Funds during his
                                                            tenure at Lincoln National Investment
                                                            Companies. In addition, he served as
                                                            president and a member of the board
                                                            of the Lincoln National Convertible
                                                            Securities Fund, Inc. and the Lincoln
                                                            National Income Funds, Inc. A graduate
                                                            of Pennsylvania State University, he is
                                                            a Certified Public Accountant and holds
                                                            N.A.S.D. Series 7, 24 and 27 licenses.
------------------------------------------------------------------------------------------------------------------------------------

                                     -------------------------------------------
                                                           TRUSTEES AND OFFICERS
                                     -------------------------------------------
                                                                   JUNE 30, 2004

TRUSTEES AND OFFICERS -- (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         OTHER
                        POSITION(S)      TERM OF OFFICE                                                FUNDS         DIRECTORSHIPS
 NAME, ADDRESS &        HELD WITH         & LENGTH OF             PRINCIPAL OCCUPATION(S)             OVERSEEN          HELD BY
  DATE OF BIRTH         THE TRUST         TIME SERVED               DURING PAST 5 YEARS               BY TRUSTEE        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MR. LOUIS P.           Independent      Indefinite.         President, Ashley Development             Eleven         None
PEKTOR, III            Trustee                              Company, 559 Main Street, Suite 300,
                                        Since Nov., 1996    Bethlehem, PA, 18018, a commercial
559 Main Street,                                            real estate development company, since
Suite 300,                                                  1989. Previously, Executive Vice
Bethlehem, PA 18018                                         President, Wall Street Mergers &
                                                            Acquisitions, Allentown, Pennsylvania.
(01-18-51)                                                  Graduate of Moravian College with BA and
                                                            Lehigh University with an MBA in Business
                                                            Management.
-----------------------------------------------------------------------------------------------------------------------------------
MR. MARK S. SINGEL     Independent      Indefinite.         Managing Director, Public Affairs         Eleven         Director,
                       Trustee                              Management, 305 North Front Street,                      GoInternet
305 North Front Street,                 Since Feb., 2002    Harrisburg, PA 17108, a political                        Corp.,
Harrisburg, PA 17108                                        consulting firm, since 1999. President                   Philadelphia,
                                                            and CEO of Singel Associates,                            PA, Trustee,
(09-12-53)                                                  1995-1999. Formerly Lieutenant                           St. Francis
                                                            Governor and Acting Governor of                          University
                                                            the Commonwealth of Pennsylvania;
                                                            also served as a State Senator for
                                                            Pennsylvania and Chairman of the
                                                            Pennsylvania Democratic Party.
-----------------------------------------------------------------------------------------------------------------------------------
AMBASSADOR             Independent      Indefinite.         President of Eisenhower Fellowships       Eleven         Governor of the
ADRIAN A. BASORA       Trustee                              ("EF"), Philadelphia, PA, since 1996.                    Philadelphia
(RET.)                                  Since Feb., 2002    EF's mission is to enhance progress and                  Stock Exchange
                                                            mutual understanding through linkages
256 South 16th Street,                                      among leaders in key fields throughout
Philadelphia, PA 19102                                      the world. Previously served as U.S.
                                                            Ambassador to the Czech Republic
(07-18-38)                                                  from 1992 through 1995. Served as
                                                            National Security Council Director for
                                                            European Affairs at the White House
                                                            from 1989 to 1991. Ambassador
                                                            Basora's affiliations include the
                                                            Council on Foreign Relations, the
                                                            Foreign Policy Research Institute and
                                                            the Foundation for a Civil Society.
                                                            Ambassador Basora holds an MPA
                                                            degree from Princeton University and
                                                            undergraduate degrees from the Institut
                                                            d'Etudes Politiques in Paris and from
                                                            Fordham University.
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------
JUNE 30, 2004

TRUSTEES AND OFFICERS -- (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         OTHER
                        POSITION(S)      TERM OF OFFICE                                                FUNDS         DIRECTORSHIPS
 NAME, ADDRESS &        HELD WITH         & LENGTH OF             PRINCIPAL OCCUPATION(S)             OVERSEEN          HELD BY
  DATE OF BIRTH         THE TRUST         TIME SERVED               DURING PAST 5 YEARS               BY TRUSTEE        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MR. G. MICHAEL MARA(4) Independent      Indefinite.         Managing Director, Millennium Bank,       Eleven         None
                       Trustee                              Malvern, PA, since 2000. President,
83 General Warren                       Since Feb., 2002    Valley Forge Capital Advisors since
Blvd., Suite 200,                                           January 2003. Previously principal,
Malvern, PA 19355                                           Vanguard Fiduciary Trust Company,
                                                            The Vanguard Group, Valley Forge, PA,
(05-05-55)                                                  from 1997 to 1999. District Manager
                                                            and Senior Vice President, Merrill
                                                            Lynch Trust Company, 1995 to 1997.
                                                            Served in various increasingly
                                                            responsible roles within Merrill Lynch
                                                            from 1986 to 1997. Mr. Mara also
                                                            served in the U.S. Army Intelligence
                                                            and Security Command in Augsburg,
                                                            Germany from 1976-1980. Mr. Mara
                                                            holds an MBA in management from The
                                                            American University, Washington, DC
                                                            and a BA in Business Communications
                                                            from Emerson College, Boston, MA.
-------------------------------------------------------------------------------------------------------------------------------
MR. JAMES R.           Independent      Indefinite.         President, Robert J. McAllister           Eleven         Penn Street
BRINTON                Trustee                              Agency, Inc., 123 West Lancaster                         Fund, Inc.
                                        Since Feb., 2002    Avenue, Wayne PA 19087, a commer-                        5 Portfolios
123 West Lancaster                                          cial insurance brokerage firm, since
Avenue, Wayne PA                                            1979. Mr. Brinton holds a BA in busi-
19087                                                       ness from Marietta College and
                                                            licenses as a property and casualty
(07-03-54)                                                  broker and life, accident and health
                                                            agent.
------------------------------------------------------------------------------------------------------------------------------------

                                     -------------------------------------------
                                                           TRUSTEES AND OFFICERS
                                     -------------------------------------------
                                                                   JUNE 30, 2004

TRUSTEES AND OFFICERS -- (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         OTHER
                        POSITION(S)      TERM OF OFFICE                                                FUNDS         DIRECTORSHIPS
 NAME, ADDRESS &        HELD WITH         & LENGTH OF             PRINCIPAL OCCUPATION(S)             OVERSEEN          HELD BY
  DATE OF BIRTH         THE TRUST         TIME SERVED               DURING PAST 5 YEARS               BY TRUSTEE        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MR. WARREN WEST        Independent      Indefinite.         President and Owner of Greentree          Eleven         None
                       Trustee                              Brokerage Services, Inc., 1700 Market
1700 Market Street,                     Since Nov., 2003    St., Suite 1420, Philadelphia, PA 19103,
Suite 1420,                                                 a Broker Dealer firm since 1998. Mr.
Philadelphia, PA                                            West has over 27 years of experience in
19103                                                       the financial services industry, having
                                                            served as President of Strategic
(09-18-56)                                                  Investors, Inc., Vice President of Spear
                                                            Leeds and Kellogg, Drexel Burnham
                                                            Lambert, and A.G. Becker. From 1982
                                                            to the present Mr. West has been active
                                                            on numerous committees of the PHLX
                                                            including: marketing, options, foreign
                                                            currency, rules, seats, and quality of
                                                            markets. Mr. West is a member of the
                                                            NASD Regulation, Inc. Board of
                                                            Arbitrators, Board member of the IVC,
                                                            Philadelphia and a former member of
                                                            The American Stock Exchange, The
                                                            New York Options Exchange, The New
                                                            York Mercantile Exchange, The New
                                                            York Cotton Exchange, The Coffee,
                                                            Cocoa, Sugar Exchange, and The
                                                            Philadelphia Stock Exchange.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. King is an "interested person" of the Trust for purposes of the 1940 Act because he is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust, is a shareholder of Citco Mutual Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust, and serves as a director of Quaker Funds, Inc. and Citco Mutual Fund Services, Inc.

(2) Ms. Keyes is an "interested person" of the Trust for purposes of the 1940 Act because she is a principal and controlling share- holder of Quaker Funds, Inc., Investment Advisor to the Trust.

(3) Mr. Mailey is an "interested person" of the Trust for purposes of the 1940 Act because he is a shareholder of Citco Mutual Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust, he is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust, and he serves as President of Quaker Funds, Inc.

(4) Mr. Mara is an officer of Penn Street Fund, Inc., a registered investment company. Mr. King was a director of Penn Street Fund, Inc. from May, 2002 until April, 2003. There are no family relationships between the Trustees and executive officers of the Trust, except between Ms. Keyes and Mr. King, who are married.

--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS--(UNAUDITED)

For the fiscal year ended June 30, 2004 certain dividends paid by the Funds may be subjected to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("The Act"). The Fund intends to designate up to the maximum amount of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES

An explanation of the Quaker Investment Trust Proxy Voting Policy and Procedures, under which the sub-advisors vote proxies related to securities held by the Funds, is available without charge upon request, by calling toll-free 1-800-220-8888, or by accessing the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------

The Quaker Funds are distributed by
Citco Mutual Fund Distributors, Inc.
(member NASD).

Contact us:
Quaker Funds, Inc.
c/o Citco Mutual Fund Distributors
Citco Mutual Fund Distributors, Inc.
P.O. Box C1100
Southeastern, PA 19398-1100
800-220-8888
www.quakerfunds.com


(C)2004 Quaker(R) Investment Trust


[LOGO the Quaker Funds]
www.quakerfunds.com


                                                                     QFAR 062004

ITEM 2. CODE OF ETHICS.

      (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

      (c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

      (d) The registrant's code of ethics is filed herewith.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that David K. Downes, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Downes is "independent" as that term is defined in Item 3(a)(2) of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate audit fees billed to the Quaker Investment Trust for the last two fiscal years by the principal accountant were $60,000 and $62,500, respectively.

(b) Audit-Related Fees. There were no audit-related fees, other than those noted above under "Audit Fees," that were billed to the Quaker Investment Trust for the last two fiscal years by the principal accountant.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $5,000 and $5,500, respectively.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0, respectively.

(e) The registrant's audit committee has adopted an Audit Committee Charter that provides that the audit committee shall approve, prior to appointment, the engagement of the auditor to provide audit services to the registrant and non-audit services to the registrant, its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(f) All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (excluding any sub-adviser whose role is primarily portfolio management and whose activities with respect to the registrant is overseen by the registrant's investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant, for each of the registrant's last two fiscal years.

Non-Audit Related Fees              Fiscal Year               Fiscal Year
                                  Ended 6/30/2004           Ended 6/30/2003
                                  ---------------           ---------------

Registrant                           $[  ]                       $[  ]
Registrant's Investment Advisor      $[  ]                       $[  ]

(h) The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence. The audit committee has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable for periods ending before July 9, 2004; however, the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)(1) Code of Ethics required to be disclosed under item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Quaker Investment Trust


By (Signature and Title)    ----------------------------
                            Kevin J. Mailey
                            President
Date                        September 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)    ----------------------------
                            Kevin J. Mailey
                            President
Date                        September 8, 2004


By (Signature and Title)    ----------------------------
                            Jeffry H. King, Sr.
                            Treasurer
Date                        September 8, 2004